THE SARATOGA ADVANTAGE TRUST
                               SEMI ANNUAL REPORT
                            AS OF FEBRUARY 28, 2001







                               TABLE OF CONTENTS





President's Letter.....................................................  Page 1

Investment Review......................................................  Page 3

Schedules of Investments...............................................  Page 10

Statements of Assets and Liabilities...................................  Page 32

Statements of Operations...............................................  Page 33

Statements of Changes in Net Assets....................................  Page 34

Notes to Financial Statements..........................................  Page 36

Financial Highlights...................................................  Page 41




















     This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.


TRUSTEES AND OFFICERS



Bruce E. Ventimiglia
Trustee, Chairman, President & CEO

Patrick H. McCollough
Trustee

Udo W. Koopmann
Trustee

Floyd E. Seal
Trustee

Stephen Ventimiglia
Vice President & Secretary

William P. Marra
Treasurer & Chief Financial Officer

Mary A. Nelson
Assistant Treasurer

Karen Jacoppo-Wood
Assistant Secretary



Investment Manager
Saratoga Capital Management
1501 Franklin Avenue
Mineola, NY 11501-4803

Distributor
Funds Distributor Inc.
60 State Street, Suite 1300
Boston, MA 02109

Transfer and Shareholder Servicing Agent
State Street Bank and Trust Company
P.O. Box 8514
Boston, MA  02266

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA  02101


THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders


April 17, 2001


Dear Shareholder:

     We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the "Trust"). This report covers the six months from September 1, 2000 through February 28, 2001.

     In light of recent stock market volatility, many investors are questioning what they should do with their investments going forward. Let's review some sound investment principles that can help you traverse both rising and falling markets.

     1) A well designed asset allocation strategy is the anchor for many successful investors. Establish an asset allocation strategy (for example, a strategy to diversify your assets amongst stock, bond and money market mutual funds) that you will be comfortable with in both advancing and declining markets. A sensible asset allocation strategy should take into consideration your: investment objectives, tolerance for risk, income needs and investment time horizon. Review your asset allocation strategy with your financial advisor. If you have implemented an asset allocation strategy that you are comfortable with, then don't let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy - remain anchored. Remember, it is normal to lose money during various time periods when you invest in stocks and bonds; this is part of the price that investors pay to try to earn higher rates of return over the long haul than they might earn if they place money in investments that don't fluctuate in value.

     2) Many successful investors put professional money managers on their investment teams. We are proud to be able to offer you the ability to access multiple investment asset classes through the Saratoga Advantage Trust's portfolios. The Trust's portfolios are managed by some of the world's leading institutional investment advisory firms. These are the same investment advisory firms that manage money for some of the largest corporations, pension plans and foundations. Each of the advisors has been selected on the basis of their: research capabilities, long-term investment performance, organizational stability, investment philosophy, and other key factors. The Trust's diversity of portfolio structure is designed to give you the opportunity to efficiently implement your asset allocation strategy to create a balanced portfolio in accordance with your investment goals and objectives. For your serious, "core" assets, let full-time investment professionals purchase and sell securities on your behalf.


     3) Stay focused on your long-term investment goals. Monitor your investment results on a regular basis to determine if your long-term investment objectives are being met. When reviewing the performance of the institutional investment advisory firms that manage the portfolios of the Trust, and the performance of money managers in general, please remember that it is not unusual for managers' returns to vary significantly from their benchmark indices over short-term measurement periods such as several quarters. In fact, the more volatile the style of management the more likely it is to have significant deviations from the index it is being measured against over short-term measurement periods.


     4) Consider adding money to your investment portfolio when it declines in value. No one can tell you for sure when a market has reached bottom. It takes courage to be a successful investor.


     5) Be disciplined and patient with your investment strategy. Successful investing requires both discipline and patience.


     Following you will find specific information on the investment strategy and performance of each of the Trust's portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the portfolios.


     We remain dedicated to serving your investment needs. Thank you for investing with us.

Best wishes,


Bruce E. Ventimiglia
Chairman, President and
Chief Executive Officer


-----------------------------------------
LARGE CAPITALIZATION VALUE PORTFOLIO
Advised by:
OpCap Advisors
New York, New York
-----------------------------------------

     Objective: Seeks total return consisting of capital appreciation and dividend income by investing primarily in a diversified portfolio of common stocks that, in the Advisor's opinion, are believed to be undervalued in the market and offer above-average price appreciation potential.

Total Aggregate                                 Large
Return for the Period                           Capitalization      Morningstar
Ended February 28, 2001                         Value Portfolio     Large Value
                                                (Class I)           Average(1)

9/1/94 (inception) - 2/28/01*                   16.0%                   14.6%

3/1/00 - 2/28/01                                26.9%                   14.0%

9/1/00 - 2/28/01                                11.8%                   -0.6%


*Annualized performance for periods greater than one year

     The Saratoga Large Capitalization Value Portfolio invests in a diverse group of high-quality, undervalued companies. The investment team uses fundamentally driven, value-oriented analysis, which leads to the selection of high-quality businesses that are selling for substantially less than their intrinsic value. Each business is examined to determine industry position, profitability and financial strength. Management is also evaluated for its decision-making ability, experience, vision, compensation structure, and stock ownership. Over time we expect the share price of these companies to approach their intrinsic value, potentially producing superior returns.


     The Portfolio owned the common stocks of 55 companies as of February 28, 2001. The largest holding was Freddie Mac, a federally chartered government sponsored enterprise formed for the purpose of financing home ownership in the United States. Other major holdings included CVS Corporation, a retail drugstore chain; Fleet Boston Financial, a financial conglomerate; Wells Fargo, a diversified financial services company; and McDonalds Corporation. Top contributors to the Portfolio performance for the six months ended February 28, 2001 included Freddie Mac, CVS Corporation, John Hancock Financial Services, Sabre Group, and Canadian Pacific Ltd.

     1. The Morningstar Large Value Average, as of February 28, 2001, consisted of 771 mutual funds comprised of large market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.

Past performance is not predictive of future performance.

--------------------------------------------
LARGE CAPITALIZATION GROWTH PORTFOLIO
Advised by:
Harris Bretall Sullivan & Smith, L.L.C.
San Francisco, California
--------------------------------------------

     Objective:   Seeks  capital   appreciation  by  investing  primarily  in  a
diversified portfolio of common stocks that, in the Advisor's opinion, have faster earnings growth potential than the Standard & Poor's 500.

                                        Large             Morningstar
Total Aggregate                         Capitalization    Large Growth
Return for the Period                   Growth Portfolio  Average(1)
Ended February 28, 2001                 (Class I)

9/1/94 (inception) - 2/28/01*            14.1%               16.6%

3/1/00 - 2/28/01                        -33.6%              -26.8%

9/1/00 - 2/28/01                        -37.5%              -30.7%


*Annualized performance for periods greater than one year

     2000 began with a slight stock market rally, but then fell victim to a host of negative earnings, pre-announcements and Wall Street downgrades. Harris Bretall believes the stock market is oversold to a point of presenting one of the best entry points they have seen in their thirty years of stock managing money. Harris Bretall remains very optimistic for the market, and in particular, the companies in the Saratoga Large Capitalization Growth Portfolio. Harris Bretall believes that the fundamentals that have driven the bull market for the last 18 years are still firmly in place. The three major macro-economic trends, demographics, globalization and the information technology revolution are as powerful today as they have ever been. Each trend by itself could propel the market higher for many years to come, but the combination of the three at one time in history has provided investors with what we believe is a once in every other lifetime opportunity to create great wealth in the stock market. Nothing that occurred in 2000 has derailed any of these trends. The market has gone through a normal correction in preparing for the next leg of this bull market.

     Harris Bretall believes the building blocks have already been laid to fuel the next upward move in the market. Those building blocks are: the Fed's aggressive stance to lower interest rates, a $1.3 trillion dollar potential tax cut, a budget surplus, falling energy prices, mortgage refinancing and a market correction. Harris Bretall thinks this will provide for a return to a strong investment environment fueled by 2% to 3% economic growth, low interest rates and low inflation. As was the case for the past five years, Harris Bretall believes the companies in the Saratoga Advantage Trust Large Capitalization Growth Portfolio are best positioned to reward investors in such an environment.

1. The Morningstar Large Growth Average, as of February 28, 2001, consisted of 921 mutual funds comprised of large market capitalization stocks with the highest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.

Past performance is not predictive of future performance.

-----------------------------------
SMALL CAPITALIZATION PORTFOLIO
Advised by:
Fox Asset Management, Inc.
Little Silver, New Jersey
-----------------------------------

     Objective: Seeks maximum capital appreciation by investing in a diversified portfolio of the common stocks of small capitalization companies.

                                        Small
Total Aggregate                         Capitalization          Morningstar
Return for the Period                   Portfolio               Small
Ended February 28, 2001                 (Class I)               Value
                                                                Average(1)

9/1/94 (inception) - 2/28/01*           11.3%                   14.2%

3/1/00 - 2/28/01                        13.7%                   21.9%

9/1/00 - 2/28/01                        -0.2%                   6.9%


*Annualized performance for periods greater than one year

     The old economy rules of supply and demand, the importance of equity valuation and the psychological dynamic of greed giving way to fear reasserted themselves over the past six months. As a result, small-cap value stocks resumed a leadership position within the domestic stock market, contributing to the strong performance of your Portfolio What will be critical during the next six months is the extent to which a slowing economy and rising costs impact corporate profits. Higher energy costs and decelerating demand in a variety of economic sectors were evident as companies reported their fourth-quarter 2000 earnings. Indeed, many large, highly valued technology companies have been among the most adversely affected. But even smaller companies that represent elements of such companies' supply chains and those in more mundane sorts of businesses have not been immune from the slowdown. However, their more nimble nature that allows for more rapid response to change in tandem with their lower valuations should help keep the stocks of smaller, reasonably valued companies among the better performers over the foreseeable future. Importantly, the trend away from technology that has penalized many growth-oriented portfolios in recent quarters will reverse at some point, providing disciplined, value-oriented investors with some excellent opportunities. While technology sector fundamentals have clearly deteriorated from very strong levels, valuations are becoming increasingly enticing.

     Despite the current uncertainty related to future economic growth, we remain confident that the consistent application of our investment discipline in tandem with an unwavering commitment to diligence and reasonable analysis will continue to reap substantial rewards over the long haul. Our strategy will continue to generate portfolios that are characterized by inexpensive, higher-quality companies. It is this effort to capitalize on both attractive valuations and solid fundamentals that is at the core of the Fox brand of value investing.

     1. The Morningstar Small Value Average, as of February 28, 2001, consisted of 229 mutual funds comprised of small market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.

Past performance is not predictive of future performance.

---------------------------------
INTERNATIONAL EQUITY PORTFOLIO
Advised by:
Friends Ivory & Sime plc
Edinburgh, Scotland
---------------------------------

     Objective:   Seeks  capital   appreciation  by  investing  primarily  in  a
diversified portfolio of the securities of companies domiciled outside of the United States.


                                        International           Morgan
Total Aggregate                         Equity                  Stanley EAFE
Return for the Period                   Portfolio               Index
Ended February 28, 2001                 (Class I)               (U.S. Dollars)1

9/1/94 (inception) - 2/28/01*           3.9%                    5.2%

3/1/00 - 2/28/01                        -26.1%                  -17.4%

9/1/00 - 2/28/01                        -22.7%                  -14.3%

*Annualized performance for periods greater than one year

     Global growth expectations for 2001 have fallen sharply in recent months fuelled by a faster than expected slowdown in the U.S. economy. This has resulted in sharp falls in global stock markets over the past six months, with the MSCI EAFE Index down by 14.3%. Investors have become increasingly concerned about earnings growth prospects. Recent cuts in interest rates, for example, the 1% cut by the U.S. Federal Reserve in January, have yet to convince investors that earnings and growth expectations are turning. In turn, the dollar and yen have weakened and the Euro has strengthened, as investors remain more sanguine about growth in Euroland.

     We continue to expect that growth will moderate in 2001 but not collapse. Further interest rate cuts should support a bounce in global stock markets as the year progresses. The scope for an easing of fiscal policy in the U.K. and U.S. should also provide support to these markets. Valuations across all equity markets look more reasonable now. In your EAFE Portfolio we remain underweight in Japan, neutral in Asia and overweight in Europe where we have shifted more in favor of the U.K. at the expense of Euroland as earnings downgrades in 2001 remain a concern for the latter.

     As of February 28, 2001, the major weightings in the Portfolio were as follows: 49.7% in Continental Europe, 24.3% in the United Kingdom, 19.6% in Japan and 6.4% in Pacific Ex-Japan. Recent portfolio additions include: HSBC, a leading global bank and Trend Micro, a developer and provider of anti-virus software.

     1. The Europe, Australia, Far East Index (EAFE) is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. The Gross Domestic Product (GDP) version of the index is used above.


Past performance is not predictive of future performance.

---------------------------------------
 INVESTMENT QUALITY BOND PORTFOLIO
Advised by:
Fox Asset Management, Inc.
Little Silver, New Jersey
---------------------------------------

     Objective: Seeks current income and reasonable stability of principal through investment in a diversified portfolio of high quality, actively managed fixed income securities.

                                                        Lipper Short-
                                        Investment      Intermediate
Total Aggregate                         Quality Bond    Investment
Return for the Period                   Portfolio       Grade Debt
Ended February 28, 2001                 (Class I)       Funds Index (1)


9/1/94 (inception) - 2/28/01*           5.9%            6.6%

3/1/00 - 2/28/01                        11.5%           10.8%

9/1/00 - 2/28/01                        6.8%            6.3%


*Annualized performance for periods greater than one year

     In the 12 months ended February 28, 2001 the Portfolio distributed dividends of $0.54 per share.

     Investments  are  normally  divided   approximately   evenly  between  U.S.
Treasury, U.S. Government Agency and Corporate securities. Due to the historically large yield advantage of Government Agency and Corporate bonds over Treasuries, Corporate and Government Agency securities comprise approximately 90% of the Portfolio at this time. We continue to feel that Government Agency and, most particularly, Corporate securities are offering compelling value.

     Fox will continue to focus on those instruments that offer improving credit quality and liquidity. Due to the challenge of trying to preserve principal in the current volatile market environment, Fox is maintaining a conservative investment posture with an average maturity of 5.1 years, and an average duration of 3.5 years in the Portfolio.

     Other Portfolio statistics as of February 28, 2001 are as follows: average weighted yield-to-maturity was 8.3%, average weighted coupon was 6.7%, and the average Moody's Rating was Aa3 with 39 fixed income issues held.

     1. The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years.

Past performance is not predictive of future performance.

----------------------------
MUNICIPAL BOND PORTFOLIO
Advised by:
OpCap Advisors
New York, New York
----------------------------

     Objective: Seeks a high level of interest income exempt from federal income taxation consistent with prudent investment management and the preservation of capital.

                                                        Lipper General
Total Aggregate                         Municipal       Municipal
Return for the Period                   Bond Portfolio  Debt Funds
Ended February 28, 2001                 (Class I)       Index(1)

9/1/94 (inception) - 2/28/01*           5.3%            6.1%

3/1/00 - 2/28/01                        13.6%           11.8%

9/1/00 - 2/28/01                        5.7%            5.0%


*Annualized performance for periods greater than one year

     During the past six months the bond market continued to perform well as the economy began to slow from its torrid pace over the past few years. In response to this sudden slowing, the Federal Reserve lowered short term rates by one percentage point in January in an effort to stimulate the faltering economy. The bond market responded with lower yields, particularly in the short term part of the yield curve where municipal bond yields are nearly one percentage point lower than six months ago. Inflation, though higher than last year mainly due to higher energy prices, does not seem to be a major concern to bond investors at this time. The stock market has been nothing but dismal which has lent the bond market further support as money goes from the equity into the fixed income markets. There continues to be good value in longer term municipal bonds which yield more than 1 percent (after tax) than one percentage point the 30 fix year Treasury.

     We have maintained a very high quality portfolio with 98% of the bonds rated A or better and 64% of the bonds rated AAA. We continue to believe that insured bonds are inexpensive and add an extra layer of credit protection. We continue to overweight the general obligation sector of the market as higher revenues and balanced budgets still characterize municipal finances. We also maintained a longer than index duration during the past six months in anticipation of Federal Reserve intervention which came to fruition in January.

     1. The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Past performance is not predictive of future performance.

-----------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Advised by:
Sterling Capital Management
Charlotte, North Carolina
-----------------------------------------

     Objective: Seeks maximum current income, consistent with the maintenance of liquidity and the preservation of capital. The Portfolio invests exclusively in short-term securities issued by the United States Government, its agencies and instrumentalities and related repurchase agreements.


                                        U.S. Government         90 Day T-Bills
7-Day                                   Money Market            Average Discount
Compound Yield                          Portfolio (Class I)     Yield

2/28/01                                 5.0%                    4.9%



Total Aggregate                         U.S. Government         Lipper U.S.
Return for the Period                   Money Market            Treasury Money
Ended February 28, 2001                 Portfolio (Class I)     Market Index(1)

9/1/94 (inception) - 2/28/01*           4.7%                    4.9%

3/1/00 - 2/28/01                        5.4%                    5.6%

9/1/00 - 2/28/01                        2.7%                    2.8%


*Annualized performance for periods greater than one year

     By taking advantage of changes in short4erm interest rates and utilizing a variety of sectors within the short-term government market, Sterling Capital Management seeks to maximize the Portfolio's yield while maintaining a constant net asset value of $1.00 per share.

     The Portfolio was invested primarily in U.S. Government Agency Notes as of February 28, 2001. The average dollar-weighted Portfolio maturity was 68 days compared with a maximum allowable average maturity of 90 days. The Fed funds rate has declined one percentage point over the last six months to 5.5%. An environment of softer economic growth has forced the Federal Reserve to respond with a more accommodative monetary policy. The average maturity of the Portfolio has remained within a range of 58 to 88 days since last Fall.

     An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

     1. The Lipper U.S. Treasury Money Market Funds Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

Past performance is not  predictive of  future results.






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February 28, 2001 (Unaudited)
------------------------------------
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO
------------------------------------

Principal                                                       Value
Amount

                SHORT-TERM GOVERNMENT NOTES - 2.19%

                Federal Home Loan Bank - 2.19%

$1,912,000      5.23% due 3/01/01                               $1,912,000
                                                                ----------

                Total Short-Term Government Notes (Cost-$1,912,000)
                                                                1,912,000
                                                                ----------


Shares
                COMMON STOCKS - 97.90%

                Aerospace - 0.81%
11,400          Boeing Company                                    709,080
                                                                ---------
                Banking - 10.78%
23,000          BB & T Corporation                                830,990
94,507          FleetBoston Financial Corporation               3,898,422
26,200          J.P. Morgan Chase & Company                     1,222,492
69,660          Wells Fargo Company                             3,457,922
                                                                ---------
                                                                9,409,826
                                                                ---------
                Communications Equipment - 0.49%
16,500          EchoStar Communications Corporation*              431,063
                                                                ---------

                Computer Hardware - 1.78%
24,400          Compaq Computer Corporation                       492,880
48,500          Dell Computer Corporation*                      1,060,937
                                                                ---------
                                                                1,553,817
                                                                ---------
                Computer Software - 3.38%
37,300          Computer Associates International, Inc.         1,163,387
59,400          Compuware Corporation*                            612,563
19,950          Microsoft Corporation*                          1,177,050
                                                                ---------
                                                                2,953,000
                                                                ---------

                Cosmetics/Toiletries - 1.76%
47,400          The Gillette Company                            1,540,974
                                                                ---------

                Drugs/Medical Products - 7.10%
39,800          American Home Products Corporation              2,458,446
6,600           Bristol Myers Squibb Company                      418,506
5,900           Eli Lilly & Company                               468,814
19,100          Merck & Company, Incorporated                   1,531,820
10,100          Pfizer, Incorporated                              454,500
21,600          Schering-Plough Corporation                       869,400
                                                                ---------
                                                                6,201,486

                Electronics - 0.62%
24,000          Jabil Circuit, Incorporated*                      539,520
                                                                ---------

                Energy/Utilities - 3.54%
11,000          Duke Energy Corporation                           448,250
40,400          Exelon Corporation                              2,640,948
                                                                ---------
                                                                3,089,198

                Equipment - Semiconductor Manufacturers - 1.00%
20,600          Applied Materials, Incorporated*                  870,350
                                                                ---------

                Financial Services - 13.29%
46,666          Citigroup, Incorporated                         2,295,034
25,700          Countrywide Credit Industries, Incorporated     1,136,711
81,700          Federal Home Loan Mortgage Corporation          5,379,945
5,800           Federal National Mortgage Association             462,260
40,200          Household International Incorporated            2,328,384
                                                                ---------
                                                               11,602,334

                Insurance - 7.48%
20,500          AFLAC, Incorporated                             1,233,280
23,900          American General Corporation                    1,822,136
74,900          John Hancock Financial Services                 2,576,560
11,782          XL Capital Limited, Class A*                      895,550
                                                                ---------
                                                                6,527,526

                Machinery - 0.34%
7,200           Caterpillar, Incorporated                         299,520
                                                                ---------

                Metals/Mining - 4.18%
36,500          Alcoa Incorporated                              1,305,240
20,800          Minnesota Mining & Manufacturing Company        2,345,200
                                                                ---------
                                                                3,650,440


                Oil/Gas - 8.52%
19,000          Chevron Corporation                             1,627,540
5,400           Exxon Mobil Corporation                           437,670
31,400          Halliburton Company                             1,250,348
46,500          Texaco, Incorporated                            2,980,650
32,500          Unocal Corporation                              1,145,950
                                                                ---------
                                                                7,442,158

                Paper and Paper Products - 0.98%
18,400          Willamette Industries, Incorporated               855,232
                                                                ---------

                Retail - 14.17%
74,100          CVS Corporation                                 4,520,100
49,000          Gap, Incorporated                               1,334,760
112,300         Kroger Company*                                 2,722,152
119,300         McDonalds Corporation                           3,507,420
19,200          Staples, Incorporated*                            285,600
                                                                ---------
                                                               12,370,032

                Telecommunications - 10.62%
60,000          SBC Communications, Incorporated                2,862,000
49,500          Sprint Corporation                              1,106,820
55,200          Verizon Communications                          2,732,400
154,800         WorldCom, Incorporated*                         2,573,550
                                                                ---------
                                                                9,274,770

                Toys - 1.27%
65,200          Mattel, Incorporated                            1,105,792
                                                                ---------

                Transportation - 4.41%
39,400          Burlington Northern Santa Fe Corporation        1,182,394
32,400          Canadian Pacific Limited                        1,211,760
33,751          Sabre Group Holdings Corporation*               1,455,343
                                                                ---------
                                                                3,849,497
                                                                ---------

                Waste Disposal - 1.38%
47,500          Waste Management, Incorporated*                 1,205,075
                                                                ---------

Total Common Stocks (Cost-$75,650,003)                       $ 85,480,690
                                                             ------------
Total Investments (Cost-$77,562,003)    100.09%              $ 87,392,690
                                                             ------------
Other Liabilities in Excess of Assets   (0.09%)                  (77,091)
                                                             ------------
Total Net Assets                        100.00%              $ 87,315,599
                                                             ------------


* Non-income producing security.

See accompanying notes to financial statements.




February 28, 2001 (Unaudited)
-------------------------------------
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO
-------------------------------------

Principal
Amount                                                          Value

                SHORT TERM CORPORATE NOTES - 8.80%
                Financial Services
                General Electric Capital Corporation Discount Note,
$1,000,000             5.44% due 03/02/01                     $ 1,000,000
                General Electric Capital Corporation Discount Note,
3,500,000              5.34% due 03/06/01                       3,500,000
                Prudential Funding Corporation Discount Note,
3,500,000              5.25% due 03/07/01                       3,500,000

                Total Short Term Corporate Notes (Cost-$8,000,000)
                                                                8,000,000
                                                                ---------
Shares
                COMMON STOCKS - 89.85%
                Banking - 3.00%
55,000          Wells Fargo Company                             2,730,200
                                                                ---------

                Biomedical - 1.96%
34,000          Genentech, Incorporated*                        1,785,000
                                                                ---------

                Computer Hardware - 4.48%
60,000          EMC Corporation*                                2,385,600
85,000          Sun Microsystems, Inc.*                         1,689,375
                                                                ---------
                                                                4,074,975
                                                                ---------
                Computer Software - 4.87%
2,208           McDATA Corporation*                                39,461
55,000          Microsoft Corporation*                          3,245,000
30,000          Siebel Systems, Incorporated*                   1,147,500
                                                                ---------
                                                                4,431,961
                                                                ---------

                Drugs/Medical Products - 15.45%
43,000          American Home Products Corporation              2,656,110
25,000          Johnson & Johnson                               2,433,250
105,000         Pfizer, Incorporated                            4,725,000
43,000          Pharmacia Corporation                           2,223,100
50,000          Schering Plough Corporation                     2,012,500
                                                                ---------
                                                               14,049,960
                                                               ----------
                Electronics - 7.97%
101,000         Intel Corporation                               2,884,813
35,000          PMC Sierra, Incorporated*                       1,172,500
63,000          Solectron Corporation*                          1,716,750
50,000          Texas Instruments, Incorporated                 1,477,500
                                                                ---------
                                                                7,251,563
                                                                ---------
                Financial Services - 9.63%
112,500         Charles Schwab Corporation                      2,351,250
65,000          Citigroup, Incorporated                         3,196,700
35,000          The Goldman Sachs Group, Incorporated           3,211,250
                                                                ---------
                                                                8,759,200
                                                                ---------
                Insurance - 5.81%
37,125          American International Group, Incorporated      3,036,825
21,000          Marsh & McLennan Companies, Incorporated        2,247,000
                                                                ---------
                                                                5,283,825
                                                                ---------

                Manufacturing - 7.88%
102,000         General Electric Company                        4,743,000
40,000          Illinois Tool Works, Incorporated               2,422,000
                                                                ---------
                                                                7,165,000
                                                                ---------
                Multimedia - 4.73%
45,000          AOL Time Warner, Incorporated*                  1,981,350
75,000          The Walt Disney Company                         2,321,250
                                                                ---------
                                                                4,302,600
                                                                ---------
                Networking Products - 2.61%
100,000         Cisco Systems, Incorporated*                    2,368,750
                                                                ---------

                Retail - 9.63%
55,000          Costco Wholesale Corporation                    2,296,250
80,000          Gap, Incorporated                               2,179,200
50,000          Home Depot, Incorporated                        2,125,000
43,000          Wal-Mart Stores, Incorporated                   2,153,870
                                                                ---------
                                                                8,754,320
                                                                ---------
                Semiconductor - 4.03%
60,000          Applied Materials, Incorporated*                2,535,000
23,000          Broadcom Corporation*                           1,132,750
                                                                ---------
                                                                3,667,750
                                                                ---------

                Telecommunications - 4.86%
55,000          Qwest Communciations International, Inc.*       2,033,350
50,000          SBC Communications, Incorporated                2,385,000
                                                                ---------
                                                                4,418,350
                                                                ---------
                Telecommunications Equipment & Products - 2.94%
55,000          JDS Uniphase Corporation*                       1,471,250
65,000          Nortel Networks Corporation                     1,201,850
                                                                ---------
                                                                2,673,100
                                                                ---------

Total Common Stocks (Cost-$75,088,565)                        $ 81,716,553
                                                                ----------
Total Investments (Cost-$83,088,565)    98.65%                $ 89,716,553
                                                                ----------
Other Assets in Excess of Liabilities   1.35%                    1,227,020
                                                                ----------
Total Net Assets                        100.00%               $ 90,943,573
                                                                ----------

* Non-income producing security.

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)
------------------------------
SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO
------------------------------


Shares                                                          Value

                COMMON STOCKS - 91.41%

                Automotive Equipment & Manufacturing - 2.25%
25,000          BorgWarner, Incorporated                      $ 1,092,500
                                                                ---------

                Banks - 2.18%
21,000          Centura Banks, Incorporated                     1,058,610
                                                                ---------

                Biotechnology - 1.12%
13,000          Cambrex Corporation                               542,230
                                                                ---------

                Chemicals - 1.42%
75,000          RPM, Incorporated                                 691,500
                                                                ---------

                Construction - Cement & Aggregates - 2.20%
35,000          Lafarge Corporation                             1,067,500
                                                                ---------

                Containers & Packaging - 2.18%
37,000          AptarGroup, Incorporated                        1,061,900
                                                                ---------

                Diversified Manufacturing - 4.42%
50,000          Teleflex, Incorporated                          2,147,500
                                                                ---------

                Electrical Products- 6.74%
42,000          Baldor Electric Company                           882,000
50,000          Belden, Incorporated                            1,234,000
65,000          Cable Design Technologies*                      1,159,600
                                                                ---------
                                                                3,275,600
                                                                ---------

                Electronic Components- 6.71%
61,000          Bel Fuse, Incorporated, Class B                 1,883,375
23,000          Excel Technology, Incorporated*                   439,875
27,000          Technitrol, Incorporated                          940,950
                                                                ---------
                                                                3,264,200

                Electronic - Controls & Equipment - 1.23%
42,000          Artesyn Technologies, Incorporated*               595,875
                                                                ---------

                Energy & Utilities - 5.60%
56,000          NUI Corporation                                 1,542,800
43,000          Questar Corporation                             1,178,200
                                                                ---------
                                                                2,721,000
                                                                ---------
                Funeral Services - 0.48%
70,000          Stewart Enterprises, Incorporated, Class A        234,063
                                                                ---------
                Garden Products - 0.91%
10,000          Toro Company                                      444,000
                                                                ---------

                Household Products - 4.04%
58,000          Church & Dwight Company, Incorporated           1,267,880
22,000          Libbey, Incorporated                              696,300
                                                                ---------
                                                                1,964,180
                                                                ---------
                Insurance - Life & Health - 2.48%
40,000          Protective Life Corporation                     1,204,000
                                                                ---------

                Machinery - 4.70%
78,000          Albany International Corporation, Class A*      1,411,800
28,000          Kennametal, Incorporated                          872,200
                                                                ---------
                                                                2,284,000
                                                                ---------
                Manufacturing - 5.09%
47,000          ACT Manufacturing, Incorporated*                  816,625
46,000          CLARCOR, Incorporated                           1,127,000
41,000          Wolverine Tube, Incorporated*                     529,310
                                                                ---------
                                                                2,472,935
                                                                ---------
                Medical Products - 4.77%
38,000          DENTSPLY International, Incorporated            1,429,750
19,000          PolyMedica Corporation*                           736,250
6,000           West Pharmaceutical Services, Incorporated        150,600
                                                                ---------
                                                                2,316,600
                                                                ---------
                Music - 1.36%
38,900          Steinway Musical Instruments, Incorporated*       661,300
                                                                ---------
                Oil/Gas - 5.47%
20,600          Newfield Exploration Company*                     721,412
38,000          Piedmont Natural Gas Company                    1,218,660
37,000          Vintage Petroleum, Incorporated*                  721,130
                                                                ---------
                                                                2,661,202
                                                                ---------
                Oil Field Services - 2.12%
50,000          Oceaneering International, Incorporated*        1,030,000
                                                                ---------
                Restaurants - 5.54%
26,000          Applebee's International, Incorporated            796,250
10,000          Jack In The Box, Incorporated*                    298,200
60,000          Outback Steakhouse, Incorporated *              1,596,000
                                                                ---------
                                                                2,690,450
                                                                ---------
                Retail - 8.54%
65,000          Claire's Stores, Incorporated                   1,132,300
10,000          Footstar, Incorporated*                           440,300
163,000         ShopKo Stores, Incorporated*                    1,581,100
71,000          SUPERVALU, Incorporated                           996,130
                                                                ---------
                                                                4,149,830
                                                                ---------
                Scientific & Technical Instruments - 1.78%
23,000          Veeco Instruments, Incorporated*                  866,813
                                                                ---------
                Semiconductor Industry - 3.92%
26,000          Actel Corporation*                                526,500
48,900          ATMI, Incorporated*                               822,131
40,000          LTX Corporation                                   557,500
                                                                ---------
                                                                1,906,131
                                                                ---------
                Steel - 0.98%
120,000         Oregon Steel Mills, Incorporated*                 477,600
                                                                ---------
                Trucking - 3.18%
60,000          Arkansas Best Corporation*                      1,005,000
21,000          Roadway Express, Incorporated                     542,063
                                                                ---------
                                                                1,547,063
                                                                ---------

Total Common Stocks (Cost-$44,680,361)                         44,428,581
                                                               ----------

Principal
Amount                                                          Value
                Repurchase Agreement - 6.90%
                State Street Bank & Trust Company: 3.00%, dated 2/28/01, to be repurchased at $3,420,002 on 3/1/01, collateralized by $3,055,000
                U.S. Treasury Bond, 6.375% due 8/15/27

$3,351,000      (Cost-$3,351,000)                               3,351,000
                                                                ---------

Total Investments (Cost-$48,031,361)    98.31%                $47,779,581
                                                               ----------
Other Assets in Excess of Liabilities   1.69%                     824,190
                                                                ---------
Total Net Assets                        100.00%               $48,603,771
                                                               ----------


* Non-income producing security.

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)
------------------------------
SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO
------------------------------

Shares                                                          Value
                COMMON STOCKS - 99.33%

                FINLAND - 1.33%
                Telecommunications
17,000          Nokia Corporation, Sponsored ADR              $  374,000
                                                                 -------
                FRANCE - 11.43%
                Insurance - Multiple Line - 1.97%
8,900           AXA, Sponsored ADR                                554,470
                                                                ---------
                Oil/Gas - 2.03%
8,130           TotalFinaElf, Sponsored ADR                       573,246
                                                                ---------
                Pharmaceuticals - 4.47%
15,600          Aventis, Sponsored ADR                          1,259,856
                                                                ---------
                Telecommunications - 2.96%
11,400          Alcatel, Sponsored ADR                            441,408
6,500           France Telecom, Sponsored ADR                     393,250
                                                                ---------
                                                                  834,658
                                                                ---------
                GERMANY - 11.29%
                Banking - 3.05%
10,400          Deutsche Bank AG, Sponsored ADR                   860,745
                                                                ---------
                Computer Software - 2.54%
18,500          SAP AG, Sponsored ADR                             715,765
                                                                ---------
                Diversified Manufacturing Operations - 2.39%
5,800           Siemens AG, Unsponsored ADR*                      673,110
                                                                ---------
                Drugs/Medical Products - 1.55%
5,100           Roche Holdings Limited, Sponsored ADR             438,477
                                                                ---------
                Insurance - 1.76%
14,900          Allianz AG, Sponsored ADR                         496,170
                                                                ---------
                HONG KONG - 4.54%
                Closed End Funds - 2.39%
56,500          Ishares MSCI Hong Kong                            674,610
                                                                ---------
                Diversified Operations - 2.15%
10,201          Hutchison Whampoa Limited, Unsponsored ADR        604,896
                                                                ---------
                ITALY - 2.18%
                Banks
19,800          San Paolo - IMI S.P.A., Sponsored ADR             614,394
                                                                ---------
                JAPAN - 19.29%
                Audio/Video Products - 3.61%
                Matsushita Electric Industrial Company, Ltd.
27,000                 Sponsored ADR                              504,090
7,200           Sony Corporation, Sponsored ADR                   514,872
                                                                ---------
                                                                1,018,962
                                                                ---------
                Banking - 2.19%
61,331          Bank of Tokyo - Mitsubishi Limited, Sp. ADR       618,216
                                                                ---------
                Computer Software - 1.03%
33,000          Trend Micro, Incorporated, Sponsored ADR*         290,813
                                                                ---------
                Cosmetics/Toiletries - 2.53%
2,859           Kao Corporation, Unsponsored ADR                  714,196
                                                                ---------
                Finance - 1.62%
10,260          Orix Corporation, Sponsored ADR                   457,083
                                                                ---------
                Identification Sys/Development- 1.93%
4,500           Secom Limited,  Unsponsored ADR                   544,032
                                                                ---------
                Office Equipment - 1.96%
16,820          Canon, Incorporated, Sponsored ADR                551,191
                                                                ---------
                Retail - 2.24%
15,118          Seven-Eleven Japan, Limited, Unsponsored ADR      631,577
                                                                ---------
                Telecommunications - 2.18%
18,700          Nippon Telegraph & Telephone Corporation, ADR     615,230
                                                                ---------

                NETHERLANDS - 10.96%
                Banking - 2.82%
11,470          ING Groep N.V., Sponsored ADR                     796,018
                                                                ---------
                Electronics - 1.15%
9,914           Koninklijke Philips Electronics N.V.              323,593
                                                                ---------
                Multimedia - 4.68%
31,100          VNU N.V., Sponsored ADR                         1,318,438
                                                                ---------
                Transportation - 2.31%
27,500          TNT Post Groep N.V., Sponsored ADR                651,750
                                                                ---------
                SOUTH KOREA - 1.89%
                Telecommunication
17,815          Korea Telecom Corporation, Sponsored ADR          534,450
                                                                ---------
                SPAIN - 7.25%
                Banking - 3.47%
43,250          Banco Bilbao Vizcaya Argentaria, Sponsored ADR    639,235
32,840          Banco Santander Central Hispano, Sponsored ADR    340,551
                                                                ---------
                                                                  979,786
                                                                ---------
                Telecommunications - 3.78%
20,993          Telefonica, Sponsored ADR                       1,065,375
                                                                ---------
                SWITZERLAND - 4.95%
                Food Products - 3.35%
8,640           Nestle, Sponsored ADR                             945,304
                                                                ---------
                Human Services - 1.60%
5,800           Adecco, Sponsored ADR                             452,110
                                                                ---------
                UNITED KINGDOM - 24.22%
                Advertising - 1.93%
9,200           WPP Group PLC, Sponsored ADR                      542,800
                                                                ---------
                Banking - 2.53%
5,800           Barclays PLC, Sponsored ADR                       714,560
                                                                ---------
                Financial Services - 4.05%
17,180          HSBC Holdings PLC, Sponsored ADR                1,142,470
                                                                ---------
                Insurance - 2.10%
21,950          Prudential PLC, Sponsored ADR                     592,650
                                                                ---------
                Multimedia - 1.24%
3,800           Reuters Group PLC, Sponsored ADR                  350,550
                                                                ---------
                Oil/Gas - 2.40%
13,800          Shell Transport & Trading Company                 677,718
                                                                ---------
                Pharmaceuticals - 2.74%
13,950          GlaxoSmithKline PLC, Sponsored ADR*               771,575
                                                                ---------
                Telecommunications - 7.23%
40,175          Marconi PLC, Sponsored ADR                        544,853
54,720          Vodafone Group PLC, Sponsored ADR               1,494,403
                                                                ---------
                                                                2,039,257
                                                                ---------
Total Investments (Cost-$29,999,282)    99.33%                $28,014,100
                                                              -----------
Other Assets in Excess of Liabilities   0.67%                     189,574
                                                              -----------
Total Net Assets                        100.00%               $28,203,674
                                                              -----------

* Non-income producing security.

Summary of Abbreviations:
ADR - American Depository Receipt
PLC - Public Liability Company

See accompanying notes to financial statements.




February 28, 2001 (Unaudited)
---------------------------------
SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO
---------------------------------
Principal
Amount                                                          Value

                U.S. GOVERNMENT NOTES - 42.31%

                Federal Home Loan Mortgage Corp -  10.21%
$1,000,000      5.125% due 10/15/08                            $  971,720
1,035,190       Series 1369, Class G, 6.50% due 03/15/06        1,035,832
1,022,248       Series 1465, Class E, 6.50% due 09/15/06        1,022,248
103,268         Series 1822, Class C, 6.50% due 04/15/20          103,300
425,997         Series 1921, Class T, 7.25% due 04/15/24          429,588
155,031         Series 1980, Class C, 6.85% due 10/15/21          155,079
500,000         Series 2047, Class PB, 6.125% due 12/15/13        500,465
                                                                ---------
                                                                4,218,232
                                                                ---------
                Federal National Mortgage Association -  22.46%
8,000,000       6.00% due 05/15/08                              8,212,480
1,000,000       7.00% due 07/15/05                              1,068,440
                                                                ---------
                                                                9,280,920
                                                                ---------
                U.S. Treasury Notes - 9.64%
3,000,000       5.625% due 05/15/08                             3,123,750
800,000         6.75% due 03/15/05                                861,688
                                                                ---------
                                                                3,985,438
                                                                ---------
Total Cost U.S. Government Notes (Cost-$16,665,155)            17,484,590
                                                               ----------
                CORPORATE NOTES & BONDS - 47.49%

                Automotive - 3.48%
1,500,000       TRW, Incorporated, 6.05% due 01/15/05           1,436,805
                                                                ---------
                Chemicals - 3.68%
1,500,000       ICI Wilmington, 6.95% due 09/15/04              1,521,600
                                                                ---------
                Financial Services -  9.44%
1,000,000       Associates Corporation North America, 6.625%
                  due 06/15/05                                  1,032,400
                Bellsouth Savings & Security ESOT, MTN, Ser. A,
207,017           9.125% due 07/01/03                             222,851
                Bellsouth Savings & Security ESOP, MTN, Series A, 344,194
                  9.125% due 07/01/03                             359,084
750,000         BHP Finance USA Limited, 7.875% due 12/01/02      778,935
                Collateralized Mortgage Securities Corporation,
327,782           Series 1992-3,Class E, 8.00% due 11/20/20       327,372
                Copelco Capital Funding Corporation, Series 1999-B,
168,307           Class A3, 6.61% due 12/18/02                    169,505
                Ford Credit Auto Owner Trust, Series 1999D,
252,666           6.20% due 04/15/02                              252,982
                National Auto Finance, Series 1996-1, Class A,
72,059            6.33% due 12/21/02                               72,121
                Prime Credit Card Master Trust, Series 1996-1,
650,000           Class A, 6.70% due 07/15/04                     651,625
                Residential Asset Securitization Trust, Series
34,673            1997-A10, Class A1, 7.25% due 12/25/27           34,717
                                                                ---------
                                                                3,901,592
                                                                ---------
                Healthcare Services - 2.99%
1,200,000       Tenet Healthcare Corporation, 8.625%
                  due 12/01/03                                  1,236,000
                                                                ---------
                Insurance - 2.10%
825,000         Geico Corporation, 9.15% due 09/15/21             868,643
                                                                ---------
                Metals/Mining - 2.92%
1,200,000       Cyprus Minerals Company, 6.625% due 10/15/05    1,204,884
                                                                ---------
                Multimedia - 2.50%
1,000,000       Westinghouse Electric Corporation, 8.375%
                  due 06/15/02                                  1,033,470
                                                                ---------
                Oil/Gas - 0.69%
                Amoco Canada Petroleum Company Limited,
275,000           7.25% due 12/01/02                              284,411
                                                                ---------
                Pharmaceuticals -2.58%
1,000,000       American Home Products, 7.90% due 22/15/05      1,065,800
                                                                ---------
                Power/Utility - 9.67%
1,000,000       Detroit Edison Company, 7.50% due 02/01/05      1,050,680
1,000,000       Philadelphia Electric Company, 5.625% due
                  11/01/01                                      1,001,090
600,000         Public Service Electric & Gas Company, 8.875%
                  due 06/01/03                                    640,230
150,000         Public Service Electric & Gas Company, 7.875%
                  due 11/01/01                                    152,109
550,000         South Carolina Electric & Gas Company, 7.50%
                  due 06/15/05                                    584,485
700,000         Southern California Edison, 5.875% due 01/15/01   567,000
                                                                ---------
                                                                3,995,594
                                                                ---------
                Telecommunications -  1.25%
                Chesapeake and Potomac Telephone Company,
500,000           7.00% due 08/15/04                              517,565
                                                                ---------
                Transportation - 3.16%
1,300,000       Union Pacific Corporation, Series E, 6.12%
                  due 02/01/04                                  1,306,812
                                                                ---------
                Waste Disposal - 3.03%
500,000         WMX Technologies, 6.70% due 05/01/01              500,035
750,000         WMX Technologies, 7.125% due 06/15/01             749,513
                                                                ---------
                                                                1,249,548
                                                                ---------

Total Corporate Notes & Bonds (Cost-$19,616,339)              $19,622,724
                                                               ----------
Total Investments (Cost-$36,281,494)    89.80%                $37,107,314
                                                               ----------
Other Assets in Excess of Liabilities   10.20%                  4,216,507
                                                               ----------
Total Net Assets                        100.00%               $41,323,821
                                                               ----------

Summary of Abbreviations:
MTN - Medium Term Note


See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

-----------------------------
SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO
-----------------------------

Principal
Amount                                                          Value

                SHORT-TERM INVESTMENTS - 3.68%

                DELAWARE - 1.84%
                Power/Utility
                Delaware State Economic Development Authority
$100,000          Revenue, 3.55% due 10/01/17                  $100,000
                Delaware State Economic Development Authority
100,000           Revenue, 3.30% due 10/01/17                   100,000
                                                                -------
                                                                200,000
                                                                -------
                NEW YORK - 0.92%
                Education
                New York State Job Development Authority, Series B,
100,000           3.10% due 03/01/05                            100,000
                                                                -------
                TEXAS - 0.92%
                Health/Hospitals
100,000         North Central Texas Health Facilities, 3.20%
                  due 12/01/15                                  100,000
                                                                -------

Total Short-Term Investments (Cost-$400,000)                    400,000
                                                                -------

                MUNICIPAL BONDS - 94.35%

                ARIZONA - 4.27%
                Education
                Sedona Arizona Wastewater Municipal Property,
500,000           4.75% due 07/01/27                            463,700
                                                                -------
                CALIFORNIA - 8.18%
                Education - 2.90%
                California State Public Works Board Lease Revenue,
50,000            6.00% due 09/01/15                            55,062
                California State Public Works Board Lease Revenue,
250,000           5.375% due 10/01/17                           260,013
                                                                -------
                                                                315,075
                                                                -------
                Housing - 3.44%
                California Housing Finance Agency, Single
365,000           Family Mortgage, Series A, Class I, 5.30%
                  due 08/01/18                                  373,318
                                                                -------
                Turnpike/Toll - 1.84%
200,000         Foothill/Eastern Corridor Agency, 5.75%
                  due 01/15/40                                  199,676
                                                                -------
                COLORADO - 1.48%
                Health/Hospitals
150,000         Denver, Colorado City & County Revenue,
                  6.00% due 10/01/15                            160,364
                                                                -------
                FLORIDA - 0.35%
                Education
35,000          Dade County, Florida School Board, Series A,
                  5.75% due 05/01/12                             37,538
                                                                -------
                GEORGIA - 4.23%
                Education - 2.16%
215,000         Jackson County, Georgia School District,
                  6.00% due 07/01/14                            234,630
                                                                -------
                General Obligation - 2.07%
200,000         Georgia State, Series B, 6.25% due 04/01/07     224,452
                                                                -------
                HAWAII - 4.42%
                General Obligation
505,000         Hawaii State, Series CR, 4.75% due 04/01/18     480,548
                                                                -------
                ILLINOIS - 4.48%
                Health/Hospitals
500,000         Illinois Health Facilities Authority Revenue,
                  5.00% due 11/15/18                            486,220
                                                                -------
                IOWA - 0.49%
                Water/Sewer
50,000          West Des Moines, Iowa Water Revenue, 6.80%
                  due 12/01/13                                   52,824
                                                                -------

                KENTUCKY - 0.96%
                Turnpike/Toll
                Kentucky State Turnpike Authority Economic
100,000           Development, 5.625% due 07/01/15              104,680
                                                                -------
                LOUISIANA - 1.47%
                General Obligation
150,000         New Orleans, Louisiana, 6.125% due 10/01/16     159,366
                                                                -------
                MARYLAND - 2.96%
                Resource Recovery
                Maryland State Energy Financing Administration,
300,000           Solid Waste, Disposal Revenue, 6.30%
                  due 12/01/10                                  321,141
                                                                -------
                MISSOURI - 0.33%
                Housing
                Missouri State Housing Development
                  Commission Mortgage Revenue, 6.90%
35,000            due 07/01/18                                   36,075
                                                                -------
                NEBRASKA - 0.40%
                Power/Utility
                Omaha, Nebraska Public Power Distribution
40,000            Electric Revenue,Ser C, 5.50% due 02/01/14     43,318
                                                                -------
                NEVADA - 1.45%
                Housing
                Nevada Housing Division Single Family, Series A-1,
150,000           6.15% due 04/01/17                            157,791
                                                                -------
                NEW YORK - 9.18%
                Education - 1.27%
125,000         New York State Dormitory Authority Revenue,
                  5.75% due 07/01/09                            138,138
                                                                -------
                General Obligation - 6.79%
200,000         New York, New York, Series A, 6.50% due 07/15/06
                                                                224,082
                New York, New York, Transitional Finance Authority,
500,000           5.375% due 02/15/18                           513,540
                                                                -------
                                                                737,622
                                                                -------
                Housing - 0.73%
                New York State Mortgage Agency Revenue, Series 54,
75,000            6.10% due 10/01/15                             79,513
                                                                -------
                Pollution Control - 0.39%
                New York State Environmental Facilities Pollution Revenue,
40,000            5.875% due 06/15/14                            42,375
                                                                -------
                NORTH DAKOTA - 5.77%
                Housing
245,000         North Dakota State Housing Finance Agency,
                  Series A, 5.25% due 07/01/18                  241,418
380,000         North Dakota State Housing Finance Agency,
                  Series C, 5.50% due 07/01/18                  386,072
                                                                -------
                                                                627,491
                                                                -------
                OHIO - 5.06%
                General Obligation - 4.52%
500,000         Akron, Ohio, 5.00% due 12/01/18                 491,300
                                                                -------
                Health/Hospitals - 0.54%
50,000          Lorain County, Ohio, Hospital Revenue, 7.75%
                  due 11/01/13                                   58,376
                                                                -------
                PENNSYLVANIA - 1.22%
                Tax Allocation - 0.72%
                Philadelphia, Pennsylvania Municipal Authority Revenue,
75,000            5.625% due 11/15/14                            77,865
                                                                -------
                Water/Sewer - 0.50%
                Pittsburgh, Pennsylvania Water & Sewer Authority
50,000            System Revenue, Series B, 5.60% due 09/15/15   53,847
                                                                -------
                PUERTO RICO - 0.64%
                Power/Utility
65,000          Puerto Rico Electric Power Authority, 6.00%
                  due 07/01/15                                   69,634
                                                                -------
                SOUTH CAROLINA - 6.83%
                Health/Hospitals - 2.30%
                Spartanburg County, South Carolina Health
250,000           Services, Series B, 5.125% due 04/15/17       250,205
                                                                -------
                Power/Utility - 4.53%
                Piedmont Municipal Power Agency South Carolina
500,000           Electric Revenue, Ser A, 5.00% due 01/01/18   491,590
                                                                -------
                TEXAS - 9.51%
                Education - 6.17%
250,000         Houston, Texas Independent School District,
                  Series A, 5.00% due 2/15/24                   240,905
400,000         Texas State University System Revenue, 5.375%
                  due 03/15/09                                  429,264
                                                                -------
                                                                670,169
                                                                -------
                General Obligation - 0.95%
75,000          Houston , Texas, Series C, 5.25% due 04/01/14    76,209
25,000          San Antonio, Texas Certificates of Obligation,
                  6.625% due 08/01/14                            27,348
                                                                -------
                                                                103,557
                                                                -------
                Housing - 1.92%
200,000         Texas State Veterans Housing Assistance,
                Series B, 5.75% due 12/01/13                    208,930
                                                                -------
                Power/Utility - 0.47%
50,000          Brazos River Authority Texas Revenue, 5.80%
                  due 08/01/15                                   50,665
                                                                -------
                UTAH - 3.54%
                General Obligation
400,000         Clearfield County, Utah, 5.00% due 02/01/23     384,532
                                                                -------
                VIRGINIA - 2.84%
                Housing
                Virginia State Housing Development Authority,
300,000         Series B, 5.40% due 01/01/15                    308,397
                                                                -------
                WASHINGTON - 2.75%
                Education - 2.42%
250,000         Spokane County, Washington School District,
                  Series A, 5.45% due 06/01/13                  262,308
                                                                -------
                Power/Utility - 0.33%
                Seattle, Washington Municipal Light & Power
35,000            Revenue, Series A, 5.75% due 08/01/11          36,204
                                                                -------
                WASHINGTON D.C. - 2.08%
                Public Facilities
                Washington, D.C. Convention Center Authority Dedicated Tax,
250,000           Revenue, Senior Lien, 4.75% due 10/01/28      225,953
                                                                -------
                WISCONSIN - 9.22%
                Health/Hospitals - 6.36%
                Wisconsin State Health & Educational Facilities
400,000           Authority Revenue, Ser A, 5.25% due 08/15/19  396,724
                Wisconsin State Health & Educational Facilities
300,000           Authority Revenue, 5.25% due 08/15/27         293,571
                                                                -------
                                                                690,295
                                                                -------
                Housing - 2.86%
                Wisconsin Housing & Economic Development
300,000           Authority, Series F, 6.20% due 03/01/27       310,611
                                                                -------
                WYOMING - 0.24%
                Housing
                Wyoming Community Development Authority
25,000          Housing Revenue, 6.65% due 12/01/06              25,828
                                                                -------

Total Municipal Bonds (Cost-$10,053,857)                    $10,246,116
                                                             ----------
Total Investments (Cost-$10,453,857)            98.03%      $10,646,116
                                                             ----------
Other Assets in Excess of Liabilities           1.97%           214,485
                                                             ----------
Total Net Assets                                100.00%     $10,860,601
                                                             ----------

Summary of Abbreviations:
FRN - Floating Rate Note


See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

--------------------------------------
SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------

Principal
Amount                                                          Value

                U.S. GOVERNMENT NOTES - 97.98%

                Federal Farm Credit Bank Discount Notes - 11.27%
1,365,000         6.33% due 3/05/01                             1,364,040
24,000            5.53% due 3/12/01                                23,959
3,234,000         6.33% due 3/12/01                             3,227,745
45,000            6.10% due 3/13/01                                44,909
27,000            5.23% due 6/01/01                                26,639
16,000            5.25% due 6/01/01                                15,785
105,000           4.55% due 11/19/01                              101,510
                                                                ---------
                Total Federal Farm Credit Bank (Cost-$4,804,587)
                                                                4,804,587
                                                                ---------
                Federal Home Loan Bank Discount Notes - 17.54%
1,036,000         5.50% due 3/28/01                             1,031,726
865,000           6.28% due 4/16/01                               858,059
415,000           6.30% due 4/16/01                               411,659
1,179,000         5.20% due 4/25/01                             1,169,634
2,202,000         5.65% due 6/27/01                             2,161,220
977,000           5.08% due 7/11/01                               958,802
903,000           5.05% due 7/12/01                               886,153
                Total Federal Home Loan Bank Discount Notes
                (Cost-$7,477,253)                               ---------
                                                                7,477,253
                                                                ---------

                Federal Home Loan Mortgage Discount Notes - 6.43%
102,000           6.15% due 3/22/01                               101,634
2,460,000         5.25% due 4/06/01                             2,447,085
56,000            5.30% due 4/06/01                                55,703
139,000           4.88% due 7/20/01                               136,343
                Total Federal Home Loan Mortgage Discount Notes
                (Cost-$2,740,765)                               ---------
                                                                2,740,765
                                                                ---------

                Federal Home Loan Mortgage Reference Notes - 0.09%
39,000            4.94% due 8/16/01                                38,101
                Total Federal Home Loan Mortgage Reference Notes
                (Cost-$38,101)                                  ---------
                                                                   38,101
                                                                ---------

                Federal Home Loan Mortgage Medium Term Notes -2.35%
1,000,000         6.86% due 7/24/01                             1,000,060
                Total Federal Home Loan Mortgage Medium Term Notes
                (Cost-$1,000,060)                               ---------
                                                                1,000,060
                                                                ---------
                Federal National Mortgage Association - 60.30%
5,930,000         6.27% due 3/01/01                             5,930,000
92,000            6.30% due 3/01/01                                92,000
1,289,000         6.34% due 3/01/01                             1,289,000
84,000            6.36% due 3/01/01                                84,000
155,000           5.35% due 3/09/01                               154,816
4,814,000         6.20% due 3/15/01                             4,802,393
639,000           6.33% due 3/22/01                               636,640
1,068,000         6.28% due 4/12/01                             1,060,175
80,000            6.29% due 4/16/01                                79,357
72,000            6.30% due 4/16/01                                71,420
423,000           5.28% due 4/19/01                               419,960
90,000            5.34% due 4/26/01                                89,252
2,844,000         5.13% due 5/03/01                             2,818,468
310,000           6.01% due 5/18/01                               305,963
429,000           5.14% due 5/24/01                               423,855
1,152,000         5.82% due 6/21/01                             1,131,141
95,000            5.07% due 7/05/01                                93,314
1,020,000         4.97% due 7/26/01                             1,000,145
605,000           4.92% due 7/26/01                               592,846
227,000           4.95% due 7/26/01                               222,412
965,000           4.93% due 8/02/01                               944,649
193,000           4.87% due 8/23/01                               188,431
2,050,000         4.95% due 9/25/01                             1,991,370
288,000           4.82% due 11/30/01                              277,435
1,048,000         4.77% due 1/25/02                             1,002,176
                Total Federal National Mortgage Association
                (Cost-$25,701,218)                              ----------
                                                                25,701,218
                                                                ----------

Total Investments (Cost-$41,761,984)            97.98%         $41,761,984
                                                                ----------
Other Assets in Excess of Liabilities           2.02%              860,166
                                                                ----------
Total Net Assets                                100.00%        $42,622,150
                                                                ----------

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

---------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------


                                        Large                   Large
                                        Capitalization          Capitalization
                                        Value                   Growth
                                        Portfolio               Portfolio
                                        ---------------         --------------
Assets
 Investments, (including repurchase
 agreements of $0, $0, $3,351,000, $0,
 $0, $0, $0, respectively; note 1f),
 at value cost-$77,562,003; $83,088,565;
 $48,031,361; $29,999,282; $36,281,494;
 $10,453,857; $41,761,984, respectively;
 note 1a)                               $87,392,690             $89,716,553
Cash                                    567                     1,109,682
Receivable for shares of beneficial
 interest sold                          226,846                 207,071
Receivable for investments sold         -                       -
Interest receivable                     -                       2,455
Dividends receivable                    164,008                 53,435
Foreign taxes receivable                -                       -
Prepaid expenses and other assets       317,493                 371,971
                                        ----------              ----------
  Total Assets                          88,101,604              91,461,167
                                        ----------              ----------
Liabilities
 Payable to manager                     44,357                  50,714
 Administration fee payable             7,208                   8,263
 Payable for shares of beneficial
   interest redeemed                    155,486                 458,617
 Payable for investments purchased      578,954                 -
 Other payables and accrued expenses    -                       -
                                        ----------              ----------
       Total Liabilities                786,005                 517,594
                                        ----------              ----------
Net Assets
 Shares of beneficial interest at
   par value                            43,520                  49,651
 Paid-in-surplus                        76,705,316              83,582,769
 Accumulated undistributed net
   investment income (loss)             58,672                  (221,240)
 Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions                         677,404                 904,405
 Net unrealized appreciation
   (depreciation) on investments        9,830,687               6,627,988
                                        -----------             -----------
      Total Net Assets                  $87,315,599             $90,943,573
                                        ===========             ===========
Net Asset Value per Share
 Class I
 -------
 Net Assets                             $81,868,079             $84,934,322
 Shares of beneficial interest
   outstanding                          4,075,728               4,629,282
 Net asset value and offering price per -----------             -----------
    Share                               $20.09                  $18.35
                                        ===========             ===========
Net Asset Value per Share
 Class B
 -------
 Net Assets                             $1,561,650              $1,869,354
 Shares of beneficial interest
   outstanding                          79,257                  104,564
 Net asset value and offering price per ----------              ----------
     Share                              $19.70                  $17.88
                                        ==========              ==========
Net Asset Value per Share
 Class C
 -------
 Net Assets                             $3,885,870              $4,139,897
 Shares of beneficial interest
   outstanding                          196,965                 231,141
 Net asset value and offering price per ----------              ----------
     Share                              $19.73                  $17.91
                                        ==========              ==========

See accompanying notes to financial statements.


February 28, 2001 (Unaudited)

---------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------

                                        Small                   International
                                        Capitalization          Equity
                                        Portfolio               Portfolio
                                        --------------          -------------
Assets
 Investments, (including repurchase
 agreements of $0, $0, $3,351,000, $0,
 $0, $0, $0, respectively; note 1f), at
 value cost-$77,562,003; $83,088,565;
 $48,031,361; $29,999,282; $36,281,494;
 $10,453,857; $41,761,984, respectively;
 note 1a)                               $47,779,581             $28,014,100
Cash                                    1,151                   -
 Receivable for shares of beneficial
   interest sold                        40,293                  61,457
 Receivable for investments sold        2,063,881               -
 Interest receivable                    279                     -
 Dividends receivable                   62,308                  43,839
 Foreign taxes receivable               -                       40,237
 Prepaid expenses and other assets      49,400                  126,809
                                        ------------            ------------
   Total Assets                         49,996,893              28,286,442

Liabilities
 Payable to manager                     25,128                  17,828
 Administration fee payable             3,997                   2,488
 Payable for shares of beneficial
   interest redeemed                    70,019                  62,452
 Payable for investments purchased      1,293,978               -
 Other payables and accrued expenses    -                       -
   Total Liabilities                    ---------               ----------
                                        1,393,122               82,768
                                        ---------               ----------
Net Assets
 Shares of beneficial interest at par
   value                                41,805                  25,746
 Paid-in-surplus                        44,687,752              25,548,688
 Accumulated undistributed net
   investment income (loss)             (61,958)                (135,258)
 Accumulated net realized gain (loss)
   on investments and foreign currency
    transactions                        4,187,952               749,680
 Net unrealized appreciation
   (depreciation) on investments        (251,780)               (1,985,182)
                                        -----------             -----------
     Total Net Assets                   $48,603,771             $28,203,674
                                        ===========             ===========
Net Asset Value per Share
 Class I
 -------
 Net Assets                             $46,908,828             $26,741,944
 Shares of beneficial interest
   outstanding                          4,031,811               2,438,297
 Net asset value and offering price per
    Share                               -----------             -----------
                                        $11.63                  $10.97
                                        ===========             ===========
Net Asset Value per Share
 Class B
 -------
 Net Assets                             $436,054                $364,164
 Shares of beneficial interest
   outstanding                          38,304                  33,898
 Net asset value and offering price per
     Share                              ------------            -----------
                                        $11.38                  $10.74
Net Asset Value per Share               ============            ===========
 Class C
 -------
 Net Assets                             $1,258,889              $1,097,566
 Shares of beneficial interest
   outstanding                          110,307                 102,253
 Net asset value and offering price per
     Share                              ----------              -----------
                                        $11.41                  $10.73
                                        ==========              ===========

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

---------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------
                                                                     U.S.
                                                                     Government
                                        Investment     Municipal     Money
                                        Quality Bond   Bond          Market
                                        Portfolio      Portfolio     Portfolio
                                        ------------   -----------   ----------

Assets
 Investments, (including repurchase
 agreements of $0, $0, $3,351,000, $0,
 $0, $0, $0, respectively; note 1f), at
 value cost-$77,562,003; $83,088,565;
 $48,031,361; $29,999,282; $36,281,494;
 $10,453,857; $41,761,984, respectively;
 note 1a)                               $37,107,314    $10,646,116   $41,761,984
Cash                                    3,778,062      34,984        580
 Receivable for shares of beneficial
   interest sold                        67,956         35,795        1,096,324
 Receivable for investments sold        -              -             -
 Interest receivable                    573,982        134,103       7,051
 Dividends receivable                   -              -             -
 Foreign taxes receivable               -              -             -
 Prepaid expenses and other assets      34,829         28,550        59,792
       Total Assets                     -----------    -----------   -----------
                                        41,562,143     10,879,548    42,925,731
                                        -----------    -----------   -----------
Liabilities
 Payable to manager                     17,056         4,484         14,944
 Administration fee payable             3,235          837           3,275
 Payable for shares of beneficial
   interest redeemed                    218,031        -             285,362
 Payable for investments purchased      -              -             -
 Other payables and accrued expenses    -              13,626        -
       Total Liabilities                -----------    -----------   -----------
                                        238,322        18,947        303,581
                                        -----------    -----------   -----------
Net Assets
 Shares of beneficial interest at par
   value                                40,120         10,397        207,449
 Paid-in-surplus                        40,908,900     10,740,586    42,408,559
 Accumulated undistributed net
   investment income (loss)             1,895          2,043         1,895
 Accumulated net realized gain (loss)
   on investments and foreign currency
    transactions                        (452,914)      (84,684)      4,247
 Net unrealized appreciation
   (depreciation) on investments        825,820        192,259       -
                                        -----------    ----------    -----------
       Total Net Assets                 $41,323,821    $10,860,601   $42,622,150
                                        ===========    ==========    ===========

Net Asset Value per Share
 Class I
 -------
 Net Assets                             $39,411,970    $10,586,969   $40,819,262
 Shares of beneficial interest
    outstanding                         3,826,407      1,013,539     40,815,408
 Net asset value and offering price     -----------    -----------   -----------
    per Share                           $10.30         $10.45        $1.00
                                        ===========    ===========   ===========
Net Asset Value per Share
 Class B
 -------
 Net Assets                             $158,708       $17,082       $131,809
  Shares of beneficial interest
   outstanding                          15,423         1,634         131,792
  Net asset value and offering price    ----------     -----------   -----------
   per Share                            $10.29         $10.46        $1.00
                                        ==========     ===========   ===========
Net Asset Value per Share
 Class C
 -------
 Net Assets                             $1,753,143     $256,550      $1,671,079
 Shares of beneficial interest
   outstanding                          170,105        24,564        1,670,703
 Net asset value and offering price     ----------     ----------    -----------
   per Share                            $10.31         $10.44        $1.00
                                        ==========     ==========    ===========

See accompanying notes to financial statements.




Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------


                                        Large                   Large
                                        Capitalization          Capitalization
                                        Value                   Growth
                                        Portfolio               Portfolio
                                        ---------------         --------------
Investment Income
 Dividends                              $625,472(1)             $313,058(1)
 Interest                               80,321                  57,613
                                        -----------             -----------
   Total investment income              705,793                 370,671
                                        -----------             -----------
Operating Expenses
 Management fees (notes 2a, 2e)         272,387                 389,502
 Administration fees (note 2c)          25,340                  39,820
 Transfer and dividend disbursing
 agent fees                             45,250                  63,350
 Custodian fees (note 2a)               25,805                  40,800
 Registration fees                      15,168                  11,881
 Professional  fees                     16,167                  17,072
 Reports and notices to
  shareholders                          5,430                   11,808
 Trustees' fees                         1,810                   9,224
 Distribution & service fees
   (note 2d)
     Class B                            7,227                   11,684
     Class C                            18,769                  28,311
 Miscellaneous                          2,042                   3,010
                                        -----------             ----------
   Total operating expenses             435,395                 626,462
                                        -----------             ----------
     Less: Management fees waived
        and/or expenses assumed
        (note 2a)                       -                       -
          Expense offset
          arrangement (note 2a)         (465)                   (32,655)
                                        -----------             -----------
     Net operating expenses             434,930                 593,807
                                        -----------             -----------
     Net investment income (loss)       270,863                 (223,136)
                                        -----------             -----------
Realized and Unrealized
Gain(Loss) on Investments-Net
 Net realized gain (loss) on
  securities                            2,119,494               1,965,675

 Net change in unrealized
   Appreciation (depreciation) on
   investments                          7,081,032               (57,902,326)
                                        ----------              ------------
 Net realized gain (loss) and change
   in unrealized appreciation
   (depreciation) on investments        9,200,526               (55,936,651)

  Net increase (decrease) in net
   assets resulting from operations     $9,471,389              ($56,159,787)
                                        ===========             =============

     (1) Net of foreign withholding taxes of $1,816, $90 and $4,715 for Large Capitalization Value, Large Capitalization Growth and International Equity, respectively.

See accompanying notes to financial statements.


Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------

                                        Small                   International
                                        Capitalization          Equity
                                        Portfolio               Portfolio
                                        --------------          -------------
Investment Income
 Dividends                              $174,544                $58,811(1)
 Interest                               62,877                  -
                                        --------------          -------------
    Total investment income             237,421                 58,811
                                        --------------          -------------
Operating Expenses
 Management fees (notes 2a, 2e)         152,047                 127,002
 Administration fees (note 2c)          12,670                  9,050
 Transfer and dividend disbursing
 agent fees                             27,150                  24,435
 Custodian fees (note 2a)               51,438                  28,743
 Registration fees                      12,040                  10,315
 Professional  fees                     14,357                  11,642
 Reports and notices to
  shareholders                          6,538                   2,500
 Trustees' fees                         4,983                   744
 Distribution & service fees
   (note 2d)
     Class B                            2,078                   1,980
     Class C                            7,368                   6,676
 Miscellaneous                          2,007                   1,117
                                        -------------           -------------
   Total operating expenses             292,676                 224,204
                                        -------------           -------------
     Less: Management fees waived
        and/or expenses assumed
        (note 2a)                       -                       -
          Expense offset
          arrangement (note 2a)         (758)                   (26,933)
                                        -------------           -------------
     Net operating expenses             291,918                 197,271
                                        -------------           -------------
     Net investment income (loss)       (54,497)                (138,460)
                                        -------------           -------------
Realized and Unrealized
Gain(Loss) on Investments-Net
 Net realized gain (loss) on
  securities                            6,388,461               749,679

 Net change in unrealized
   Appreciation (depreciation) on
   investments                          (6,481,744)             (9,369,171)
                                        -------------           ------------
 Net realized gain (loss) and change
   in unrealized appreciation
   (depreciation) on investments        (93,283)                (8,619,492)

  Net increase (decrease) in net
   assets resulting from operations     ($147,780)              ($8,757,952)
                                        =============           ============


     (1) Net of foreign withholding taxes of $1,816, $90 and $4,715 for Large Capitalization Value, Large Capitalization Growth and International Equity, respectively.

See accompanying notes to financial statements.


Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------


                                                                U.S.
                                Investment                      Government
                                Quality         Municipal       Money
                                Bond            Bond            Market
                                Portfolio       Portfolio       Portfolio
                                ------------    -----------     ------------

Investment Income
 Dividends                      -               -               -
 Interest                       1,167,918       274,898         1,296,933
                                ------------    -----------     ------------
    Total investment income     1,167,918       274,898         1,296,933
                                ------------    -----------     ------------
Operating Expenses
 Management fees (notes 2a, 2e) 101,429         28,030          96,129
 Administration fees (note 2c)  14,480          4,525           18,100
 Transfer and dividend disbursing
 agent fees                     34,390          9,050           36,200
 Custodian fees (note 2a)       50,180          30,163          27,434
 Registration fees              10,661          9,119           13,461
 Professional  fees             12,185          8,927           13,452
 Reports and notices to
  shareholders                  5,430           -               6,536
 Trustees' fees                 3,776           744             4,983
 Distribution & service fees
   (note 2d)
     Class B                    612             82              551
     Class C                    8,026           799             5,259
 Miscellaneous                  1,091           362             1,584
                                ----------      -----------     -----------
   Total operating expenses     242,260         91,801          223,689
     Less: Management fees waived
        and/or expenses assumed
        (note 2a)               -               (28,686)        (1,243)
          Expense offset
          arrangement (note 2a) (28,460)        (1,203)         (284)
                                ----------      -----------     -----------
     Net operating expenses     213,800         61,912          222,162
                                ----------      -----------     -----------
     Net investment income
     (loss)                     954,118         212,986         1,074,771
                                ----------      -----------     -----------
Realized and Unrealized
Gain(Loss) on Investments-Net
 Net realized gain (loss) on
  securities                    223,411         20,178          11,201

 Net change in unrealized
   Appreciation (depreciation)
   on investments               1,293,499       336,357         -
                                ----------      -----------     -----------
 Net realized gain (loss) and
   change in unrealized
   appreciation (depreciation)
   on investments               1,516,910       356,535         11,201

  Net increase (decrease) in net
   assets resulting from
   operations                   $2,471,028      $569,521        $1,085,972
                                ==========      ===========     ===========


See accompanying notes to financial statements.




Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------
                                                Large Capitalization Value
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ 270,863    $   518,044
 Net realized gain(loss) on investments         2,119,494      3,958,562
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 7,081,032     (4,982,517)
 Net increase (decrease) in net assets
  resulting from operations                     9,471,389       (505,911)

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (464,549)       (658,178)
  Class B                                       (8,907)         (2,492)
  Class C                                       (23,070)        (20,810)
 Net realized gain
  Class I                                       (1,882,532)     (7,097,607)
  Class B                                       (36,095)        (26,868)
  Class C                                       (93,487)        (224,407)
 Total dividends and distributions
  to shareholders                               (2,508,640)     (8,030,362)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       17,127,324      27,751,163
  Class B                                       184,300         1,144,739
  Class C                                       534,948         3,704,069
 Reinvestment of dividends and distributions
  Class I                                       2,323,079       7,680,907
  Class B                                       44,156          27,162
  Class C                                       114,323         238,806
 Cost of shares sold
  Class I                                       (19,651,063)    (30,085,894)
  Class B                                       (58,819)        (45,282)
  Class C                                       (570,652)       (1,367,705)
 Net increase in net assets from share
  transactions of beneficial interest           47,596          9,047,965
                                                ----------      ----------
  Total increase(decrease) in net assets        7,010,345       511,692

Net Assets
 Beginning of period                            80,305,254      79,793,562
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $87,315,599     $80,305,254
                                                -----------     -----------
See accompanying notes to financial statements.

                                                Large Capitalization Growth
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ (223,136)    $ (541,515)
 Net realized gain(loss) on investments         1,965,675       13,895,002
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 (57,902,326)    24,523,425
 Net increase (decrease) in net assets
  resulting from operations                     (56,159,787)    37,876,912

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                                -             -
  Class B                                                -             -
  Class C                                                -             -
 Net realized gain
  Class I                                       (13,255,670)     (7,263,382)
  Class B                                       (290,194)        (21,967)
  Class C                                       (704,533)        (232,902)
 Total dividends and distributions
  to shareholders                               (14,250,397)     (7,518,251)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       21,034,312      49,262,429
  Class B                                       234,802         2,491,683
  Class C                                       856,424         6,128,643
 Reinvestment of dividends and distributions
  Class I                                       13,093,104      7,192,591
  Class B                                       283,553         20,096
  Class C                                       675,111         225,959
 Cost of shares sold
  Class I                                       (26,143,202)    (58,690,995)
  Class B                                       (50,734)        (125,520)
  Class C                                       (1,047,398)     (2,443,898)
 Net increase in net assets from share
  transactions of beneficial interest           8,935,972       4,060,988
                                                ----------      ----------
  Total increase(decrease) in net assets        (61,474,212)    34,419,649

Net Assets
 Beginning of period                            152,417,785     117,998,136
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $90,943,573     $152,417,785
                                                -----------     -----------
See accompanying notes to financial statements.


                                                    Small Capitalization
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ (54,497)      $ (163,297)
 Net realized gain(loss) on investments         6,388,461       3,281,321
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 (6,481,744)     8,442,326
 Net increase (decrease) in net assets
  resulting from operations                     (147,780)       11,560,350

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                                -             -
  Class B                                                -             -
  Class C                                                -             -
 Net realized gain
  Class I                                       (4,261,420)     (477,007)
  Class B                                       (40,638)        (1,052)
  Class C                                       (150,891)       (10,630)
 Total dividends and distributions
  to shareholders                               (4,452,949)     (488,689)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       5,402,263       10,645,993
  Class B                                       29,047          330,613
  Class C                                       126,681         1,681,162
 Reinvestment of dividends and distributions
  Class I                                       4,227,762       474,540
  Class B                                       40,092          1,005
  Class C                                       150,709         10,629
 Cost of shares sold
  Class I                                       (6,617,332)     (11,731,700)
  Class B                                       (26,960)        (15,240)
  Class C                                       (531,629)       (597,010)
 Net increase in net assets from share
  transactions of beneficial interest           2,800,633       799,992
                                                ----------      ----------
  Total increase(decrease) in net assets        (1,800,096)     11,871,653

Net Assets
 Beginning of period                            50,403,867      38,532,214
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $48,603,771     $50,403,867
                                                -----------     -----------
See accompanying notes to financial statements.



Six Months Ended February 28, 2001 (Unaudited)

----------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------
                                                    International Equity
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ (138,460)     $ (34,439)
 Net realized gain(loss) on investments         749,679         3,040,350
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 (9,369,171)     3,434,380
 Net increase (decrease) in net assets
  resulting from operations                     (8,757,952)     6,440,291

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                                -      (178,106)
  Class B                                                -      (520)
  Class C                                                -      (2,430)
 Net realized gain
  Class I                                       (2,840,645)     (426,623)
  Class B                                       (38,164)        (1,245)
  Class C                                       (127,101)       (5,821)
 Total dividends and distributions
  to shareholders                               (3,005,910)     (614,745)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       45,819,400      14,990,360
  Class B                                       59,056          346,653
  Class C                                       200,978         1,378,461
 Reinvestment of dividends and distributions
  Class I                                       2,807,717       600,053
  Class B                                       38,082          1,763
  Class C                                       126,828         8,249
 Cost of shares sold
  Class I                                       (46,625,693)    (14,230,516)
  Class B                                       (11,082)        (5,745)
  Class C                                       (289,043)       (263,327)
 Net increase in net assets from share
  transactions of beneficial interest           2,126,244       2,825,951
                                                ----------      ----------
  Total increase(decrease) in net assets        (9,637,618)     8,651,497

Net Assets
 Beginning of period                            37,841,292      29,189,795
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $28,203,674     $37,841,292
                                                -----------     -----------
See accompanying notes to financial statements.

                                                   Investment Quality Bond
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $954,118        $2,060,292
 Net realized gain(loss) on investments         223,411         (651,960)
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 1,293,499       614,883
 Net increase (decrease) in net assets
  resulting from operations                     2,471,028       2,023,215

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (915,930)       (2,012,045)
  Class B                                       (2,710)         (4,312)
  Class C                                       (35,479)        (43,936)
 Net realized gain
  Class I                                             -               -
  Class B                                             -               -
  Class C                                             -               -
 Total dividends and distributions
  to shareholders                               (954,119)       (2,060,293)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       34,500,896      11,618,769
  Class B                                       38,770          70,053
  Class C                                       516,958         1,379,097
 Reinvestment of dividends and distributions
  Class I                                       867,105         1,946,877
  Class B                                       2,593           4,164
  Class C                                       33,603          40,569
 Cost of shares sold
  Class I                                       (30,599,402)    (21,390,237)
  Class B                                       (12,555)        (14,110)
  Class C                                       (225,651)       (651,854)
 Net increase in net assets from share
  transactions of beneficial interest           5,122,317       (6,696,672)
                                                ----------      ----------
  Total increase(decrease) in net assets        6,639,226       (6,733,750)

Net Assets
 Beginning of period                            34,684,595      41,418,345
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $41,323,821     $34,684,595
                                                -----------     -----------
See accompanying notes to financial statements.

                                                       Municipal Bond
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $212,986        $450,879
 Net realized gain(loss) on investments         20,178          (104,862)
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 336,357         200,242
 Net increase (decrease) in net assets
  resulting from operations                     569,521         546,259

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (210,228)       (448,029)
  Class B                                       (264)           (382)
  Class C                                       (2,496)         (2,471)
 Net realized gain
  Class I                                             -         (62,225)
  Class B                                             -         (48)
  Class C                                             -         (365)
 Total dividends and distributions
  to shareholders                               (212,988)       (513,520)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       1,047,370       1,689,751
  Class B                                             -         26,343
  Class C                                       160,027         73,956
 Reinvestment of dividends and distributions
  Class I                                       207,672         502,497
  Class B                                       263             399
  Class C                                       2,143           2,841
 Cost of shares sold
  Class I                                       (1,040,865)     (3,757,336)
  Class B                                       (16)            (18,707)
  Class C                                       (23,343)        (3,805)
 Net increase in net assets from share
  transactions of beneficial interest           353,251         (1,484,061)
                                                ----------      ----------
  Total increase(decrease) in net assets        709,784         (1,451,322)

Net Assets
 Beginning of period                            10,150,817      11,602,139
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $10,860,601     $10,150,817
                                                -----------     -----------
See accompanying notes to financial statements.

                                                U.S. Government Money Market
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $1,074,771      $2,146,725
 Net realized gain(loss) on investments          11,201          (4,591)
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                       -               -
 Net increase (decrease) in net assets
  resulting from operations                     1,085,972       2,142,134

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (1,048,798)     (2,109,276)
  Class B                                       (2,486)         (4,138)
  Class C                                       (23,488)        (33,311)
 Net realized gain
  Class I                                             -              -
  Class B                                             -              -
  Class C                                             -              -
 Total dividends and distributions
  to shareholders                               (1,074,772)     (2,146,725)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       70,220,048      61,134,769
  Class B                                       43,671          115,647
  Class C                                       1,203,327       2,236,416
 Reinvestment of dividends and distributions
  Class I                                       1,026,696       2,059,138
  Class B                                       2,349           3,944
  Class C                                       22,584          36,026
 Cost of shares sold
  Class I                                       (66,043,810)    (75,942,131)
  Class B                                       (29,040)        (75,248)
  Class C                                       (360,386)       (1,762,722)
 Net increase in net assets from share
  transactions of beneficial interest           6,085,439       (12,194,161)
                                                ----------      ----------
  Total increase(decrease) in net assets        6,096,639       (12,198,752)

Net Assets
 Beginning of period                            36,525,511      48,724,263
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $42,622,150     $36,525,511
                                                -----------     -----------
See accompanying notes to financial statements.



Six Months Ended February 28, 2001 (Unaudited)

----------------------------------------------
NOTES TO FINANCIAL STATEMENTS
----------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Saratoga Advantage Trust (the "Trust") was organized on April 8, 1994 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of seven portfolios: the U.S. Government Money Market Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the Large Capitalization Value Portfolio; the Large Capitalization Growth
Portfolio;  the Small  Capitalization  Portfolio  and the  International  Equity
Portfolio. Saratoga Capital Management (the "Manager") serves as the Trust's manager. Each of the Portfolios are provided with discretionary advisory services of an Advisor identified, retained, supervised and compensated by the Manager. The following serve as Advisors (the "Advisors") to their respective portfolio(s): OpCap Advisors (formerly Quest for Value Advisors): Municipal Bond and Large Capitalization Value; Fox Asset Management Inc.: Investment Quality Bond and Small Capitalization; Harris Bretall Sullivan and Smith, L.L.C.: Large Capitalization Growth; Sterling Capital Management Co.: U.S. Government Money Market and Friends Ivory & Sime plc: International Equity. Funds Distributor, Inc. (the "Administrator") provides the Trust with administrative services. Funds Distributor, Inc. (the "Distributor") also serves as the Trust's distributor. On August 19, 1994, U.S. Government Money Market Portfolio issued 100,000 shares to the Manager for $100,000 to provide initial capital for the Trust.

     Currently, each Portfolio offers Class I, Class B and Class C shares. Each class represents interest in the same assets of the applicable portfolio, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

     The following is a summary of significant accounting policies consistently followed by each Portfolio:

       (a) Valuation of Investments

     Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short - term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. The U.S. Government Money Market Portfolio values all of its securities on the basis of amortized cost which approximates market value. Investments in countries in which the International Equity Portfolio may invest involve certain risks not typically associated with domestic investments including the possibility of future political and economic instability, erratic market conditions and changes in the level of governmental supervision and regulation of foreign securities markets.

       (b) Federal Income Tax

     It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to shareholders; accordingly, no Federal income tax provision is required.

       (c) Security Transactions and Other Income

     Security transactions are recorded on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

       (d) Dividends and Distributions

    The following table summarizes each Portfolio's dividend and capital gain declaration policy:

                                Income
                                Dividends               Capital Gains
                                ---------------         ------------------
Large Capitalization Value      annually                annually
Large Capitalization Growth     annually                annually
Small Capitalization            annually                annually
International Equity            annually                annually
Investment Quality Bond         daily *                 annually
Municipal Bond                  daily *                 annually
U.S. Government Money Market    daily *                 annually

* paid monthly

     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

       (e) Allocation of Expenses

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis.

       (f) Repurchase Agreements

     The Trust, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. The Manager is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

       (g) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.    MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable monthly by each Portfolio to the Manager and are computed daily at the following annual rates of each Portfolio's
average  daily  net  assets:   .65%  for  Large   Capitalization   Value,  Large
Capitalization Growth and Small  Capitalization;  .75% for International Equity;
 .55% for Investment Quality Bond and Municipal Bond and .475% for U.S. Government Money Market.

     For the six months ended February 28, 2001, the Manager voluntarily waived a portion of its fee in the amount of $28,686 and $1,243 for Municipal Bond and U.S. Government Money Market, respectively.

     The Portfolios also benefit from an expense offset arrangement with their custodian bank where uninvested cash balances earn credits that reduce monthly fees.

     (b) The Manager, not the Portfolios, pays a portion of its management fees to the Advisors at the following annual rates of each Portfolio's average daily net assets: .30% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .40% for International Equity; .20% for Investment Quality Bond and Municipal Bond and .125% for U.S. Government Money Market.

     (c) The administration fee is accrued daily and payable monthly to the Administrator. The administration fee for the six months ended February 28, 2001 was $169,720 (exclusive of out-of-pocket administration fees) for the Trust.

     (d) The Portfolios have adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the distribution of Class B and Class C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets of Class B and Class C shares. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

     (e) The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement the Manager is currently waiving its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice. For the six months ended February 28, 2001, no reimbursement payments were made by the Portfolios to the Manager under the terms of the Expense Agreement.

3.    PURCHASES AND SALES OF SECURITIES

     For the six months ended February 28, 2001, purchases and sales of investment securities, other than short-term securities were as follows:

                                Purchases               Sales
                                --------------          --------------
Large Capitalization Value      $37,291,903             $37,572,267
Large Capitalization Growth      22,725,907              34,296,740
Small Capitalization             36,254,999              41,549,353
International Equity              9,015,007               9,141,473
Investment Quality Bond           9,322,965               8,020,367
Municipal Bond                    1,208,090               1,137,594

4.    UNREALIZED APPRECIATION (DEPRECIATION) FOR FEDERAL INCOME TAX PURPOSES

     At  February  28,  2001,  the   composition   of  unrealized   appreciation
(depreciation) of investment securities were as follows:

                                Appreciation    (Depreciation)  Net
                                -------------   --------------  -------------
Large Capitalization Value      $12,443,537     ($2,612,850)    $9,830,687
Large Capitalization Growth      23,322,043     (16,694,055)     6,627,988
Small Capitalization              2,742,918      (2,994,698)      (251,780)
International Equity              1,822,274      (3,807,456)    (1,985,182)
Investment Quality Bond           1,014,738        (188,918)       825,820
Municipal Bond                      268,407         (76,148)       192,259

     For U.S. Federal income tax purposes, the cost of securities owned at February 28, 2001 was substantially the same as the cost of securities for financial statement purposes.

5.    AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     Each Portfolio has unlimited Class I shares of beneficial interest authorized with $.001 par value per share. Transactions in capital stock for the I Class were as follows for the periods indicated:

                                        (unaudited)
                                        6 Months Ended          Year Ended
                                        February 28, 2001       August 31, 2000
                                        -----------------       ---------------
Large Capitalization Value
  Issued                                   891,586               1,485,531
  Redeemed                              (1,017,156)             (1,635,250)
  Reinvested from Dividends                121,182                 417,431
  Net Increase (Decrease) in Shares         (4,388)                267,712

Large Capitalization Growth
  Issued                                   819,858               1,603,517
  Redeemed                              (1,030,299)             (1,884,166)
  Reinvested from Dividends                596,494                 239,432
  Net Increase (Decrease) in Shares        386,053                 (41,217)

Small Capitalization
  Issued                                   460,882                 956,978
  Redeemed                                (566,306)             (1,050,321)
  Reinvested from Dividends                396,283                  51,025
  Net Increase (Decrease) in Shares        290,859                 (42,318)

International Equity
  Issued                                 3,600,534                 984,558
  Redeemed                              (3,686,372)               (911,588)
  Reinvested from Dividends                231,650                  38,445
  Net Increase in Shares                   145,812                 111,415

Investment Quality Bond
  Issued                                 3,397,851               1,182,384
  Redeemed                              (3,012,330)             (2,181,650)
  Reinvested from Dividends                 85,756                 198,420
  Net Increase (Decrease) in Shares        471,277                (800,846)

Municipal Bond
  Issued                                   101,682                 174,483
  Redeemed                                (101,666)               (388,444)
  Reinvested from Dividends                 20,294                  51,614
  Net Increase (Decrease) in Shares         20,310                (162,347)

U.S. Government Money Market
  Issued                                70,220,048              61,134,768
  Redeemed                             (66,043,810)            (75,942,131)
  Reinvested from Dividends              1,026,696               2,059,138
  Net Increase (Decrease) in Shares      5,202,934             (12,748,225)

     Each  Portfolio  has  unlimited  Class B and Class C shares  of  beneficial interest authorized with $.001 par value per share. Transactions in capital stock for the Class B and Class C shares were as follows for the period indicated:
                            Class B                        Class C

                 (unaudited)                       (unaudited)
                 6 Months Ended   Year Ended       6 Months Ended  Year Ended
                 Feb. 28, 2001    Aug 31, 2000  Feb. 28, 2001   Aug 31, 2000

Large Capitalization Value
  Issued            9,804            62,862        28,488        198,592
  Redeemed         (3,017)           (2,590)      (29,663)       (75,030)
  Reinvested
   from Dividends   2,343             1,488         6,058         13,057
  Net Increase     ------           -------       -------       --------
   in Shares        9,130            61,760         4,883        136,619
                   ------           -------       -------       --------

Large Capitalization Growth
  Issued            8,799            80,730        33,057        205,339
  Redeemed         (2,376)           (4,109)      (45,690)       (83,088)
  Reinvested
   from Dividends  13,232               677        31,444          7,600
  Net Increase     ------            ------        ------        -------
   in Shares       19,655            77,298        18,811        129,851
                   ------            ------        ------        -------

Small Capitalization
  Issued            2,465            28,255        10,893       155,407
  Redeemed         (2,348)           (1,260)      (47,978)      (47,707)
  Reinvested
   from Dividends   3,837               109        14,381         1,150
  Net Increase     ------            -------      --------      --------
   in Shares        3,954             27,074      (22,704)      108,850
                   ------            -------      --------      --------

International Equity
  Issued            4,372             22,417       15,211        89,771
  Redeemed           (945)              (421)     (23,275)      (19,572)
  Reinvested
   from Dividends   3,203                114       10,676           533
  Net Increase      -----             ------       ------       -------
   in Shares        6,630             22,110        2,612        70,732
                    -----             ------       ------       -------

Investment Quality Bond
  Issued            3,799              7,153       51,477       140,415
  Redeemed         (1,251)            (1,438)     (22,108)      (35,898)
  Reinvested
   from Dividends     257                425        3,319         4,138
  Net Increase      -----             ------       ------       -------
   in Shares        2,805              6,140       32,688       108,655
                    -----             ------       ------       -------
Municipal Bond
  Issued                -              2,656       15,358         7,561
  Redeemed            (1)             (1,927)      (2,266)         (390)
  Reinvested
   from Dividends     26                  41          209           292
  Net Increase      ----               -----       ------         ------
   in Shares          25                 770       13,301          7,463
                    ----               -----       ------         ------

U.S. Government Money Market
  Issued           43,671            115,647    1,203,327      2,236,416
  Redeemed        (29,040)           (75,249)    (360,386)    (1,762,723)
  Reinvested
   from Dividends   2,349              3,944       22,584         36,026
  Net Increase     ------            -------    ---------       --------
   in Shares       16,980             44,342      865,525        509,719
                   ------            -------    ---------       --------

6.    CAPITAL LOSS CARRYFORWARDS

     At February 28, 2001, the following portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:

Name of Portfolio       Total     2005    2006    2007    2008

U.S. Government
Money Market
Portfolio               $2,533    $32     $187    $2,090   $224

Municipal Bond
Portfolio               61,929      0        0         0 61,929

Investment Quality
Bond Portfolio          57,972      0        0         0 57,972


     In accordance with U.S. Treasury regulations, the following Portfolios have incurred and will elect to defer realized capital losses arising after October 31, 1999 ("Post-October losses"). Such losses are treated for tax purposes as arising on the first business day of the Portfolio's next taxable year (September 1, 2001).

                                          Capital
                                           Losses

Large Capitalization Value Portfolio       $    -

Large Capitalization Growth Portfolio           -

Small Capitalization Portfolio          1,881,629

International Equity Portfolio                  -

Investment Quality Bond Portfolio         549,129

Municipal Bond Portfolio                   42,933

U.S. Government Money Market Portfolio      4,421


------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
------------------------------------------------------------------------





                   INCOME FROM                   DIVIDENDS AND
               INVESTMENT OPERATIONS             DISTRIBUTIONS                                                RATIOS


                                                            Distributions
                                                                 to
                            Net                             Shareholders
                         Realized
                           And                  Dividends    from Net     Net           Net      Ratio of Net  Ratio of Net
Net Asset               Unrealized     Total        to        Realized    Asset         Assets   Operating     Investment
 Value,       Net      Gain (Loss)    from     Shareholders   Gains     Value,          End of   Expenses     Income (Loss)Portfolio
                                                                                        from Net
Beginning   Investment      on      Investment  Investment       on      End of  Total   Period   to Average     to Average Turnover

of Period     Income    Investments Operations    Income    Investments  Period  Return* (000's)   Net Assets    Net Assets    Rate
              (Loss)

----------------------------------------------
Large Capitalization Value Portfolio (Class I)
----------------------------------------------
September 1, 2000 to
     February 28, 2001 (unaudited)
$18.51      $0.07       $2.08        $2.15   ($0.11)     ($0.46)   $20.09     11.81%    $81,869   0.98% (1,3)     0.70% (1,3) 45%

Year Ended August 31, 2000
20.59        0.12      (0.23)      (0.11)     (0.17)      (1.80)     18.51    (0.49%)   75,516    1.02% (1)    0.68%(1)        90%

Year Ended August 31, 1999
18.15        0.13        3.40        3.53     (0.09)      (1.00)     20.59     19.84%     78,484  1.10% (1)    0.84%(1)        67%

Year Ended August 31, 1998
18.57        0.14        0.07        0.21     (0.39)      (0.24)     18.15     0.96%      42,641  1.30% (1)     0.69% (1)     54%

Year Ended August 31, 1997
14.45        0.09        4.37        4.46     (0.08)      (0.26)     18.57     31.37%     29,676  1.31% (1)     0.60% (1)   25%

Year Ended August 31, 1996
12.30        0.07        2.33        2.40     (0.11)      (0.14)     14.45     19.73%     18,274  1.28% (1)   0.97% (1)   26%

     (1)  During  the  fiscal  year  ended  August  31,  2000  Saratoga  Capital
Management  did not waive any of its  management  fees.  During the fiscal years ended August  31,1999,  August 31, 1998 and August  31,1997,  Saratoga  waived a portion of its  management  fees.  During  other time periods  presented  above,
Saratoga waived all of its fees and assumed a portion of the operating expenses.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.02% and
0.68%,  respectively,  for the year  ended  August  31,  2000,1.12%  and  0.86%, respectively, for the year ended August 31, 1999, 1.39% and 0.60%, respectively, for the year ended August 31,1998, 1.56% and 0.35%,  respectively,  for the year ended  August  31,1997  and 2.19% and  0.04%,  respectively,  for the year ended
August 31,1996.
------------------------------------------------
Large Capitalization Growth Portfolio (Class I)
------------------------------------------------
September 1, 2000 to
     February 28, 2001 (unaudited)
$33.61     ($0.02)    ($12.06)    ($12.08)     --         ($3.18)   $18.35     (37.48%)  $84,934    0.92% (1,3)   (0.31%) (1,3)  21%

Year Ended August 31, 2000
26.98      (0.11)        8.40        8.29     --          (1.66)     33.61     31.45%    142,600       0.89% (1)    (0.35%) (1)  33%

Year Ended August 31, 1999
17.83      (0.09)        9.65        9.56     --          (0.41)     26.98     54.03%    115,586       1.02% (1)    (0.36%) (1)  39%

Year Ended August 31, 1998
17.87      (0.07)        0.81        0.74                 (0.78)     17.83     3.91%      66,537    1.18% (1)     (0.34%) (1)  45%

Year Ended August 31, 1997
13.16      (0.02)        4.73        4.71     --          --         17.87     35.79%     47,197       1.36% (1)    (0.12%) (1)  53%

Year Ended August 31, 1996
12.86      (0.02)        0.35        0.33    ($0.01)      (0.02)     13.16      2.56%     33,962       1.34% (1)    (0.13%) (1)  50%

     (1)  During  the  fiscal  year  ended  August  31,  2000  Saratoga  Capital
Management  did not waive any of its  management  fees.  During the fiscal years ended August  31,1999,  August 31, 1998 and August  31,1997,  Saratoga  waived a portion of its management fees.  During all other time periods  presented above,
Saratoga waived all of its fees and assumed a portion of the operating expenses.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 0.94% and
(0.31%),  respectively,  for the year ended August 31, 2000,  1.02% and (0.36%),
respectively,   for  the  year  ended  August  31,  1999,   1.25%  and  (0.41%),
respectively for the year ended August 31,1998, 1.36% and (0.20%), respectively, for the year ended August 31,1997 and 1.67% and (0.60%),  respectively,  for the year ended August 31, 1996.
----------------------------------------
Small Capitalization Portfolio (Class I)
----------------------------------------
September 1, 2000 to
     February 28, 2001 (unaudited)
$12.90     $0.01     ($0.13)     ($0.12)      --       ($1.15)       $11.63     (0.21%)  $46,909    1.24% (1,3)   (0.24%) (1,3)  82%

Year Ended August 31, 2000
10.10      (0.04)        2.96        2.92      --        (0.12)       12.90     29.41%     48,275     1.25% (1)     (0.37%) (1)  59%

Year Ended August 31, 1999
9.82      (0.05)        3.02        2.97      --        (2.69)       10.10     34.91%     38,225      1.21% (1)     (0.60%) (1)  32%

Year Ended August 31, 1998
15.05      (0.10)     (4.20)      (4.30)     --        (0.93)         9.82      (30.64%)  23,235  1.28% (1)     (0.63%) (1)  96%

Year Ended August 31, 1997
13.58      (0.07)        2.37        2.30      --         (0.83)      15.05     18.07%     28,781   1.30% (1)     (0.70%) (1)  162%

Year Ended August 31, 1996
12.62      (0.09)        1.44        1.35  ($0.00)(2)     (0.39)      13.58     11.03%     22,071   1.25% (1)     (0.83%) (1)  95%

     (1) During the fiscal years ended August 31, 2000,  August 31,1999,  August
31, 1998 and August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above,  Saratoga waived all of its fees and assumed a portion of the operating  expenses.  Additionally, for the periods presented above, the Portfolio  benefited from an expense offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average  daily  net  assets  would  have  been  1.26%  and  (0.33%),
respectively,   for  the  year  ended   August  31,   2000,1.31%   and  (0.70%),
respectively, for the year ended August 31, 1999, 1.44% and 0.98%, respectively, for the year ended August 31,1998, 1.64% and (1.04%), respectively, for the year ended  August  31,1997 and 1.84% and (1.42%),  respectively,  for the year ended
August 31,1996.
-----------------------------------------
International Equity Portfolio (Class I)
-----------------------------------------
September 1, 2000 to
     February 28, 2001 (unaudited)
$15.65    ($0.05)     ($3.38)     ($3.43)       --        ($1.25)    $10.97   (22.68%)    $26,742  1.14% (1,3)   (0.76%) (1,3)  28%

Year Ended August 31, 2000
13.18      (0.01)        2.74        2.73      (0.08)      (0.18)     15.65     20.72%     35,887     1.28% (1)     (0.08%) (1)  45%

Year Ended August 31, 1999
10.92      0.11         2.25        2.36      (0.10)        --       13.18     21.70%     28,743      1.45% (1)       1.00% (1)  46%

Year Ended August 31, 1998
10.74        0.13        0.09        0.22      (0.04)       --       10.92    2.08%      18,967    1.40% (1)       1.14% (1)  58%

Year Ended August 31, 1997
9.59        0.23        1.12        1.35      (0.20)        --       10.74     14.39%     10,389       1.64% (1)     0.32% (1)  58%

Year Ended August 31, 1996
9.33         0.00 (2)   0.34        0.34      (0.03)      (0.05)      9.59      3.68%      6,857       1.65% (1)     0.23% (1)  58%

     (1)  During  the  fiscal  year  ended  August  31,  2000  Saratoga  Capital
Management  did not waive any of its  management  fees.  During the fiscal years ended August  31,1999,  August 31, 1998 and August 31, 1997,  Saratoga  waived a portion of its  management  fees.  During  other time  periods  presented  above
Saratoga waived all of its fees and assumed a portion of the operating expenses.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.45% and
0.08%,  respectively,  for the year  ended  August  31,  2000,  1.49% and 1.04%, respectively,  for the year ended August 31,1999, 1.96% and 0.59%, respectively, for the year ended August 31, 1998,2.76% and (1.00%), respectively, for the year ended  August  31,1997 and 3.91% and (2.33%),  respectively,  for the year ended
August 31,1996.
---------------------------------------------
Investment Quality Bond Portfolio (Class I)
---------------------------------------------
September 1, 2000 to
     February 28, 2001 (unaudited)
$9.90       $0.26       $0.40       $0.66    ($0.26)       --     $10.30      6.75%    $39,412   1.11% (1,3)    5.17% (1,3)    22%

Year Ended August 31, 2000
9.88        0.54        0.02        0.56    (0.54)        --        9.90      5.83%     33,199       1.11% (1)      5.47% (1)   52%

Year Ended August 31, 1999
10.29        0.49      (0.35)        0.14    (0.49)       ($0.06)   9.88      1.33%     41,070       1.05% (1)      4.85% (1)   62%

Year Ended August 31, 1998
10.09        0.50        0.21        0.71    (0.50)     (0.01)     10.29      7.21%    35,724    1.19% (1)          4.86% (1)   44%

Year Ended August 31, 1997
9.91        0.51        0.18        0.69    (0.51)    0.00 (2)     10.09      7.16%     22,507       1.28% (1)      5.03% (1)   30%

Year Ended August 31, 1996
10.08        0.48      (0.16)        0.32    (0.48)      (0.01)      9.91      3.23%     16,864       1.31% (1)      4.84% (1)   55%

     (1)  During  the  fiscal  year  ended  August  31,  2000  Saratoga  Capital
Management  did not waive any of its  management  fees.  During the fiscal years ended August  31,1999,  August 31, 1998 and August  31,1997,  Saratoga  waived a portion of its  management  fees.  During  other time  periods  presented  above
Saratoga waived all of its fees and assumed a portion of the operating expenses.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.16% and
5.51%,  respectively,  for the year  ended  August  31,  2000,  1.06% and 4.86%, respectively, for the year ended August 31, 1999, 1.37% and 4.69%, respectively, for the year ended August 31,1998, 1.52% and 4.71%,  respectively,  for the year ended  August  31,1997  and 2.12% and  3.90%,  respectively,  for the year ended
August 31,1996.
------------------------------------
Municipal Bond Portfolio (Class I)
------------------------------------
September 1, 2000 to
     February 28, 2001 (unaudited)
$10.09  $0.21       $0.36    $0.57     ($0.21)        --      $10.45      5.74%    $10,587    1.19% (1,3)    4.16% (1,3)        11%

Year Ended August 31, 2000
10.00        0.43        0.15        0.58     (0.43)    ($0.06)     10.09    6.08%   10,021      1.20% (1)      4.43% (1)  12%

Year Ended August 31, 1999
10.72        0.42      (0.68)      (0.26)     (0.42)     (0.04)     10.00    (2.55%)   11,556      1.20% (1)      3.96% (1)  23%

Year Ended August 31, 1998
10.33        0.43        0.42        0.85     (0.44)     (0.02)     10.72     8.42%     9,794    1.20% (1)      4.07% (1)   18%

Year Ended August 31, 1997
10.00        0.43        0.33        0.76     (0.43)     --         10.33      7.67%     7,223      1.21% (1)      4.19% (1)  20%

Year Ended August 31, 1996
9.93        0.41        0.07        0.48     (0.41)     --         10.00      4.88%     4,708       1.23% (1)      4.03% (1)   12%

     (1) During the fiscal  years  ended  August  31,1999,  August 31,  1998 and
August 31,1997,  Saratoga Capital  Management waived a portion of its management fees. During all other time periods presented above,  Saratoga waived all of its fees and  assumed a portion of the  operating  expenses.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average   daily  net  assets   would  have  been  1.79%  and  3.84%,
respectively, for the year ended August 31, 2000, 1.68% and 4.54%, respectively, for the year ended August 31, 1999, 2.15% and 3.12%, respectively,  for the year ended August 31, 1998, 2.96% and 2.43%, respectively,  for the year ended August
31,1997 and 5.32% and (0.12%), respectively, for the year ended August 31,1996.
--------------------------------------------------
U.S. Government Money Market Portfolio (Class I)
--------------------------------------------------
September 1, 2000 to
     February 28, 2001 (unaudited)
$1.000     $0.026        --      $0.026     ($0.026)     --         $1.000      2.67%   $40,819       1.06% (1,3)    5.29% (1,3) n/a

Year Ended August 31, 2000
1.000       0.048          --       0.048    (0.048)      --         1.000      4.96%     35,605       1.04% (1)      4.82% (1)  n/a

Year Ended August 31, 1999
1.000       0.044          --       0.044    (0.044)      --         1.000      4.11%     48,358       1.00% (1)      4.02% (1)  n/a

Year Ended August 31, 1998
1.000       0.045         --       0.045    (0.045)      --         1.000      4.59%      38,492    1.12% (1)      4.41% (1)   n/a


Year Ended August 31, 1997
1.000       0.043          --       0.043    (0.043)      --         1.000      4.41%     28,572       1.12% (1)      4.31% (1)  n/a

Year Ended August 31, 1996
1.000       0.044          --       0.044    (0.044)      --         1.000      4.47%     22,906       1.13% (1)      4.30% (1)  n/a

     (1)  During  the  fiscal  year  ended  August  31,  2000  Saratoga  Capital
Management did not waive any of its management fees. During the fiscal years ended August 31,1999, August 31, 1998 and August 31,1997, Saratoga waived a portion of its management fees. During other time periods presented above, Saratoga waived all of its fees and assumed a portion of the operating expenses.
Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been,1.04% and 4.82%, respectively, for the year ended August 31, 2000, 1.02% and 4.04%, respectively, for the year ended August, 31 1999, 1.30% and 4.24%, respectively, for the year ended August 31,1998, 1.35% and 4.08%, respectively, for the year ended August 31,1997 and 1.79% and 3.64%, respectively, for the year ended
August 31,1996.



--------------------------------------------------------------------------------
(2)      Amount rounds to less than $0.01.
(3)      Annualized


     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.


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



                        --------------------------------
                          THE SARATOGA ADVANTAGE TRUST
                               SEMI ANNUAL REPORT
                            AS OF FEBRUARY 28, 2001
                        --------------------------------
                                 CLASS B SHARES
                        --------------------------------



TABLE OF CONTENTS

President's Letter...................................................   Page 1

Investment Review....................................................   Page 3

Schedules of Investments.............................................   Page 10

Statements of Assets and Liabilities.................................   Page 32

Statements of Operations.............................................   Page 33

Statements of Changes in Net Assets..................................   Page 34

Notes to Financial Statements........................................   Page 36

Financial Highlights.................................................   Page 41




This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.



TRUSTEES AND OFFICERS

Bruce E. Ventimiglia
Trustee, Chairman, President & CEO

Patrick H. McCollough
Trustee

Udo W. Koopmann
Trustee

Floyd E. Seal
Trustee

Stephen Ventimiglia
Vice President & Secretary

William P. Marra
Treasurer & Chief Financial Officer

Mary A. Nelson
Assistant Treasurer

Karen Jacoppo-Wood
Assistant Secretary


Investment Manager
Saratoga Capital Management
1501 Franklin Avenue
Mineola, NY 11501-4803

Distributor
Funds Distributor Inc.
60 State Street, Suite 1300
Boston, MA 02109

Transfer and Shareholder Servicing Agent
State Street Bank and Trust Company
P.O. Box 8514
Boston, MA  02266

Custodian
State Street Bank and Trust Company
P.O. Box 8514
Boston, MA  02266


THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders




April 17, 2001


Dear Shareholder:

     We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the "Trust"). This report covers the six months from September 1, 2000 through February 28, 2001.

     In light of recent stock market volatility, many investors are questioning what they should do with their investments going forward. Let's review some sound investment principles that can help you traverse both rising and falling markets.

     1) A well designed asset allocation strategy is the anchor for many successful investors. Establish an asset allocation strategy (for example, a strategy to diversify your assets amongst stock, bond and money market mutual funds) that you will be comfortable with in both advancing and declining markets. A sensible asset allocation strategy should take into consideration your: investment objectives, tolerance for risk, income needs and investment time horizon. Review your asset allocation strategy with your financial advisor. If you have implemented an asset allocation strategy that you are comfortable with, then don't let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy - remain anchored. Remember, it is normal to lose money during various time periods when you invest in stocks and bonds; this is part of the price that investors pay to try to earn higher rates of return over the long haul than they might earn if they place money in investments t hat don't fluctuate in value.

     2) Many successful investors put professional money managers on their investment teams. We are proud to be able to offer you the ability to access multiple investment asset classes through the Saratoga Advantage Trust's portfolios. The Trust's portfolios are managed by some of the world's leading institutional investment advisory firms. These are the same investment advisory firms that manage money for some of the largest corporations, pension plans and foundations. Each of the advisors has been selected on the basis of their: research capabilities, long-term investment performance, organizational stability, investment philosophy, and other key factors. The Trust's diversity of portfolio structure is designed to give you the opportunity to efficiently implement your asset allocation strategy to create a balanced portfolio in accordance with your investment goals and objectives. For your serious, "core" assets, let full-time investment professionals purchase and sell securities on your behalf.

     3) Stay focused on your long-term investment goals. Monitor your investment results on a regular basis to determine if your long-term investment objectives are being met. When reviewing the performance of the institutional investment advisory firms that manage the portfolios of the Trust, and the performance of money managers in general, please remember that it is not unusual for managers' returns to vary significantly from their benchmark indices over short-term measurement periods such as several quarters. In fact, the more volatile the style of management the more likely it is to have significant deviations from the index it is being measured against over short-term measurement periods.

     4) Consider adding money to your investment portfolio when it declines in value. No one can tell you for sure when a market has reached bottom. It takes courage to be a successful investor.

     5) Be disciplined and patient with your investment strategy. Successful investing requires both discipline and patience.

     Following you will find specific information on the investment strategy and performance of each of the Trust's portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the portfolios.

     We remain dedicated to serving your investment needs. Thank you for investing with us.


Best wishes,


Bruce E. Ventimiglia
Chairman, President and
Chief Executive Officer


--------------------------------------------
LARGE CAPITALIZATION VALUE PORTFOLIO
Advised by:
OpCap Advisors
New York, New York
--------------------------------------------

     Objective: Seeks total return consisting of capital appreciation and dividend income by investing primarily in a diversified portfolio of common stocks that, in the Advisor's opinion, are believed to be undervalued in the market and offer above-average price appreciation potential.

Total Aggregate                                 Large
Return for the Period                           Capitalization      Morningstar
Ended February 28, 2001                         Value Portfolio     Large Value
                                                (Class B)           Average(1)

1/4/99 (inception) - 2/28/01*                   5.2%            4.9%

3/1/00 - 2/28/01                                25.8%           14.0%

9/1/00 - 2/28/01                                11.3%           -0.6%


*Annualized performance for periods greater than one year

     The Saratoga Large Capitalization Value Portfolio invests in a diverse group of high-quality, undervalued companies. The investment team uses fundamentally driven, value-oriented analysis, which leads to the selection of high-quality businesses that are selling for substantially less than their intrinsic value. Each business is examined to determine industry position, profitability and financial strength. Management is also evaluated for its decision-making ability, experience, vision, compensation structure, and stock ownership. Over time we expect the share price of these companies to approach their intrinsic value, potentially producing superior returns.

     The Portfolio owned the common stocks of 55 companies as of February 28, 2001. The largest holding was Freddie Mac, a federally chartered government sponsored enterprise formed for the purpose of financing home ownership in the United States. Other major holdings included CVS Corporation, a retail drugstore chain; Fleet Boston Financial, a financial conglomerate; Wells Fargo, a diversified financial services company; and McDonalds Corporation. Top contributors to the Portfolio performance for the six months ended February 28, 2001 included Freddie Mac, CVS Corporation, John Hancock Financial Services, Sabre Group, and Canadian Pacific Ltd.


     1. The Morningstar Large Value Average, as of February 28, 2001, consisted of 771 mutual funds comprised of large market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.

Past performance is not predictive of future performance.


-----------------------------------------
LARGE CAPITALIZATION GROWTH PORTFOLIO
Advised by:
Harris Bretall Sullivan & Smith, L.L.C.
San Francisco, California
-----------------------------------------

     Objective:   Seeks  capital   appreciation  by  investing  primarily  in  a
diversified portfolio of common stocks that, in the Advisor's opinion, have faster earnings growth potential than the Standard & Poor's 500.

                                        Large             Morningstar
Total Aggregate                         Capitalization    Large Growth
Return for the Period                   Growth Portfolio  Average(1)
Ended February 28, 2001                 (Class B)

1/4/99 (inception) - 2/28/01*            -5.9%               2.9%

3/1/00 - 2/28/01                         -34.2%            -26.8%

9/1/00 - 2/28/01                         -37.7%            -30.7%

*Annualized performance for periods greater than one year

     2000 began with a slight stock market rally, but then fell victim to a host of negative earnings, pre-announcements and Wall Street downgrades. Harris Bretall believes the stock market is oversold to a point of presenting one of the best entry points they have seen in their thirty years of stock managing money. Harris Bretall remains very optimistic for the market, and in particular, the companies in the Saratoga Large Capitalization Growth Portfolio.

     Harris Bretall believes that the fundamentals that have driven the bull market for the last 18 years are still firmly in place. The three major macro-economic trends, demographics, globalization and the information technology revolution are as powerful today as they have ever been. Each trend by itself could propel the market higher for many years to come, but the combination of the three at one time in history has provided investors with what we believe is a once in every other lifetime opportunity to create great wealth in the stock market. Nothing that occur red in 2000 has derailed any of these trends. The market has gone through a normal correction in preparing for the next leg of this bull market. Harris Bretall believes the building blocks have already been laid to fuel the next upward move in the market. Those building blocks are: the Fed's aggressive stance to lower interest rates, a $1.3 trillion dollar potential tax cut, a budget surplus, falling energy prices, mortgage refinancing and a market correction. Harris Bretall thinks this will provide for a return to a strong investment environment fueled by 2% to 3% economic growth, low interest rates and low inflation. As was the case for the past five years, Harris Bretall believes the companies in the Saratoga Advantage Trust Large Capitalization Growth Portfolio are best positioned to reward investors in such an environment.

     1. The Morningstar Large Growth Average, as of February 28, 2001, consisted of 921 mutual funds comprised of large market capitalization stocks with the highest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.
Past performance is not predictive of future performance.

--------------------------------------
SMALL CAPITALIZATION PORTFOLIO
Advised by:
Fox Asset Management, Inc.
Little Silver, New Jersey
--------------------------------------

     Objective: Seeks maximum capital appreciation by investing in a diversified portfolio of the common stocks of small capitalization companies.

                                        Small
Total Aggregate                         Capitalization          Morningstar
Return for the Period                   Portfolio               Small
Ended February 28, 2001                 (Class B)               Value
                                                                Average(1)


1/4/99 (inception) - 2/28/01*           15.8%                   11.9%

3/1/00 -2/28/01                         12.8%                   21.9%

9/1/00-2/28/01                          -0.6%                    6.9%


*Annualized performance for periods greater than one year

     The old economy rules of supply and demand, the importance of equity valuation and the psychological dynamic of greed giving way to fear reasserted themselves over the past six months. As a result, small-cap value stocks resumed a leadership position within the domestic stock market, contributing to the strong performance of your Portfolio What will be critical during the next six months is the extent to which a slowing economy and rising costs impact corporate profits. Higher energy costs and decelerating demand in a variety of economic sectors were evident as companies reported their fourth-quarter 2000 earnings. Indeed, many large, highly valued technology companies have been among the most adversely affected. But even smaller companies that represent elements of such companies' supply chains and those in more mundane sorts of businesses have not been immune from the slowdown. However, their more nimble nature that allows for more rapid response to change in tandem with their lower valuations should help keep the stocks of smaller, reasonably valued companies among the better performers over the foreseeable future. Importantly, the trend away from technology that has penalized many growth-oriented portfolios in recent quarters will reverse at some point, providing disciplined, value-oriented investors with some excellent opportunities. While technology sector fundamentals have clearly deteriorated from very strong levels, valuations are becoming increasingly enticing.

     Despite the current uncertainty related to future economic growth, we remain confident that the consistent application of our investment discipline in tandem with an unwavering commitment to diligence and reasonable analysis will continue to reap substantial rewards over the long haul. Our strategy will continue to generate portfolios that are characterized by inexpensive, higher-quality companies. It is this effort to capitalize on both attractive valuations and solid fundamentals that is at the core of the Fox brand of value investing.

     1. The Morningstar Small Value Average, as of February 28, 2001, consisted of 229 mutual funds comprised of small market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.

Past performance is not predictive of future performance.

------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
Advised by:
Friends Ivory & Sime plc
Edinburgh, Scotland
------------------------------------------

     Objective:   Seeks  capital   appreciation  by  investing  primarily  in  a
diversified portfolio of the securities of companies domiciled outside of the United States.

                                        International           Morgan
Total Aggregate                         Equity                  Stanley EAFE
Return for the Period                   Portfolio               Index
Ended February 28, 2001                 (Class B)               (U.S. Dollars)1


1/4/99 (inception) - 2/28/01*           -0.8%                   0.4%

3/1/00 - 2/28/01                        -26.7%                  -17.4%

9/1/00 - 2/28/01                        -23.0%                  -14.3%

*Annualized performance for periods greater than one year

     Global growth expectations for 2001 have fallen sharply in recent months fuelled by a faster than expected slowdown in the U.S. economy. This has resulted in sharp falls in global stock markets over the past six months, with the MSCI EAFE Index down by 14.3%. Investors have become increasingly concerned about earnings growth prospects. Recent cuts in interest rates, for example, the 1% cut by the U.S. Federal Reserve in January, have yet to convince investors that earnings and growth expectations are turning. In turn, the dollar and yen have weakened and the Euro has strengthened, as investors remain more sanguine about growth in Euroland.

     We continue to expect that growth will moderate in 2001 but not collapse. Further interest rate cuts should support a bounce in global stock markets as the year progresses. The scope for an easing of fiscal policy in the U.K. and U.S. should also provide support to these markets. Valuations across all equity markets look more reasonable now. In your EAFE Portfolio we remain underweight in Japan, neutral in Asia and overweight in Europe where we have shifted more in favor of the U.K. at the expense of Euroland as earnings downgrades in 2001 remain a concern for the latter.

     As of February 28, 2001, the major weightings in the Portfolio were as follows: 49.7% in Continental Europe, 24.3% in the United Kingdom, 19.6% in Japan and 6.4% in Pacific Ex-Japan. Recent portfolio additions include: HSBC, a leading global bank and Trend Micro, a developer and provider of anti-virus software.

     1. The Europe, Australia, Far East Index (EAFE) is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. The Gross Domestic Product (GDP) version of the index is used above.

Past performance is not predictive of future performance.

------------------------------------
INVESTMENT QUALITY BOND PORTFOLIO
Advised by:
Fox Asset Management, Inc.
Little Silver, New Jersey
------------------------------------

     Objective: Seeks current income and reasonable stability of principal through investment in a diversified portfolio of high quality, actively managed fixed income securities.

                                                        Lipper Short-
                                        Investment      Intermediate
Total Aggregate                         Quality Bond    Investment
Return for the Period                   Portfolio       Grade Debt
Ended February 28, 2001                 (Class B)       Funds Index (1)

1/4/99 (inception) - 2/28/01*           4.6%            5.7%

3/1/00 - 2/28/01                        10.6%           10.8%

9/1/00 - 2/28/01                        6.3%            6.3%


*Annualized performance for periods greater than one year

     In the 12 months ended February 28, 2001 the Portfolio distributed dividends of $0.46 per share.

     Investments  are  normally  divided   approximately   evenly  between  U.S.
Treasury, U.S. Government Agency and Corporate securities. Due to the historically large yield advantage of Government Agency and Corporate bonds over Treasuries, Corporate and Government Agency securities comprise approximately 90% of the Portfolio at this time. We continue to feel that Government Agency and, most particularly, Corporate securities are offering compelling value.

     Fox will continue to focus on those instruments that offer improving credit quality and liquidity. Due to the challenge of trying to preserve principal in the current volatile market environment, Fox is maintaining a conservative investment posture with an average maturity of 5.1 years, and an average duration of 3.5 years in the Portfolio.

     Other Portfolio statistics as of February 28, 2001 are as follows: average weighted yield-to-maturity was 8.3%, average weighted coupon was 6.7%, and the average Moody's Rating was Aa3 with 39 fixed income issues held.

     1. The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years.

Past performance is not predictive of future performance.


----------------------------------
MUNICIPAL BOND PORTFOLIO
Advised by:
OpCap Advisors
New York, New York
----------------------------------

     Objective: Seeks a high level of interest income exempt from federal income taxation consistent with prudent investment management and the preservation of capital.


                                                        Lipper General
Total Aggregate                         Municipal       Municipal
Return for the Period                   Bond Portfolio  Debt Funds
Ended February 28, 2001                 (Class B)       Index(1)

1/4/99 (inception) - 2/28/01*           2.8%            3.6%

3/1/00-2/28/01                          12.6%           11.8%

9/1/00-2/28/01                          5.2%            5.0%


*Annualized performance for periods greater than one year

     During the past six months the bond market continued to perform well as the economy began to slow from its torrid pace over the past few years. In response to this sudden slowing, the Federal Reserve lowered short term rates by one percentage point in January in an effort to stimulate the faltering economy. The bond market responded with lower yields, particularly in the short term part of the yield curve where municipal bond yields are nearly one percentage point lower than six months ago. Inflation, though higher than last year mainly due to higher energy prices, does not seem to be a major concern to bond investors at this time. The stock market has been nothing but dismal which has lent the bond market further support as money goes from the equity into the fixed income markets. There continues to be good value in longer term municipal bonds which yield more than 1 percent (after tax) than one percentage point the 30 fix year Treasury.

     We have maintained a very high quality portfolio with 98% of the bonds rated A or better and 64% of the bonds rated AAA. We continue to believe that insured bonds are inexpensive and add an extra layer of credit protection. We continue to overweight the general obligation sector of the market as higher revenues and balanced budgets still characterize municipal finances. We also maintained a longer than index duration during the past six months in anticipation of Federal Reserve intervention which came to fruition in January.

     1. The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

Past performance is not predictive of future performance.

-------------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Advised by:
Sterling Capital Management
Charlotte, North Carolina
-------------------------------------------

     Objective: Seeks maximum current income, consistent with the maintenance of liquidity and the preservation of capital. The Portfolio invests exclusively in short-term securities issued by the United States Government, its agencies and instrumentalities and related repurchase agreements.


                                        U.S. Government         90 Day T-Bills
7-Day                                   Money Market            Average Discount
Compound Yield                          Portfolio (Class B)     Yield

2/28/01                                 4.1%                    4.9%




Total Aggregate                         U.S. Government         Lipper U.S.
Return for the Period                   Money Market            Treasury Money
Ended February 28, 2001                 Portfolio (Class B)     Market Index(1)

1/4/99 (inception) - 2/28/01*           3.9%                    4.9%

3/1/00 - 2/28/01                        4.5%                    5.6%

9/1/00 - 2/28/01                        2.3%                    2.8%


*Annualized performance for periods greater than one year

     By taking advantage of changes in short4erm interest rates and utilizing a variety of sectors within the short-term government market, Sterling Capital Management seeks to maximize the Portfolio's yield while maintaining a constant net asset value of $1.00 per share.

     The Portfolio was invested primarily in U.S. Government Agency Notes as of February 28, 2001. The average dollar-weighted Portfolio maturity was 68 days compared with a maximum allowable average maturity of 90 days. The Fed funds rate has declined one percentage point over the last six months to 5.5%. An environment of softer economic growth has forced the Federal Reserve to respond with a more accommodative monetary policy. The average maturity of the Portfolio has remained within a range of 58 to 88 days since last Fall.

     An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

     1. The Lipper U.S. Treasury Money Market Funds Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

Past performance is not  predictive of  future results.




This page intentionally left blank.




February 28, 2001 (Unaudited)
------------------------------------
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO
------------------------------------

Principal                                                       Value
Amount

                SHORT-TERM GOVERNMENT NOTES - 2.19%

                Federal Home Loan Bank - 2.19%

$1,912,000      5.23% due 3/01/01                               $1,912,000
                                                                ----------

                Total Short-Term Government Notes (Cost-$1,912,000)
                                                                1,912,000
                                                                ----------


Shares
                COMMON STOCKS - 97.90%

                Aerospace - 0.81%
11,400          Boeing Company                                    709,080
                                                                ---------
                Banking - 10.78%
23,000          BB & T Corporation                                830,990
94,507          FleetBoston Financial Corporation               3,898,422
26,200          J.P. Morgan Chase & Company                     1,222,492
69,660          Wells Fargo Company                             3,457,922
                                                                ---------
                                                                9,409,826
                                                                ---------
                Communications Equipment - 0.49%
16,500          EchoStar Communications Corporation*              431,063
                                                                ---------

                Computer Hardware - 1.78%
24,400          Compaq Computer Corporation                       492,880
48,500          Dell Computer Corporation*                      1,060,937
                                                                ---------
                                                                1,553,817
                                                                ---------
                Computer Software - 3.38%
37,300          Computer Associates International, Inc.         1,163,387
59,400          Compuware Corporation*                            612,563
19,950          Microsoft Corporation*                          1,177,050
                                                                ---------
                                                                2,953,000
                                                                ---------

                Cosmetics/Toiletries - 1.76%
47,400          The Gillette Company                            1,540,974
                                                                ---------

                Drugs/Medical Products - 7.10%
39,800          American Home Products Corporation              2,458,446
6,600           Bristol Myers Squibb Company                      418,506
5,900           Eli Lilly & Company                               468,814
19,100          Merck & Company, Incorporated                   1,531,820
10,100          Pfizer, Incorporated                              454,500
21,600          Schering-Plough Corporation                       869,400
                                                                ---------
                                                                6,201,486

                Electronics - 0.62%
24,000          Jabil Circuit, Incorporated*                      539,520
                                                                ---------

                Energy/Utilities - 3.54%
11,000          Duke Energy Corporation                           448,250
40,400          Exelon Corporation                              2,640,948
                                                                ---------
                                                                3,089,198

                Equipment - Semiconductor Manufacturers - 1.00%
20,600          Applied Materials, Incorporated*                  870,350
                                                                ---------

                Financial Services - 13.29%
46,666          Citigroup, Incorporated                         2,295,034
25,700          Countrywide Credit Industries, Incorporated     1,136,711
81,700          Federal Home Loan Mortgage Corporation          5,379,945
5,800           Federal National Mortgage Association             462,260
40,200          Household International Incorporated            2,328,384
                                                                ---------
                                                               11,602,334

                Insurance - 7.48%
20,500          AFLAC, Incorporated                             1,233,280
23,900          American General Corporation                    1,822,136
74,900          John Hancock Financial Services                 2,576,560
11,782          XL Capital Limited, Class A*                      895,550
                                                                ---------
                                                                6,527,526

                Machinery - 0.34%
7,200           Caterpillar, Incorporated                         299,520
                                                                ---------

                Metals/Mining - 4.18%
36,500          Alcoa Incorporated                              1,305,240
20,800          Minnesota Mining & Manufacturing Company        2,345,200
                                                                ---------
                                                                3,650,440


                Oil/Gas - 8.52%
19,000          Chevron Corporation                             1,627,540
5,400           Exxon Mobil Corporation                           437,670
31,400          Halliburton Company                             1,250,348
46,500          Texaco, Incorporated                            2,980,650
32,500          Unocal Corporation                              1,145,950
                                                                ---------
                                                                7,442,158

                Paper and Paper Products - 0.98%
18,400          Willamette Industries, Incorporated               855,232
                                                                ---------

                Retail - 14.17%
74,100          CVS Corporation                                 4,520,100
49,000          Gap, Incorporated                               1,334,760
112,300         Kroger Company*                                 2,722,152
119,300         McDonalds Corporation                           3,507,420
19,200          Staples, Incorporated*                            285,600
                                                                ---------
                                                               12,370,032

                Telecommunications - 10.62%
60,000          SBC Communications, Incorporated                2,862,000
49,500          Sprint Corporation                              1,106,820
55,200          Verizon Communications                          2,732,400
154,800         WorldCom, Incorporated*                         2,573,550
                                                                ---------
                                                                9,274,770

                Toys - 1.27%
65,200          Mattel, Incorporated                            1,105,792
                                                                ---------

                Transportation - 4.41%
39,400          Burlington Northern Santa Fe Corporation        1,182,394
32,400          Canadian Pacific Limited                        1,211,760
33,751          Sabre Group Holdings Corporation*               1,455,343
                                                                ---------
                                                                3,849,497
                                                                ---------

                Waste Disposal - 1.38%
47,500          Waste Management, Incorporated*                 1,205,075
                                                                ---------

Total Common Stocks (Cost-$75,650,003)                       $ 85,480,690
                                                             ------------
Total Investments (Cost-$77,562,003)    100.09%              $ 87,392,690
                                                             ------------
Other Liabilities in Excess of Assets   (0.09%)                  (77,091)
                                                             ------------
Total Net Assets                        100.00%              $ 87,315,599
                                                             ------------


* Non-income producing security.

See accompanying notes to financial statements.




February 28, 2001 (Unaudited)
-------------------------------------
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO
-------------------------------------

Principal
Amount                                                          Value

                SHORT TERM CORPORATE NOTES - 8.80%
                Financial Services
                General Electric Capital Corporation Discount Note,
$1,000,000             5.44% due 03/02/01                     $ 1,000,000
                General Electric Capital Corporation Discount Note,
3,500,000              5.34% due 03/06/01                       3,500,000
                Prudential Funding Corporation Discount Note,
3,500,000              5.25% due 03/07/01                       3,500,000

                Total Short Term Corporate Notes (Cost-$8,000,000)
                                                                8,000,000
                                                                ---------
Shares
                COMMON STOCKS - 89.85%
                Banking - 3.00%
55,000          Wells Fargo Company                             2,730,200
                                                                ---------

                Biomedical - 1.96%
34,000          Genentech, Incorporated*                        1,785,000
                                                                ---------

                Computer Hardware - 4.48%
60,000          EMC Corporation*                                2,385,600
85,000          Sun Microsystems, Inc.*                         1,689,375
                                                                ---------
                                                                4,074,975
                                                                ---------
                Computer Software - 4.87%
2,208           McDATA Corporation*                                39,461
55,000          Microsoft Corporation*                          3,245,000
30,000          Siebel Systems, Incorporated*                   1,147,500
                                                                ---------
                                                                4,431,961
                                                                ---------

                Drugs/Medical Products - 15.45%
43,000          American Home Products Corporation              2,656,110
25,000          Johnson & Johnson                               2,433,250
105,000         Pfizer, Incorporated                            4,725,000
43,000          Pharmacia Corporation                           2,223,100
50,000          Schering Plough Corporation                     2,012,500
                                                                ---------
                                                               14,049,960
                                                               ----------
                Electronics - 7.97%
101,000         Intel Corporation                               2,884,813
35,000          PMC Sierra, Incorporated*                       1,172,500
63,000          Solectron Corporation*                          1,716,750
50,000          Texas Instruments, Incorporated                 1,477,500
                                                                ---------
                                                                7,251,563
                                                                ---------
                Financial Services - 9.63%
112,500         Charles Schwab Corporation                      2,351,250
65,000          Citigroup, Incorporated                         3,196,700
35,000          The Goldman Sachs Group, Incorporated           3,211,250
                                                                ---------
                                                                8,759,200
                                                                ---------
                Insurance - 5.81%
37,125          American International Group, Incorporated      3,036,825
21,000          Marsh & McLennan Companies, Incorporated        2,247,000
                                                                ---------
                                                                5,283,825
                                                                ---------

                Manufacturing - 7.88%
102,000         General Electric Company                        4,743,000
40,000          Illinois Tool Works, Incorporated               2,422,000
                                                                ---------
                                                                7,165,000
                                                                ---------
                Multimedia - 4.73%
45,000          AOL Time Warner, Incorporated*                  1,981,350
75,000          The Walt Disney Company                         2,321,250
                                                                ---------
                                                                4,302,600
                                                                ---------
                Networking Products - 2.61%
100,000         Cisco Systems, Incorporated*                    2,368,750
                                                                ---------

                Retail - 9.63%
55,000          Costco Wholesale Corporation                    2,296,250
80,000          Gap, Incorporated                               2,179,200
50,000          Home Depot, Incorporated                        2,125,000
43,000          Wal-Mart Stores, Incorporated                   2,153,870
                                                                ---------
                                                                8,754,320
                                                                ---------
                Semiconductor - 4.03%
60,000          Applied Materials, Incorporated*                2,535,000
23,000          Broadcom Corporation*                           1,132,750
                                                                ---------
                                                                3,667,750
                                                                ---------

                Telecommunications - 4.86%
55,000          Qwest Communciations International, Inc.*       2,033,350
50,000          SBC Communications, Incorporated                2,385,000
                                                                ---------
                                                                4,418,350
                                                                ---------
                Telecommunications Equipment & Products - 2.94%
55,000          JDS Uniphase Corporation*                       1,471,250
65,000          Nortel Networks Corporation                     1,201,850
                                                                ---------
                                                                2,673,100
                                                                ---------

Total Common Stocks (Cost-$75,088,565)                        $ 81,716,553
                                                                ----------
Total Investments (Cost-$83,088,565)    98.65%                $ 89,716,553
                                                                ----------
Other Assets in Excess of Liabilities   1.35%                    1,227,020
                                                                ----------
Total Net Assets                        100.00%               $ 90,943,573
                                                                ----------

* Non-income producing security.

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)
------------------------------
SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO
------------------------------


Shares                                                          Value

                COMMON STOCKS - 91.41%

                Automotive Equipment & Manufacturing - 2.25%
25,000          BorgWarner, Incorporated                      $ 1,092,500
                                                                ---------

                Banks - 2.18%
21,000          Centura Banks, Incorporated                     1,058,610
                                                                ---------

                Biotechnology - 1.12%
13,000          Cambrex Corporation                               542,230
                                                                ---------

                Chemicals - 1.42%
75,000          RPM, Incorporated                                 691,500
                                                                ---------

                Construction - Cement & Aggregates - 2.20%
35,000          Lafarge Corporation                             1,067,500
                                                                ---------

                Containers & Packaging - 2.18%
37,000          AptarGroup, Incorporated                        1,061,900
                                                                ---------

                Diversified Manufacturing - 4.42%
50,000          Teleflex, Incorporated                          2,147,500
                                                                ---------

                Electrical Products- 6.74%
42,000          Baldor Electric Company                           882,000
50,000          Belden, Incorporated                            1,234,000
65,000          Cable Design Technologies*                      1,159,600
                                                                ---------
                                                                3,275,600
                                                                ---------

                Electronic Components- 6.71%
61,000          Bel Fuse, Incorporated, Class B                 1,883,375
23,000          Excel Technology, Incorporated*                   439,875
27,000          Technitrol, Incorporated                          940,950
                                                                ---------
                                                                3,264,200

                Electronic - Controls & Equipment - 1.23%
42,000          Artesyn Technologies, Incorporated*               595,875
                                                                ---------

                Energy & Utilities - 5.60%
56,000          NUI Corporation                                 1,542,800
43,000          Questar Corporation                             1,178,200
                                                                ---------
                                                                2,721,000
                                                                ---------
                Funeral Services - 0.48%
70,000          Stewart Enterprises, Incorporated, Class A        234,063
                                                                ---------
                Garden Products - 0.91%
10,000          Toro Company                                      444,000
                                                                ---------

                Household Products - 4.04%
58,000          Church & Dwight Company, Incorporated           1,267,880
22,000          Libbey, Incorporated                              696,300
                                                                ---------
                                                                1,964,180
                                                                ---------
                Insurance - Life & Health - 2.48%
40,000          Protective Life Corporation                     1,204,000
                                                                ---------

                Machinery - 4.70%
78,000          Albany International Corporation, Class A*      1,411,800
28,000          Kennametal, Incorporated                          872,200
                                                                ---------
                                                                2,284,000
                                                                ---------
                Manufacturing - 5.09%
47,000          ACT Manufacturing, Incorporated*                  816,625
46,000          CLARCOR, Incorporated                           1,127,000
41,000          Wolverine Tube, Incorporated*                     529,310
                                                                ---------
                                                                2,472,935
                                                                ---------
                Medical Products - 4.77%
38,000          DENTSPLY International, Incorporated            1,429,750
19,000          PolyMedica Corporation*                           736,250
6,000           West Pharmaceutical Services, Incorporated        150,600
                                                                ---------
                                                                2,316,600
                                                                ---------
                Music - 1.36%
38,900          Steinway Musical Instruments, Incorporated*       661,300
                                                                ---------
                Oil/Gas - 5.47%
20,600          Newfield Exploration Company*                     721,412
38,000          Piedmont Natural Gas Company                    1,218,660
37,000          Vintage Petroleum, Incorporated*                  721,130
                                                                ---------
                                                                2,661,202
                                                                ---------
                Oil Field Services - 2.12%
50,000          Oceaneering International, Incorporated*        1,030,000
                                                                ---------
                Restaurants - 5.54%
26,000          Applebee's International, Incorporated            796,250
10,000          Jack In The Box, Incorporated*                    298,200
60,000          Outback Steakhouse, Incorporated *              1,596,000
                                                                ---------
                                                                2,690,450
                                                                ---------
                Retail - 8.54%
65,000          Claire's Stores, Incorporated                   1,132,300
10,000          Footstar, Incorporated*                           440,300
163,000         ShopKo Stores, Incorporated*                    1,581,100
71,000          SUPERVALU, Incorporated                           996,130
                                                                ---------
                                                                4,149,830
                                                                ---------
                Scientific & Technical Instruments - 1.78%
23,000          Veeco Instruments, Incorporated*                  866,813
                                                                ---------
                Semiconductor Industry - 3.92%
26,000          Actel Corporation*                                526,500
48,900          ATMI, Incorporated*                               822,131
40,000          LTX Corporation                                   557,500
                                                                ---------
                                                                1,906,131
                                                                ---------
                Steel - 0.98%
120,000         Oregon Steel Mills, Incorporated*                 477,600
                                                                ---------
                Trucking - 3.18%
60,000          Arkansas Best Corporation*                      1,005,000
21,000          Roadway Express, Incorporated                     542,063
                                                                ---------
                                                                1,547,063
                                                                ---------

Total Common Stocks (Cost-$44,680,361)                         44,428,581
                                                               ----------

Principal
Amount                                                          Value
                Repurchase Agreement - 6.90%
                State Street Bank & Trust Company: 3.00%, dated 2/28/01, to be repurchased at $3,420,002 on 3/1/01, collateralized by $3,055,000
                U.S. Treasury Bond, 6.375% due 8/15/27

$3,351,000      (Cost-$3,351,000)                               3,351,000
                                                                ---------

Total Investments (Cost-$48,031,361)    98.31%                $47,779,581
                                                               ----------
Other Assets in Excess of Liabilities   1.69%                     824,190
                                                                ---------
Total Net Assets                        100.00%               $48,603,771
                                                               ----------


* Non-income producing security.

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)
------------------------------
SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO
------------------------------

Shares                                                          Value
                COMMON STOCKS - 99.33%

                FINLAND - 1.33%
                Telecommunications
17,000          Nokia Corporation, Sponsored ADR              $  374,000
                                                                 -------
                FRANCE - 11.43%
                Insurance - Multiple Line - 1.97%
8,900           AXA, Sponsored ADR                                554,470
                                                                ---------
                Oil/Gas - 2.03%
8,130           TotalFinaElf, Sponsored ADR                       573,246
                                                                ---------
                Pharmaceuticals - 4.47%
15,600          Aventis, Sponsored ADR                          1,259,856
                                                                ---------
                Telecommunications - 2.96%
11,400          Alcatel, Sponsored ADR                            441,408
6,500           France Telecom, Sponsored ADR                     393,250
                                                                ---------
                                                                  834,658
                                                                ---------
                GERMANY - 11.29%
                Banking - 3.05%
10,400          Deutsche Bank AG, Sponsored ADR                   860,745
                                                                ---------
                Computer Software - 2.54%
18,500          SAP AG, Sponsored ADR                             715,765
                                                                ---------
                Diversified Manufacturing Operations - 2.39%
5,800           Siemens AG, Unsponsored ADR*                      673,110
                                                                ---------
                Drugs/Medical Products - 1.55%
5,100           Roche Holdings Limited, Sponsored ADR             438,477
                                                                ---------
                Insurance - 1.76%
14,900          Allianz AG, Sponsored ADR                         496,170
                                                                ---------
                HONG KONG - 4.54%
                Closed End Funds - 2.39%
56,500          Ishares MSCI Hong Kong                            674,610
                                                                ---------
                Diversified Operations - 2.15%
10,201          Hutchison Whampoa Limited, Unsponsored ADR        604,896
                                                                ---------
                ITALY - 2.18%
                Banks
19,800          San Paolo - IMI S.P.A., Sponsored ADR             614,394
                                                                ---------
                JAPAN - 19.29%
                Audio/Video Products - 3.61%
                Matsushita Electric Industrial Company, Ltd.
27,000                 Sponsored ADR                              504,090
7,200           Sony Corporation, Sponsored ADR                   514,872
                                                                ---------
                                                                1,018,962
                                                                ---------
                Banking - 2.19%
61,331          Bank of Tokyo - Mitsubishi Limited, Sp. ADR       618,216
                                                                ---------
                Computer Software - 1.03%
33,000          Trend Micro, Incorporated, Sponsored ADR*         290,813
                                                                ---------
                Cosmetics/Toiletries - 2.53%
2,859           Kao Corporation, Unsponsored ADR                  714,196
                                                                ---------
                Finance - 1.62%
10,260          Orix Corporation, Sponsored ADR                   457,083
                                                                ---------
                Identification Sys/Development- 1.93%
4,500           Secom Limited,  Unsponsored ADR                   544,032
                                                                ---------
                Office Equipment - 1.96%
16,820          Canon, Incorporated, Sponsored ADR                551,191
                                                                ---------
                Retail - 2.24%
15,118          Seven-Eleven Japan, Limited, Unsponsored ADR      631,577
                                                                ---------
                Telecommunications - 2.18%
18,700          Nippon Telegraph & Telephone Corporation, ADR     615,230
                                                                ---------

                NETHERLANDS - 10.96%
                Banking - 2.82%
11,470          ING Groep N.V., Sponsored ADR                     796,018
                                                                ---------
                Electronics - 1.15%
9,914           Koninklijke Philips Electronics N.V.              323,593
                                                                ---------
                Multimedia - 4.68%
31,100          VNU N.V., Sponsored ADR                         1,318,438
                                                                ---------
                Transportation - 2.31%
27,500          TNT Post Groep N.V., Sponsored ADR                651,750
                                                                ---------
                SOUTH KOREA - 1.89%
                Telecommunication
17,815          Korea Telecom Corporation, Sponsored ADR          534,450
                                                                ---------
                SPAIN - 7.25%
                Banking - 3.47%
43,250          Banco Bilbao Vizcaya Argentaria, Sponsored ADR    639,235
32,840          Banco Santander Central Hispano, Sponsored ADR    340,551
                                                                ---------
                                                                  979,786
                                                                ---------
                Telecommunications - 3.78%
20,993          Telefonica, Sponsored ADR                       1,065,375
                                                                ---------
                SWITZERLAND - 4.95%
                Food Products - 3.35%
8,640           Nestle, Sponsored ADR                             945,304
                                                                ---------
                Human Services - 1.60%
5,800           Adecco, Sponsored ADR                             452,110
                                                                ---------
                UNITED KINGDOM - 24.22%
                Advertising - 1.93%
9,200           WPP Group PLC, Sponsored ADR                      542,800
                                                                ---------
                Banking - 2.53%
5,800           Barclays PLC, Sponsored ADR                       714,560
                                                                ---------
                Financial Services - 4.05%
17,180          HSBC Holdings PLC, Sponsored ADR                1,142,470
                                                                ---------
                Insurance - 2.10%
21,950          Prudential PLC, Sponsored ADR                     592,650
                                                                ---------
                Multimedia - 1.24%
3,800           Reuters Group PLC, Sponsored ADR                  350,550
                                                                ---------
                Oil/Gas - 2.40%
13,800          Shell Transport & Trading Company                 677,718
                                                                ---------
                Pharmaceuticals - 2.74%
13,950          GlaxoSmithKline PLC, Sponsored ADR*               771,575
                                                                ---------
                Telecommunications - 7.23%
40,175          Marconi PLC, Sponsored ADR                        544,853
54,720          Vodafone Group PLC, Sponsored ADR               1,494,403
                                                                ---------
                                                                2,039,257
                                                                ---------
Total Investments (Cost-$29,999,282)    99.33%                $28,014,100
                                                              -----------
Other Assets in Excess of Liabilities   0.67%                     189,574
                                                              -----------
Total Net Assets                        100.00%               $28,203,674
                                                              -----------

* Non-income producing security.

Summary of Abbreviations:
ADR - American Depository Receipt
PLC - Public Liability Company

See accompanying notes to financial statements.




February 28, 2001 (Unaudited)
---------------------------------
SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO
---------------------------------
Principal
Amount                                                          Value

                U.S. GOVERNMENT NOTES - 42.31%

                Federal Home Loan Mortgage Corp -  10.21%
$1,000,000      5.125% due 10/15/08                            $  971,720
1,035,190       Series 1369, Class G, 6.50% due 03/15/06        1,035,832
1,022,248       Series 1465, Class E, 6.50% due 09/15/06        1,022,248
103,268         Series 1822, Class C, 6.50% due 04/15/20          103,300
425,997         Series 1921, Class T, 7.25% due 04/15/24          429,588
155,031         Series 1980, Class C, 6.85% due 10/15/21          155,079
500,000         Series 2047, Class PB, 6.125% due 12/15/13        500,465
                                                                ---------
                                                                4,218,232
                                                                ---------
                Federal National Mortgage Association -  22.46%
8,000,000       6.00% due 05/15/08                              8,212,480
1,000,000       7.00% due 07/15/05                              1,068,440
                                                                ---------
                                                                9,280,920
                                                                ---------
                U.S. Treasury Notes - 9.64%
3,000,000       5.625% due 05/15/08                             3,123,750
800,000         6.75% due 03/15/05                                861,688
                                                                ---------
                                                                3,985,438
                                                                ---------
Total Cost U.S. Government Notes (Cost-$16,665,155)            17,484,590
                                                               ----------
                CORPORATE NOTES & BONDS - 47.49%

                Automotive - 3.48%
1,500,000       TRW, Incorporated, 6.05% due 01/15/05           1,436,805
                                                                ---------
                Chemicals - 3.68%
1,500,000       ICI Wilmington, 6.95% due 09/15/04              1,521,600
                                                                ---------
                Financial Services -  9.44%
1,000,000       Associates Corporation North America, 6.625%
                  due 06/15/05                                  1,032,400
                Bellsouth Savings & Security ESOT, MTN, Ser. A,
207,017           9.125% due 07/01/03                             222,851
                Bellsouth Savings & Security ESOP, MTN, Series A, 344,194
                  9.125% due 07/01/03                             359,084
750,000         BHP Finance USA Limited, 7.875% due 12/01/02      778,935
                Collateralized Mortgage Securities Corporation,
327,782           Series 1992-3,Class E, 8.00% due 11/20/20       327,372
                Copelco Capital Funding Corporation, Series 1999-B,
168,307           Class A3, 6.61% due 12/18/02                    169,505
                Ford Credit Auto Owner Trust, Series 1999D,
252,666           6.20% due 04/15/02                              252,982
                National Auto Finance, Series 1996-1, Class A,
72,059            6.33% due 12/21/02                               72,121
                Prime Credit Card Master Trust, Series 1996-1,
650,000           Class A, 6.70% due 07/15/04                     651,625
                Residential Asset Securitization Trust, Series
34,673            1997-A10, Class A1, 7.25% due 12/25/27           34,717
                                                                ---------
                                                                3,901,592
                                                                ---------
                Healthcare Services - 2.99%
1,200,000       Tenet Healthcare Corporation, 8.625%
                  due 12/01/03                                  1,236,000
                                                                ---------
                Insurance - 2.10%
825,000         Geico Corporation, 9.15% due 09/15/21             868,643
                                                                ---------
                Metals/Mining - 2.92%
1,200,000       Cyprus Minerals Company, 6.625% due 10/15/05    1,204,884
                                                                ---------
                Multimedia - 2.50%
1,000,000       Westinghouse Electric Corporation, 8.375%
                  due 06/15/02                                  1,033,470
                                                                ---------
                Oil/Gas - 0.69%
                Amoco Canada Petroleum Company Limited,
275,000           7.25% due 12/01/02                              284,411
                                                                ---------
                Pharmaceuticals -2.58%
1,000,000       American Home Products, 7.90% due 22/15/05      1,065,800
                                                                ---------
                Power/Utility - 9.67%
1,000,000       Detroit Edison Company, 7.50% due 02/01/05      1,050,680
1,000,000       Philadelphia Electric Company, 5.625% due
                  11/01/01                                      1,001,090
600,000         Public Service Electric & Gas Company, 8.875%
                  due 06/01/03                                    640,230
150,000         Public Service Electric & Gas Company, 7.875%
                  due 11/01/01                                    152,109
550,000         South Carolina Electric & Gas Company, 7.50%
                  due 06/15/05                                    584,485
700,000         Southern California Edison, 5.875% due 01/15/01   567,000
                                                                ---------
                                                                3,995,594
                                                                ---------
                Telecommunications -  1.25%
                Chesapeake and Potomac Telephone Company,
500,000           7.00% due 08/15/04                              517,565
                                                                ---------
                Transportation - 3.16%
1,300,000       Union Pacific Corporation, Series E, 6.12%
                  due 02/01/04                                  1,306,812
                                                                ---------
                Waste Disposal - 3.03%
500,000         WMX Technologies, 6.70% due 05/01/01              500,035
750,000         WMX Technologies, 7.125% due 06/15/01             749,513
                                                                ---------
                                                                1,249,548
                                                                ---------

Total Corporate Notes & Bonds (Cost-$19,616,339)              $19,622,724
                                                               ----------
Total Investments (Cost-$36,281,494)    89.80%                $37,107,314
                                                               ----------
Other Assets in Excess of Liabilities   10.20%                  4,216,507
                                                               ----------
Total Net Assets                        100.00%               $41,323,821
                                                               ----------

Summary of Abbreviations:
MTN - Medium Term Note


See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

-----------------------------
SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO
-----------------------------

Principal
Amount                                                          Value

                SHORT-TERM INVESTMENTS - 3.68%

                DELAWARE - 1.84%
                Power/Utility
                Delaware State Economic Development Authority
$100,000          Revenue, 3.55% due 10/01/17                  $100,000
                Delaware State Economic Development Authority
100,000           Revenue, 3.30% due 10/01/17                   100,000
                                                                -------
                                                                200,000
                                                                -------
                NEW YORK - 0.92%
                Education
                New York State Job Development Authority, Series B,
100,000           3.10% due 03/01/05                            100,000
                                                                -------
                TEXAS - 0.92%
                Health/Hospitals
100,000         North Central Texas Health Facilities, 3.20%
                  due 12/01/15                                  100,000
                                                                -------

Total Short-Term Investments (Cost-$400,000)                    400,000
                                                                -------

                MUNICIPAL BONDS - 94.35%

                ARIZONA - 4.27%
                Education
                Sedona Arizona Wastewater Municipal Property,
500,000           4.75% due 07/01/27                            463,700
                                                                -------
                CALIFORNIA - 8.18%
                Education - 2.90%
                California State Public Works Board Lease Revenue,
50,000            6.00% due 09/01/15                            55,062
                California State Public Works Board Lease Revenue,
250,000           5.375% due 10/01/17                           260,013
                                                                -------
                                                                315,075
                                                                -------
                Housing - 3.44%
                California Housing Finance Agency, Single
365,000           Family Mortgage, Series A, Class I, 5.30%
                  due 08/01/18                                  373,318
                                                                -------
                Turnpike/Toll - 1.84%
200,000         Foothill/Eastern Corridor Agency, 5.75%
                  due 01/15/40                                  199,676
                                                                -------
                COLORADO - 1.48%
                Health/Hospitals
150,000         Denver, Colorado City & County Revenue,
                  6.00% due 10/01/15                            160,364
                                                                -------
                FLORIDA - 0.35%
                Education
35,000          Dade County, Florida School Board, Series A,
                  5.75% due 05/01/12                             37,538
                                                                -------
                GEORGIA - 4.23%
                Education - 2.16%
215,000         Jackson County, Georgia School District,
                  6.00% due 07/01/14                            234,630
                                                                -------
                General Obligation - 2.07%
200,000         Georgia State, Series B, 6.25% due 04/01/07     224,452
                                                                -------
                HAWAII - 4.42%
                General Obligation
505,000         Hawaii State, Series CR, 4.75% due 04/01/18     480,548
                                                                -------
                ILLINOIS - 4.48%
                Health/Hospitals
500,000         Illinois Health Facilities Authority Revenue,
                  5.00% due 11/15/18                            486,220
                                                                -------
                IOWA - 0.49%
                Water/Sewer
50,000          West Des Moines, Iowa Water Revenue, 6.80%
                  due 12/01/13                                   52,824
                                                                -------

                KENTUCKY - 0.96%
                Turnpike/Toll
                Kentucky State Turnpike Authority Economic
100,000           Development, 5.625% due 07/01/15              104,680
                                                                -------
                LOUISIANA - 1.47%
                General Obligation
150,000         New Orleans, Louisiana, 6.125% due 10/01/16     159,366
                                                                -------
                MARYLAND - 2.96%
                Resource Recovery
                Maryland State Energy Financing Administration,
300,000           Solid Waste, Disposal Revenue, 6.30%
                  due 12/01/10                                  321,141
                                                                -------
                MISSOURI - 0.33%
                Housing
                Missouri State Housing Development
                  Commission Mortgage Revenue, 6.90%
35,000            due 07/01/18                                   36,075
                                                                -------
                NEBRASKA - 0.40%
                Power/Utility
                Omaha, Nebraska Public Power Distribution
40,000            Electric Revenue,Ser C, 5.50% due 02/01/14     43,318
                                                                -------
                NEVADA - 1.45%
                Housing
                Nevada Housing Division Single Family, Series A-1,
150,000           6.15% due 04/01/17                            157,791
                                                                -------
                NEW YORK - 9.18%
                Education - 1.27%
125,000         New York State Dormitory Authority Revenue,
                  5.75% due 07/01/09                            138,138
                                                                -------
                General Obligation - 6.79%
200,000         New York, New York, Series A, 6.50% due 07/15/06
                                                                224,082
                New York, New York, Transitional Finance Authority,
500,000           5.375% due 02/15/18                           513,540
                                                                -------
                                                                737,622
                                                                -------
                Housing - 0.73%
                New York State Mortgage Agency Revenue, Series 54,
75,000            6.10% due 10/01/15                             79,513
                                                                -------
                Pollution Control - 0.39%
                New York State Environmental Facilities Pollution Revenue,
40,000            5.875% due 06/15/14                            42,375
                                                                -------
                NORTH DAKOTA - 5.77%
                Housing
245,000         North Dakota State Housing Finance Agency,
                  Series A, 5.25% due 07/01/18                  241,418
380,000         North Dakota State Housing Finance Agency,
                  Series C, 5.50% due 07/01/18                  386,072
                                                                -------
                                                                627,491
                                                                -------
                OHIO - 5.06%
                General Obligation - 4.52%
500,000         Akron, Ohio, 5.00% due 12/01/18                 491,300
                                                                -------
                Health/Hospitals - 0.54%
50,000          Lorain County, Ohio, Hospital Revenue, 7.75%
                  due 11/01/13                                   58,376
                                                                -------
                PENNSYLVANIA - 1.22%
                Tax Allocation - 0.72%
                Philadelphia, Pennsylvania Municipal Authority Revenue,
75,000            5.625% due 11/15/14                            77,865
                                                                -------
                Water/Sewer - 0.50%
                Pittsburgh, Pennsylvania Water & Sewer Authority
50,000            System Revenue, Series B, 5.60% due 09/15/15   53,847
                                                                -------
                PUERTO RICO - 0.64%
                Power/Utility
65,000          Puerto Rico Electric Power Authority, 6.00%
                  due 07/01/15                                   69,634
                                                                -------
                SOUTH CAROLINA - 6.83%
                Health/Hospitals - 2.30%
                Spartanburg County, South Carolina Health
250,000           Services, Series B, 5.125% due 04/15/17       250,205
                                                                -------
                Power/Utility - 4.53%
                Piedmont Municipal Power Agency South Carolina
500,000           Electric Revenue, Ser A, 5.00% due 01/01/18   491,590
                                                                -------
                TEXAS - 9.51%
                Education - 6.17%
250,000         Houston, Texas Independent School District,
                  Series A, 5.00% due 2/15/24                   240,905
400,000         Texas State University System Revenue, 5.375%
                  due 03/15/09                                  429,264
                                                                -------
                                                                670,169
                                                                -------
                General Obligation - 0.95%
75,000          Houston , Texas, Series C, 5.25% due 04/01/14    76,209
25,000          San Antonio, Texas Certificates of Obligation,
                  6.625% due 08/01/14                            27,348
                                                                -------
                                                                103,557
                                                                -------
                Housing - 1.92%
200,000         Texas State Veterans Housing Assistance,
                Series B, 5.75% due 12/01/13                    208,930
                                                                -------
                Power/Utility - 0.47%
50,000          Brazos River Authority Texas Revenue, 5.80%
                  due 08/01/15                                   50,665
                                                                -------
                UTAH - 3.54%
                General Obligation
400,000         Clearfield County, Utah, 5.00% due 02/01/23     384,532
                                                                -------
                VIRGINIA - 2.84%
                Housing
                Virginia State Housing Development Authority,
300,000         Series B, 5.40% due 01/01/15                    308,397
                                                                -------
                WASHINGTON - 2.75%
                Education - 2.42%
250,000         Spokane County, Washington School District,
                  Series A, 5.45% due 06/01/13                  262,308
                                                                -------
                Power/Utility - 0.33%
                Seattle, Washington Municipal Light & Power
35,000            Revenue, Series A, 5.75% due 08/01/11          36,204
                                                                -------
                WASHINGTON D.C. - 2.08%
                Public Facilities
                Washington, D.C. Convention Center Authority Dedicated Tax,
250,000           Revenue, Senior Lien, 4.75% due 10/01/28      225,953
                                                                -------
                WISCONSIN - 9.22%
                Health/Hospitals - 6.36%
                Wisconsin State Health & Educational Facilities
400,000           Authority Revenue, Ser A, 5.25% due 08/15/19  396,724
                Wisconsin State Health & Educational Facilities
300,000           Authority Revenue, 5.25% due 08/15/27         293,571
                                                                -------
                                                                690,295
                                                                -------
                Housing - 2.86%
                Wisconsin Housing & Economic Development
300,000           Authority, Series F, 6.20% due 03/01/27       310,611
                                                                -------
                WYOMING - 0.24%
                Housing
                Wyoming Community Development Authority
25,000          Housing Revenue, 6.65% due 12/01/06              25,828
                                                                -------

Total Municipal Bonds (Cost-$10,053,857)                    $10,246,116
                                                             ----------
Total Investments (Cost-$10,453,857)            98.03%      $10,646,116
                                                             ----------
Other Assets in Excess of Liabilities           1.97%           214,485
                                                             ----------
Total Net Assets                                100.00%     $10,860,601
                                                             ----------

Summary of Abbreviations:
FRN - Floating Rate Note


See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

--------------------------------------
SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------

Principal
Amount                                                          Value

                U.S. GOVERNMENT NOTES - 97.98%

                Federal Farm Credit Bank Discount Notes - 11.27%
1,365,000         6.33% due 3/05/01                             1,364,040
24,000            5.53% due 3/12/01                                23,959
3,234,000         6.33% due 3/12/01                             3,227,745
45,000            6.10% due 3/13/01                                44,909
27,000            5.23% due 6/01/01                                26,639
16,000            5.25% due 6/01/01                                15,785
105,000           4.55% due 11/19/01                              101,510
                                                                ---------
                Total Federal Farm Credit Bank (Cost-$4,804,587)
                                                                4,804,587
                                                                ---------
                Federal Home Loan Bank Discount Notes - 17.54%
1,036,000         5.50% due 3/28/01                             1,031,726
865,000           6.28% due 4/16/01                               858,059
415,000           6.30% due 4/16/01                               411,659
1,179,000         5.20% due 4/25/01                             1,169,634
2,202,000         5.65% due 6/27/01                             2,161,220
977,000           5.08% due 7/11/01                               958,802
903,000           5.05% due 7/12/01                               886,153
                Total Federal Home Loan Bank Discount Notes
                (Cost-$7,477,253)                               ---------
                                                                7,477,253
                                                                ---------

                Federal Home Loan Mortgage Discount Notes - 6.43%
102,000           6.15% due 3/22/01                               101,634
2,460,000         5.25% due 4/06/01                             2,447,085
56,000            5.30% due 4/06/01                                55,703
139,000           4.88% due 7/20/01                               136,343
                Total Federal Home Loan Mortgage Discount Notes
                (Cost-$2,740,765)                               ---------
                                                                2,740,765
                                                                ---------

                Federal Home Loan Mortgage Reference Notes - 0.09%
39,000            4.94% due 8/16/01                                38,101
                Total Federal Home Loan Mortgage Reference Notes
                (Cost-$38,101)                                  ---------
                                                                   38,101
                                                                ---------

                Federal Home Loan Mortgage Medium Term Notes -2.35%
1,000,000         6.86% due 7/24/01                             1,000,060
                Total Federal Home Loan Mortgage Medium Term Notes
                (Cost-$1,000,060)                               ---------
                                                                1,000,060
                                                                ---------
                Federal National Mortgage Association - 60.30%
5,930,000         6.27% due 3/01/01                             5,930,000
92,000            6.30% due 3/01/01                                92,000
1,289,000         6.34% due 3/01/01                             1,289,000
84,000            6.36% due 3/01/01                                84,000
155,000           5.35% due 3/09/01                               154,816
4,814,000         6.20% due 3/15/01                             4,802,393
639,000           6.33% due 3/22/01                               636,640
1,068,000         6.28% due 4/12/01                             1,060,175
80,000            6.29% due 4/16/01                                79,357
72,000            6.30% due 4/16/01                                71,420
423,000           5.28% due 4/19/01                               419,960
90,000            5.34% due 4/26/01                                89,252
2,844,000         5.13% due 5/03/01                             2,818,468
310,000           6.01% due 5/18/01                               305,963
429,000           5.14% due 5/24/01                               423,855
1,152,000         5.82% due 6/21/01                             1,131,141
95,000            5.07% due 7/05/01                                93,314
1,020,000         4.97% due 7/26/01                             1,000,145
605,000           4.92% due 7/26/01                               592,846
227,000           4.95% due 7/26/01                               222,412
965,000           4.93% due 8/02/01                               944,649
193,000           4.87% due 8/23/01                               188,431
2,050,000         4.95% due 9/25/01                             1,991,370
288,000           4.82% due 11/30/01                              277,435
1,048,000         4.77% due 1/25/02                             1,002,176
                Total Federal National Mortgage Association
                (Cost-$25,701,218)                              ----------
                                                                25,701,218
                                                                ----------

Total Investments (Cost-$41,761,984)            97.98%         $41,761,984
                                                                ----------
Other Assets in Excess of Liabilities           2.02%              860,166
                                                                ----------
Total Net Assets                                100.00%        $42,622,150
                                                                ----------

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

---------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------


                                        Large                   Large
                                        Capitalization          Capitalization
                                        Value                   Growth
                                        Portfolio               Portfolio
                                        ---------------         --------------
Assets
 Investments, (including repurchase
 agreements of $0, $0, $3,351,000, $0,
 $0, $0, $0, respectively; note 1f),
 at value cost-$77,562,003; $83,088,565;
 $48,031,361; $29,999,282; $36,281,494;
 $10,453,857; $41,761,984, respectively;
 note 1a)                               $87,392,690             $89,716,553
Cash                                    567                     1,109,682
Receivable for shares of beneficial
 interest sold                          226,846                 207,071
Receivable for investments sold         -                       -
Interest receivable                     -                       2,455
Dividends receivable                    164,008                 53,435
Foreign taxes receivable                -                       -
Prepaid expenses and other assets       317,493                 371,971
                                        ----------              ----------
  Total Assets                          88,101,604              91,461,167
                                        ----------              ----------
Liabilities
 Payable to manager                     44,357                  50,714
 Administration fee payable             7,208                   8,263
 Payable for shares of beneficial
   interest redeemed                    155,486                 458,617
 Payable for investments purchased      578,954                 -
 Other payables and accrued expenses    -                       -
                                        ----------              ----------
       Total Liabilities                786,005                 517,594
                                        ----------              ----------
Net Assets
 Shares of beneficial interest at
   par value                            43,520                  49,651
 Paid-in-surplus                        76,705,316              83,582,769
 Accumulated undistributed net
   investment income (loss)             58,672                  (221,240)
 Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions                         677,404                 904,405
 Net unrealized appreciation
   (depreciation) on investments        9,830,687               6,627,988
                                        -----------             -----------
      Total Net Assets                  $87,315,599             $90,943,573
                                        ===========             ===========
Net Asset Value per Share
 Class I
 -------
 Net Assets                             $81,868,079             $84,934,322
 Shares of beneficial interest
   outstanding                          4,075,728               4,629,282
 Net asset value and offering price per -----------             -----------
    Share                               $20.09                  $18.35
                                        ===========             ===========
Net Asset Value per Share
 Class B
 -------
 Net Assets                             $1,561,650              $1,869,354
 Shares of beneficial interest
   outstanding                          79,257                  104,564
 Net asset value and offering price per ----------              ----------
     Share                              $19.70                  $17.88
                                        ==========              ==========
Net Asset Value per Share
 Class C
 -------
 Net Assets                             $3,885,870              $4,139,897
 Shares of beneficial interest
   outstanding                          196,965                 231,141
 Net asset value and offering price per ----------              ----------
     Share                              $19.73                  $17.91
                                        ==========              ==========

See accompanying notes to financial statements.


February 28, 2001 (Unaudited)

---------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------

                                        Small                   International
                                        Capitalization          Equity
                                        Portfolio               Portfolio
                                        --------------          -------------
Assets
 Investments, (including repurchase
 agreements of $0, $0, $3,351,000, $0,
 $0, $0, $0, respectively; note 1f), at
 value cost-$77,562,003; $83,088,565;
 $48,031,361; $29,999,282; $36,281,494;
 $10,453,857; $41,761,984, respectively;
 note 1a)                               $47,779,581             $28,014,100
Cash                                    1,151                   -
 Receivable for shares of beneficial
   interest sold                        40,293                  61,457
 Receivable for investments sold        2,063,881               -
 Interest receivable                    279                     -
 Dividends receivable                   62,308                  43,839
 Foreign taxes receivable               -                       40,237
 Prepaid expenses and other assets      49,400                  126,809
                                        ------------            ------------
   Total Assets                         49,996,893              28,286,442

Liabilities
 Payable to manager                     25,128                  17,828
 Administration fee payable             3,997                   2,488
 Payable for shares of beneficial
   interest redeemed                    70,019                  62,452
 Payable for investments purchased      1,293,978               -
 Other payables and accrued expenses    -                       -
   Total Liabilities                    ---------               ----------
                                        1,393,122               82,768
                                        ---------               ----------
Net Assets
 Shares of beneficial interest at par
   value                                41,805                  25,746
 Paid-in-surplus                        44,687,752              25,548,688
 Accumulated undistributed net
   investment income (loss)             (61,958)                (135,258)
 Accumulated net realized gain (loss)
   on investments and foreign currency
    transactions                        4,187,952               749,680
 Net unrealized appreciation
   (depreciation) on investments        (251,780)               (1,985,182)
                                        -----------             -----------
     Total Net Assets                   $48,603,771             $28,203,674
                                        ===========             ===========
Net Asset Value per Share
 Class I
 -------
 Net Assets                             $46,908,828             $26,741,944
 Shares of beneficial interest
   outstanding                          4,031,811               2,438,297
 Net asset value and offering price per
    Share                               -----------             -----------
                                        $11.63                  $10.97
                                        ===========             ===========
Net Asset Value per Share
 Class B
 -------
 Net Assets                             $436,054                $364,164
 Shares of beneficial interest
   outstanding                          38,304                  33,898
 Net asset value and offering price per
     Share                              ------------            -----------
                                        $11.38                  $10.74
Net Asset Value per Share               ============            ===========
 Class C
 -------
 Net Assets                             $1,258,889              $1,097,566
 Shares of beneficial interest
   outstanding                          110,307                 102,253
 Net asset value and offering price per
     Share                              ----------              -----------
                                        $11.41                  $10.73
                                        ==========              ===========

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

---------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------
                                                                     U.S.
                                                                     Government
                                        Investment     Municipal     Money
                                        Quality Bond   Bond          Market
                                        Portfolio      Portfolio     Portfolio
                                        ------------   -----------   ----------

Assets
 Investments, (including repurchase
 agreements of $0, $0, $3,351,000, $0,
 $0, $0, $0, respectively; note 1f), at
 value cost-$77,562,003; $83,088,565;
 $48,031,361; $29,999,282; $36,281,494;
 $10,453,857; $41,761,984, respectively;
 note 1a)                               $37,107,314    $10,646,116   $41,761,984
Cash                                    3,778,062      34,984        580
 Receivable for shares of beneficial
   interest sold                        67,956         35,795        1,096,324
 Receivable for investments sold        -              -             -
 Interest receivable                    573,982        134,103       7,051
 Dividends receivable                   -              -             -
 Foreign taxes receivable               -              -             -
 Prepaid expenses and other assets      34,829         28,550        59,792
       Total Assets                     -----------    -----------   -----------
                                        41,562,143     10,879,548    42,925,731
                                        -----------    -----------   -----------
Liabilities
 Payable to manager                     17,056         4,484         14,944
 Administration fee payable             3,235          837           3,275
 Payable for shares of beneficial
   interest redeemed                    218,031        -             285,362
 Payable for investments purchased      -              -             -
 Other payables and accrued expenses    -              13,626        -
       Total Liabilities                -----------    -----------   -----------
                                        238,322        18,947        303,581
                                        -----------    -----------   -----------
Net Assets
 Shares of beneficial interest at par
   value                                40,120         10,397        207,449
 Paid-in-surplus                        40,908,900     10,740,586    42,408,559
 Accumulated undistributed net
   investment income (loss)             1,895          2,043         1,895
 Accumulated net realized gain (loss)
   on investments and foreign currency
    transactions                        (452,914)      (84,684)      4,247
 Net unrealized appreciation
   (depreciation) on investments        825,820        192,259       -
                                        -----------    ----------    -----------
       Total Net Assets                 $41,323,821    $10,860,601   $42,622,150
                                        ===========    ==========    ===========

Net Asset Value per Share
 Class I
 -------
 Net Assets                             $39,411,970    $10,586,969   $40,819,262
 Shares of beneficial interest
    outstanding                         3,826,407      1,013,539     40,815,408
 Net asset value and offering price     -----------    -----------   -----------
    per Share                           $10.30         $10.45        $1.00
                                        ===========    ===========   ===========
Net Asset Value per Share
 Class B
 -------
 Net Assets                             $158,708       $17,082       $131,809
  Shares of beneficial interest
   outstanding                          15,423         1,634         131,792
  Net asset value and offering price    ----------     -----------   -----------
   per Share                            $10.29         $10.46        $1.00
                                        ==========     ===========   ===========
Net Asset Value per Share
 Class C
 -------
 Net Assets                             $1,753,143     $256,550      $1,671,079
 Shares of beneficial interest
   outstanding                          170,105        24,564        1,670,703
 Net asset value and offering price     ----------     ----------    -----------
   per Share                            $10.31         $10.44        $1.00
                                        ==========     ==========    ===========

See accompanying notes to financial statements.


Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------


                                        Large                   Large
                                        Capitalization          Capitalization
                                        Value                   Growth
                                        Portfolio               Portfolio
                                        ---------------         --------------
Investment Income
 Dividends                              $625,472(1)             $313,058(1)
 Interest                               80,321                  57,613
                                        -----------             -----------
   Total investment income              705,793                 370,671
                                        -----------             -----------
Operating Expenses
 Management fees (notes 2a, 2e)         272,387                 389,502
 Administration fees (note 2c)          25,340                  39,820
 Transfer and dividend disbursing
 agent fees                             45,250                  63,350
 Custodian fees (note 2a)               25,805                  40,800
 Registration fees                      15,168                  11,881
 Professional  fees                     16,167                  17,072
 Reports and notices to
  shareholders                          5,430                   11,808
 Trustees' fees                         1,810                   9,224
 Distribution & service fees
   (note 2d)
     Class B                            7,227                   11,684
     Class C                            18,769                  28,311
 Miscellaneous                          2,042                   3,010
                                        -----------             ----------
   Total operating expenses             435,395                 626,462
                                        -----------             ----------
     Less: Management fees waived
        and/or expenses assumed
        (note 2a)                       -                       -
          Expense offset
          arrangement (note 2a)         (465)                   (32,655)
                                        -----------             -----------
     Net operating expenses             434,930                 593,807
                                        -----------             -----------
     Net investment income (loss)       270,863                 (223,136)
                                        -----------             -----------
Realized and Unrealized
Gain(Loss) on Investments-Net
 Net realized gain (loss) on
  securities                            2,119,494               1,965,675

 Net change in unrealized
   Appreciation (depreciation) on
   investments                          7,081,032               (57,902,326)
                                        ----------              ------------
 Net realized gain (loss) and change
   in unrealized appreciation
   (depreciation) on investments        9,200,526               (55,936,651)

  Net increase (decrease) in net
   assets resulting from operations     $9,471,389              ($56,159,787)
                                        ===========             =============

     (1) Net of foreign withholding taxes of $1,816, $90 and $4,715 for Large Capitalization Value, Large Capitalization Growth and International Equity, respectively.

See accompanying notes to financial statements.


Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------

                                        Small                   International
                                        Capitalization          Equity
                                        Portfolio               Portfolio
                                        --------------          -------------
Investment Income
 Dividends                              $174,544                $58,811(1)
 Interest                               62,877                  -
                                        --------------          -------------
    Total investment income             237,421                 58,811
                                        --------------          -------------
Operating Expenses
 Management fees (notes 2a, 2e)         152,047                 127,002
 Administration fees (note 2c)          12,670                  9,050
 Transfer and dividend disbursing
 agent fees                             27,150                  24,435
 Custodian fees (note 2a)               51,438                  28,743
 Registration fees                      12,040                  10,315
 Professional  fees                     14,357                  11,642
 Reports and notices to
  shareholders                          6,538                   2,500
 Trustees' fees                         4,983                   744
 Distribution & service fees
   (note 2d)
     Class B                            2,078                   1,980
     Class C                            7,368                   6,676
 Miscellaneous                          2,007                   1,117
                                        -------------           -------------
   Total operating expenses             292,676                 224,204
                                        -------------           -------------
     Less: Management fees waived
        and/or expenses assumed
        (note 2a)                       -                       -
          Expense offset
          arrangement (note 2a)         (758)                   (26,933)
                                        -------------           -------------
     Net operating expenses             291,918                 197,271
                                        -------------           -------------
     Net investment income (loss)       (54,497)                (138,460)
                                        -------------           -------------
Realized and Unrealized
Gain(Loss) on Investments-Net
 Net realized gain (loss) on
  securities                            6,388,461               749,679

 Net change in unrealized
   Appreciation (depreciation) on
   investments                          (6,481,744)             (9,369,171)
                                        -------------           ------------
 Net realized gain (loss) and change
   in unrealized appreciation
   (depreciation) on investments        (93,283)                (8,619,492)

  Net increase (decrease) in net
   assets resulting from operations     ($147,780)              ($8,757,952)
                                        =============           ============


     (1) Net of foreign withholding taxes of $1,816, $90 and $4,715 for Large Capitalization Value, Large Capitalization Growth and International Equity, respectively.

See accompanying notes to financial statements.


Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------


                                                                U.S.
                                Investment                      Government
                                Quality         Municipal       Money
                                Bond            Bond            Market
                                Portfolio       Portfolio       Portfolio
                                ------------    -----------     ------------

Investment Income
 Dividends                      -               -               -
 Interest                       1,167,918       274,898         1,296,933
                                ------------    -----------     ------------
    Total investment income     1,167,918       274,898         1,296,933
                                ------------    -----------     ------------
Operating Expenses
 Management fees (notes 2a, 2e) 101,429         28,030          96,129
 Administration fees (note 2c)  14,480          4,525           18,100
 Transfer and dividend disbursing
 agent fees                     34,390          9,050           36,200
 Custodian fees (note 2a)       50,180          30,163          27,434
 Registration fees              10,661          9,119           13,461
 Professional  fees             12,185          8,927           13,452
 Reports and notices to
  shareholders                  5,430           -               6,536
 Trustees' fees                 3,776           744             4,983
 Distribution & service fees
   (note 2d)
     Class B                    612             82              551
     Class C                    8,026           799             5,259
 Miscellaneous                  1,091           362             1,584
                                ----------      -----------     -----------
   Total operating expenses     242,260         91,801          223,689
     Less: Management fees waived
        and/or expenses assumed
        (note 2a)               -               (28,686)        (1,243)
          Expense offset
          arrangement (note 2a) (28,460)        (1,203)         (284)
                                ----------      -----------     -----------
     Net operating expenses     213,800         61,912          222,162
                                ----------      -----------     -----------
     Net investment income
     (loss)                     954,118         212,986         1,074,771
                                ----------      -----------     -----------
Realized and Unrealized
Gain(Loss) on Investments-Net
 Net realized gain (loss) on
  securities                    223,411         20,178          11,201

 Net change in unrealized
   Appreciation (depreciation)
   on investments               1,293,499       336,357         -
                                ----------      -----------     -----------
 Net realized gain (loss) and
   change in unrealized
   appreciation (depreciation)
   on investments               1,516,910       356,535         11,201

  Net increase (decrease) in net
   assets resulting from
   operations                   $2,471,028      $569,521        $1,085,972
                                ==========      ===========     ===========


See accompanying notes to financial statements.



Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------
                                                Large Capitalization Value
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ 270,863    $   518,044
 Net realized gain(loss) on investments         2,119,494      3,958,562
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 7,081,032     (4,982,517)
 Net increase (decrease) in net assets
  resulting from operations                     9,471,389       (505,911)

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (464,549)       (658,178)
  Class B                                       (8,907)         (2,492)
  Class C                                       (23,070)        (20,810)
 Net realized gain
  Class I                                       (1,882,532)     (7,097,607)
  Class B                                       (36,095)        (26,868)
  Class C                                       (93,487)        (224,407)
 Total dividends and distributions
  to shareholders                               (2,508,640)     (8,030,362)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       17,127,324      27,751,163
  Class B                                       184,300         1,144,739
  Class C                                       534,948         3,704,069
 Reinvestment of dividends and distributions
  Class I                                       2,323,079       7,680,907
  Class B                                       44,156          27,162
  Class C                                       114,323         238,806
 Cost of shares sold
  Class I                                       (19,651,063)    (30,085,894)
  Class B                                       (58,819)        (45,282)
  Class C                                       (570,652)       (1,367,705)
 Net increase in net assets from share
  transactions of beneficial interest           47,596          9,047,965
                                                ----------      ----------
  Total increase(decrease) in net assets        7,010,345       511,692

Net Assets
 Beginning of period                            80,305,254      79,793,562
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $87,315,599     $80,305,254
                                                -----------     -----------
See accompanying notes to financial statements.

                                                Large Capitalization Growth
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ (223,136)    $ (541,515)
 Net realized gain(loss) on investments         1,965,675       13,895,002
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 (57,902,326)    24,523,425
 Net increase (decrease) in net assets
  resulting from operations                     (56,159,787)    37,876,912

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                                -             -
  Class B                                                -             -
  Class C                                                -             -
 Net realized gain
  Class I                                       (13,255,670)     (7,263,382)
  Class B                                       (290,194)        (21,967)
  Class C                                       (704,533)        (232,902)
 Total dividends and distributions
  to shareholders                               (14,250,397)     (7,518,251)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       21,034,312      49,262,429
  Class B                                       234,802         2,491,683
  Class C                                       856,424         6,128,643
 Reinvestment of dividends and distributions
  Class I                                       13,093,104      7,192,591
  Class B                                       283,553         20,096
  Class C                                       675,111         225,959
 Cost of shares sold
  Class I                                       (26,143,202)    (58,690,995)
  Class B                                       (50,734)        (125,520)
  Class C                                       (1,047,398)     (2,443,898)
 Net increase in net assets from share
  transactions of beneficial interest           8,935,972       4,060,988
                                                ----------      ----------
  Total increase(decrease) in net assets        (61,474,212)    34,419,649

Net Assets
 Beginning of period                            152,417,785     117,998,136
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $90,943,573     $152,417,785
                                                -----------     -----------
See accompanying notes to financial statements.


                                                    Small Capitalization
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ (54,497)      $ (163,297)
 Net realized gain(loss) on investments         6,388,461       3,281,321
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 (6,481,744)     8,442,326
 Net increase (decrease) in net assets
  resulting from operations                     (147,780)       11,560,350

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                                -             -
  Class B                                                -             -
  Class C                                                -             -
 Net realized gain
  Class I                                       (4,261,420)     (477,007)
  Class B                                       (40,638)        (1,052)
  Class C                                       (150,891)       (10,630)
 Total dividends and distributions
  to shareholders                               (4,452,949)     (488,689)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       5,402,263       10,645,993
  Class B                                       29,047          330,613
  Class C                                       126,681         1,681,162
 Reinvestment of dividends and distributions
  Class I                                       4,227,762       474,540
  Class B                                       40,092          1,005
  Class C                                       150,709         10,629
 Cost of shares sold
  Class I                                       (6,617,332)     (11,731,700)
  Class B                                       (26,960)        (15,240)
  Class C                                       (531,629)       (597,010)
 Net increase in net assets from share
  transactions of beneficial interest           2,800,633       799,992
                                                ----------      ----------
  Total increase(decrease) in net assets        (1,800,096)     11,871,653

Net Assets
 Beginning of period                            50,403,867      38,532,214
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $48,603,771     $50,403,867
                                                -----------     -----------
See accompanying notes to financial statements.



Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------
                                                    International Equity
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ (138,460)     $ (34,439)
 Net realized gain(loss) on investments         749,679         3,040,350
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 (9,369,171)     3,434,380
 Net increase (decrease) in net assets
  resulting from operations                     (8,757,952)     6,440,291

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                                -      (178,106)
  Class B                                                -      (520)
  Class C                                                -      (2,430)
 Net realized gain
  Class I                                       (2,840,645)     (426,623)
  Class B                                       (38,164)        (1,245)
  Class C                                       (127,101)       (5,821)
 Total dividends and distributions
  to shareholders                               (3,005,910)     (614,745)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       45,819,400      14,990,360
  Class B                                       59,056          346,653
  Class C                                       200,978         1,378,461
 Reinvestment of dividends and distributions
  Class I                                       2,807,717       600,053
  Class B                                       38,082          1,763
  Class C                                       126,828         8,249
 Cost of shares sold
  Class I                                       (46,625,693)    (14,230,516)
  Class B                                       (11,082)        (5,745)
  Class C                                       (289,043)       (263,327)
 Net increase in net assets from share
  transactions of beneficial interest           2,126,244       2,825,951
                                                ----------      ----------
  Total increase(decrease) in net assets        (9,637,618)     8,651,497

Net Assets
 Beginning of period                            37,841,292      29,189,795
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $28,203,674     $37,841,292
                                                -----------     -----------
See accompanying notes to financial statements.

                                                   Investment Quality Bond
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $954,118        $2,060,292
 Net realized gain(loss) on investments         223,411         (651,960)
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 1,293,499       614,883
 Net increase (decrease) in net assets
  resulting from operations                     2,471,028       2,023,215

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (915,930)       (2,012,045)
  Class B                                       (2,710)         (4,312)
  Class C                                       (35,479)        (43,936)
 Net realized gain
  Class I                                             -               -
  Class B                                             -               -
  Class C                                             -               -
 Total dividends and distributions
  to shareholders                               (954,119)       (2,060,293)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       34,500,896      11,618,769
  Class B                                       38,770          70,053
  Class C                                       516,958         1,379,097
 Reinvestment of dividends and distributions
  Class I                                       867,105         1,946,877
  Class B                                       2,593           4,164
  Class C                                       33,603          40,569
 Cost of shares sold
  Class I                                       (30,599,402)    (21,390,237)
  Class B                                       (12,555)        (14,110)
  Class C                                       (225,651)       (651,854)
 Net increase in net assets from share
  transactions of beneficial interest           5,122,317       (6,696,672)
                                                ----------      ----------
  Total increase(decrease) in net assets        6,639,226       (6,733,750)

Net Assets
 Beginning of period                            34,684,595      41,418,345
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $41,323,821     $34,684,595
                                                -----------     -----------
See accompanying notes to financial statements.

                                                       Municipal Bond
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $212,986        $450,879
 Net realized gain(loss) on investments         20,178          (104,862)
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 336,357         200,242
 Net increase (decrease) in net assets
  resulting from operations                     569,521         546,259

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (210,228)       (448,029)
  Class B                                       (264)           (382)
  Class C                                       (2,496)         (2,471)
 Net realized gain
  Class I                                             -         (62,225)
  Class B                                             -         (48)
  Class C                                             -         (365)
 Total dividends and distributions
  to shareholders                               (212,988)       (513,520)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       1,047,370       1,689,751
  Class B                                             -         26,343
  Class C                                       160,027         73,956
 Reinvestment of dividends and distributions
  Class I                                       207,672         502,497
  Class B                                       263             399
  Class C                                       2,143           2,841
 Cost of shares sold
  Class I                                       (1,040,865)     (3,757,336)
  Class B                                       (16)            (18,707)
  Class C                                       (23,343)        (3,805)
 Net increase in net assets from share
  transactions of beneficial interest           353,251         (1,484,061)
                                                ----------      ----------
  Total increase(decrease) in net assets        709,784         (1,451,322)

Net Assets
 Beginning of period                            10,150,817      11,602,139
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $10,860,601     $10,150,817
                                                -----------     -----------
See accompanying notes to financial statements.

                                                U.S. Government Money Market
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $1,074,771      $2,146,725
 Net realized gain(loss) on investments          11,201          (4,591)
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                       -               -
 Net increase (decrease) in net assets
  resulting from operations                     1,085,972       2,142,134

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (1,048,798)     (2,109,276)
  Class B                                       (2,486)         (4,138)
  Class C                                       (23,488)        (33,311)
 Net realized gain
  Class I                                             -              -
  Class B                                             -              -
  Class C                                             -              -
 Total dividends and distributions
  to shareholders                               (1,074,772)     (2,146,725)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       70,220,048      61,134,769
  Class B                                       43,671          115,647
  Class C                                       1,203,327       2,236,416
 Reinvestment of dividends and distributions
  Class I                                       1,026,696       2,059,138
  Class B                                       2,349           3,944
  Class C                                       22,584          36,026
 Cost of shares sold
  Class I                                       (66,043,810)    (75,942,131)
  Class B                                       (29,040)        (75,248)
  Class C                                       (360,386)       (1,762,722)
 Net increase in net assets from share
  transactions of beneficial interest           6,085,439       (12,194,161)
                                                ----------      ----------
  Total increase(decrease) in net assets        6,096,639       (12,198,752)

Net Assets
 Beginning of period                            36,525,511      48,724,263
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $42,622,150     $36,525,511
                                                -----------     -----------
See accompanying notes to financial statements.


Six Months Ended February 28, 2001 (Unaudited)

----------------------------------------------
NOTES TO FINANCIAL STATEMENTS
----------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Saratoga Advantage Trust (the "Trust") was organized on April 8, 1994 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of seven portfolios: the U.S. Government Money Market Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the Large Capitalization Value Portfolio; the Large Capitalization Growth
Portfolio;  the Small  Capitalization  Portfolio  and the  International  Equity
Portfolio. Saratoga Capital Management (the "Manager") serves as the Trust's manager. Each of the Portfolios are provided with discretionary advisory services of an Advisor identified, retained, supervised and compensated by the Manager. The following serve as Advisors (the "Advisors") to their respective portfolio(s): OpCap Advisors (formerly Quest for Value Advisors): Municipal Bond and Large Capitalization Value; Fox Asset Management Inc.: Investment Quality Bond and Small Capitalization; Harris Bretall Sullivan and Smith, L.L.C.: Large Capitalization Growth; Sterling Capital Management Co.: U.S. Government Money Market and Friends Ivory & Sime plc: International Equity. Funds Distributor, Inc. (the "Administrator") provides the Trust with administrative services. Funds Distributor, Inc. (the "Distributor") also serves as the Trust's distributor. On August 19, 1994, U.S. Government Money Market Portfolio issued 100,000 shares to the Manager for $100,000 to provide initial capital for the Trust.

     Currently, each Portfolio offers Class I, Class B and Class C shares. Each class represents interest in the same assets of the applicable portfolio, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

     The following is a summary of significant accounting policies consistently followed by each Portfolio:

       (a) Valuation of Investments

     Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short - term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. The U.S. Government Money Market Portfolio values all of its securities on the basis of amortized cost which approximates market value. Investments in countries in which the International Equity Portfolio may invest involve certain risks not typically associated with domestic investments including the possibility of future political and economic instability, erratic market conditions and changes in the level of governmental supervision and regulation of foreign securities markets.

       (b) Federal Income Tax

     It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to shareholders; accordingly, no Federal income tax provision is required.

       (c) Security Transactions and Other Income

     Security transactions are recorded on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

       (d) Dividends and Distributions

    The following table summarizes each Portfolio's dividend and capital gain declaration policy:

                                Income
                                Dividends               Capital Gains
                                ---------------         ------------------
Large Capitalization Value      annually                annually
Large Capitalization Growth     annually                annually
Small Capitalization            annually                annually
International Equity            annually                annually
Investment Quality Bond         daily *                 annually
Municipal Bond                  daily *                 annually
U.S. Government Money Market    daily *                 annually

* paid monthly

     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

       (e) Allocation of Expenses

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis.

       (f) Repurchase Agreements

     The Trust, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. The Manager is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

       (g) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.    MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable monthly by each Portfolio to the Manager and are computed daily at the following annual rates of each Portfolio's
average  daily  net  assets:   .65%  for  Large   Capitalization   Value,  Large
Capitalization Growth and Small  Capitalization;  .75% for International Equity;
 .55% for Investment Quality Bond and Municipal Bond and .475% for U.S. Government Money Market.

     For the six months ended February 28, 2001, the Manager voluntarily waived a portion of its fee in the amount of $28,686 and $1,243 for Municipal Bond and U.S. Government Money Market, respectively.

     The Portfolios also benefit from an expense offset arrangement with their custodian bank where uninvested cash balances earn credits that reduce monthly fees.

     (b) The Manager, not the Portfolios, pays a portion of its management fees to the Advisors at the following annual rates of each Portfolio's average daily net assets: .30% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .40% for International Equity; .20% for Investment Quality Bond and Municipal Bond and .125% for U.S. Government Money Market.

     (c) The administration fee is accrued daily and payable monthly to the Administrator. The administration fee for the six months ended February 28, 2001 was $169,720 (exclusive of out-of-pocket administration fees) for the Trust.

     (d) The Portfolios have adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the distribution of Class B and Class C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets of Class B and Class C shares. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

     (e) The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement the Manager is currently waiving its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice. For the six months ended February 28, 2001, no reimbursement payments were made by the Portfolios to the Manager under the terms of the Expense Agreement.

3.    PURCHASES AND SALES OF SECURITIES

     For the six months ended February 28, 2001, purchases and sales of investment securities, other than short-term securities were as follows:

                                Purchases               Sales
                                --------------          --------------
Large Capitalization Value      $37,291,903             $37,572,267
Large Capitalization Growth      22,725,907              34,296,740
Small Capitalization             36,254,999              41,549,353
International Equity              9,015,007               9,141,473
Investment Quality Bond           9,322,965               8,020,367
Municipal Bond                    1,208,090               1,137,594

4.    UNREALIZED APPRECIATION (DEPRECIATION) FOR FEDERAL INCOME TAX PURPOSES

     At  February  28,  2001,  the   composition   of  unrealized   appreciation
(depreciation) of investment securities were as follows:

                                Appreciation    (Depreciation)  Net
                                -------------   --------------  -------------
Large Capitalization Value      $12,443,537     ($2,612,850)    $9,830,687
Large Capitalization Growth      23,322,043     (16,694,055)     6,627,988
Small Capitalization              2,742,918      (2,994,698)      (251,780)
International Equity              1,822,274      (3,807,456)    (1,985,182)
Investment Quality Bond           1,014,738        (188,918)       825,820
Municipal Bond                      268,407         (76,148)       192,259

     For U.S. Federal income tax purposes, the cost of securities owned at February 28, 2001 was substantially the same as the cost of securities for financial statement purposes.

5.    AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     Each Portfolio has unlimited Class I shares of beneficial interest authorized with $.001 par value per share. Transactions in capital stock for the I Class were as follows for the periods indicated:

                                        (unaudited)
                                        6 Months Ended          Year Ended
                                        February 28, 2001       August 31, 2000
                                        -----------------       ---------------
Large Capitalization Value
  Issued                                   891,586               1,485,531
  Redeemed                              (1,017,156)             (1,635,250)
  Reinvested from Dividends                121,182                 417,431
  Net Increase (Decrease) in Shares         (4,388)                267,712

Large Capitalization Growth
  Issued                                   819,858               1,603,517
  Redeemed                              (1,030,299)             (1,884,166)
  Reinvested from Dividends                596,494                 239,432
  Net Increase (Decrease) in Shares        386,053                 (41,217)

Small Capitalization
  Issued                                   460,882                 956,978
  Redeemed                                (566,306)             (1,050,321)
  Reinvested from Dividends                396,283                  51,025
  Net Increase (Decrease) in Shares        290,859                 (42,318)

International Equity
  Issued                                 3,600,534                 984,558
  Redeemed                              (3,686,372)               (911,588)
  Reinvested from Dividends                231,650                  38,445
  Net Increase in Shares                   145,812                 111,415

Investment Quality Bond
  Issued                                 3,397,851               1,182,384
  Redeemed                              (3,012,330)             (2,181,650)
  Reinvested from Dividends                 85,756                 198,420
  Net Increase (Decrease) in Shares        471,277                (800,846)

Municipal Bond
  Issued                                   101,682                 174,483
  Redeemed                                (101,666)               (388,444)
  Reinvested from Dividends                 20,294                  51,614
  Net Increase (Decrease) in Shares         20,310                (162,347)

U.S. Government Money Market
  Issued                                70,220,048              61,134,768
  Redeemed                             (66,043,810)            (75,942,131)
  Reinvested from Dividends              1,026,696               2,059,138
  Net Increase (Decrease) in Shares      5,202,934             (12,748,225)

     Each  Portfolio  has  unlimited  Class B and Class C shares  of  beneficial interest authorized with $.001 par value per share. Transactions in capital stock for the Class B and Class C shares were as follows for the period indicated:
                            Class B                        Class C

                 (unaudited)                       (unaudited)
                 6 Months Ended   Year Ended       6 Months Ended  Year Ended
                 Feb. 28, 2001    Aug 31, 2000  Feb. 28, 2001   Aug 31, 2000

Large Capitalization Value
  Issued            9,804            62,862        28,488        198,592
  Redeemed         (3,017)           (2,590)      (29,663)       (75,030)
  Reinvested
   from Dividends   2,343             1,488         6,058         13,057
  Net Increase     ------           -------       -------       --------
   in Shares        9,130            61,760         4,883        136,619
                   ------           -------       -------       --------

Large Capitalization Growth
  Issued            8,799            80,730        33,057        205,339
  Redeemed         (2,376)           (4,109)      (45,690)       (83,088)
  Reinvested
   from Dividends  13,232               677        31,444          7,600
  Net Increase     ------            ------        ------        -------
   in Shares       19,655            77,298        18,811        129,851
                   ------            ------        ------        -------

Small Capitalization
  Issued            2,465            28,255        10,893       155,407
  Redeemed         (2,348)           (1,260)      (47,978)      (47,707)
  Reinvested
   from Dividends   3,837               109        14,381         1,150
  Net Increase     ------            -------      --------      --------
   in Shares        3,954             27,074      (22,704)      108,850
                   ------            -------      --------      --------

International Equity
  Issued            4,372             22,417       15,211        89,771
  Redeemed           (945)              (421)     (23,275)      (19,572)
  Reinvested
   from Dividends   3,203                114       10,676           533
  Net Increase      -----             ------       ------       -------
   in Shares        6,630             22,110        2,612        70,732
                    -----             ------       ------       -------

Investment Quality Bond
  Issued            3,799              7,153       51,477       140,415
  Redeemed         (1,251)            (1,438)     (22,108)      (35,898)
  Reinvested
   from Dividends     257                425        3,319         4,138
  Net Increase      -----             ------       ------       -------
   in Shares        2,805              6,140       32,688       108,655
                    -----             ------       ------       -------
Municipal Bond
  Issued                -              2,656       15,358         7,561
  Redeemed            (1)             (1,927)      (2,266)         (390)
  Reinvested
   from Dividends     26                  41          209           292
  Net Increase      ----               -----       ------         ------
   in Shares          25                 770       13,301          7,463
                    ----               -----       ------         ------

U.S. Government Money Market
  Issued           43,671            115,647    1,203,327      2,236,416
  Redeemed        (29,040)           (75,249)    (360,386)    (1,762,723)
  Reinvested
   from Dividends   2,349              3,944       22,584         36,026
  Net Increase     ------            -------    ---------       --------
   in Shares       16,980             44,342      865,525        509,719
                   ------            -------    ---------       --------

6.    CAPITAL LOSS CARRYFORWARDS

     At February 28, 2001, the following portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:

Name of Portfolio       Total     2005    2006    2007    2008

U.S. Government
Money Market
Portfolio               $2,533    $32     $187    $2,090   $224

Municipal Bond
Portfolio               61,929      0        0         0 61,929

Investment Quality
Bond Portfolio          57,972      0        0         0 57,972


     In accordance with U.S. Treasury regulations, the following Portfolios have incurred and will elect to defer realized capital losses arising after October 31, 1999 ("Post-October losses"). Such losses are treated for tax purposes as arising on the first business day of the Portfolio's next taxable year (September 1, 2001).

                                          Capital
                                           Losses

Large Capitalization Value Portfolio       $    -

Large Capitalization Growth Portfolio           -

Small Capitalization Portfolio          1,881,629

International Equity Portfolio                  -

Investment Quality Bond Portfolio         549,129

Municipal Bond Portfolio                   42,933

U.S. Government Money Market Portfolio      4,421


-----------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
-----------------------------------------------------------------------






INCOME FROM                    DIVIDENDS AND
                           INVESTMENT OPERATIONS                                                                           RATIOS
                               DISTRIBUTIONS
                                   Distributions
                                       To
              Net                   Shareholders
                        Realized
                         And         Dividends   from Net      Net   Net       Ratio of    Net Ratio of Net
Net Asset               Unrealized    Total        to      Realized  Asset      Assets      Operating    Investment
Value,       Net      Gain (Loss)    from    Shareholders  Gains     Value,     End of      Expenses     Income (Loss)   Portfolio
                                   from Net
Beginning  Investment       on      Investment Investment     on      End of  Total      Period     To Average           Turnover

of Period     Income    Investments Operations   Income   Investments Period  Return*    (000's)     Net Assets            Rate
              (Loss)


---------------------------------------------
Large Capitalization Value Portfolio (Class B)
----------------------------------------------
September 1, 2000 to
    February 28, 2001 (Unaudited)
$18.25     ($0.01)       $2.03       $2.02    ($0.11)    ($0.46)  $19.70     11.31%  $1,562      1.86%(4) (0.17%)(4) 45%

Year Ended August 31, 2000
20.50          0.13      (0.41)      (0.28)     (0.17)     (1.80)  18.25    (1.33%)   1,280      1.78%    (0.03%)     90%

 January 4, 1999 (2)
   to August 31, 1999
20.21        (0.02)    0.31         .29       --          --          20.50      1.43%   172      1.72%(1,3)  (0.53%)(1,3)  67%

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average  daily  net  assets  would  have  been  1.78%  and  (0.03%), respectively, for the year ended August 31, 2000, 2.21% and 1.02%, respectively, for the year ended August 31, 1999.
-----------------------------------------------
Large Capitalization Growth Portfolio (Class B)
-----------------------------------------------
September 1, 2000 to
    February 28, 2001 (Unaudited)
$32.99    ($0.11)    ($11.82)    ($11.93)   --        ($3.18)  $17.88   (37.75%)  $1,869    1.81%(4)     (1.19%)(4)   21%

Year Ended August 31, 2000
26.75        (0.13)     8.03      7.90      --        (1.66)    32.99    30.22%    2,801    1.67% (1)    (1.16%) (1)  33%

 January 4, 1999 (2)
   to August 31, 1999
24.74        (0.04)  2.05         2.01     --           --      26.75   8.12%        204    1.19% (1,3)  (0.73%) (1,3) 39%

     (1) During the fiscal  periods  ended  August 31, 2000 and August 31, 1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.72% and
(1.11%),  respectively,  for the year ended August 31, 2000,  3.31% and (2.86%), respectively, for the year ended August 31, 1999.
------------------------------------------
Small Capitalization Portfolio (Class B)
------------------------------------------
September 1, 2000 to
    February 28, 2001 (Unaudited)
$12.70     ($0.05)     ($0.12)     ($0.17)      --       ($1.15)    $11.38    (0.61%)       $436  2.07%(4)    (1.06)%(4)      82%

Year Ended August 31, 2000
10.04        (0.06)        2.84        2.78     --         (0.12)     12.70     28.17%     436     2.04% (1)  (1.11)% (1)     59%

 January 4, 1999 (2)
   to August 31, 1999
9.33        (0.02)         0.73        0.71     --           --       10.04      7.61%     73      1.42% (1,3) (1.02)% (1,3)   32%

 (1) During the fiscal  periods  ended  August 31, 2000 and August 31, 1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 2.07% and
(1.08%),  respectively,  for the year ended August 31,  2000,1.43%  and (1.02%), respectively, for the year ended August 31, 1999.
----------------------------------------
International Equity Portfolio (Class B)
----------------------------------------
September 1, 2000 to
   February 28, 2001 (Unaudited)
$15.41      ($0.08)     ($3.34)     ($3.42)        --     ($1.25)     $10.74   (22.99%) $364   1.99%(4)      (1.58)%(4)     28%

Year Ended August 31, 2000
13.09           --       2.58        2.58    ($0.08)     (0.18)      15.41     19.71%    420    2.02%        (0.67)%        45%

January 4, 1999 (2)
   to August 31, 1999
12.29        (0.02)      0.82      0.80          --        --        13.09      6.51%     68    2.16% (1,3)  (0.77)% (1,3)   46%

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average  daily  net  assets  would  have  been  2.18%  and  (0.51%),
respectively,   for  the  year  ended  August  31,  2000,   2.84%  and  (1.45%),
respectively, for the year ended August 31, 1999.
-------------------------------------------
Investment Quality Bond Portfolio (Class B)
-------------------------------------------
September 1, 2000 to
    February 28, 2001 (Unaudited)
$9.89        $0.22      $0.40       $0.62     ($0.22)      --         $10.29     6.34%    $159  1.91% (4)    4.38%(4)     22

Year Ended August 31, 2000
9.88          0.46        0.01        0.47     (0.46)     --           9.89      4.88%    125   1.92%        4.68%         53%

 January 4, 1999 (2)
   to August 31, 1999
10.29          0.28      (0.41)        (0.13)     (0.28)     --         9.88     (1.32%)  64    1.07% (1,3)  2.23% (1,3)   62%

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average   daily  net  assets   would  have  been  1.96%  and  4.72%,
respectively, for the year ended August 31, 2000, 1.13% and 2.29%, respectively, for the year ended August 31, 1999.
-----------------------------------
Municipal Bond Portfolio (Class B)
-----------------------------------
September 1, 2000 to
    February 28, 2001 (Unaudited)
$10.10      $0.16       $0.36      $0.52     ($0.16)         --     $10.46     5.22%    $17    2.17%(4)  3.18%(4)     11%

 Year Ended August 31, 2000
10.00          0.34     0.16       0.50      (0.34)    ($0.06)      10.10      5.14%     16     2.19% (1)   3.38% (1)     12%

 January 4, 1999 (2)
   to August 31, 1999
10.66          0.25     (0.66)    (0.41)      (0.25)         --      10.00    (3.91%)     8   1.24% (1,3)  1.76% (1,3)   23%

     (1) During the fiscal  periods  ended  August 31, 2000 and August 31, 1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average  daily net assets would have been 3.11%and
2.78%,  respectively,  for the year  ended  August  31,  2000,1.44%  and  1.96%, respectively, for the year ended August 31, 1999.
------------------------------------------------
U.S. Government Money Market Portfolio (Class B)
------------------------------------------------
September 1, 2000 to
    February 28, 2001 (Unaudited)
$1.000      $0.022      --          $0.022     ($0.022)      --       $1.000 2.26%    $132      1.88%(4)     4.47%(4)     n/a

 Year Ended August 31, 2000
1.000         0.040          --       0.040    (0.040)     --          1.000  4.10%    115     1.87%         4.06%        n/a

 January 4, 1999 (2)
   to August 31, 1999
1.000         0.022          --       0.022    (0.022)     --          1.000  1.94%     70      1.06% (1,3)  1.82% (1,3)   n/a

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average   daily  net  assets   would  have  been  1.87%  and  4.06%,
respectively, for the year ended August 31, 2000, 1.10% and 1.86%, respectively, for the year ended August 31, 1999.

--------------------------------------------------------------------------------

(2) Commencement of offering.
(3) Not Annualized
(4) Annualized

     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.

This page intentionally left blank.





                       ---------------------------------
                          THE SARATOGA ADVANTAGE TRUST
                               SEMI ANNUAL REPORT
                            AS OF FEBRUARY 28, 2001
                       ---------------------------------
                                 CLASS C SHARES
                       ---------------------------------



TABLE OF CONTENTS

President's Letter....................................................   Page 1

Investment Review.....................................................   Page 3

Schedules of Investments..............................................   Page 10

Statements of Assets and Liabilities..................................   Page 32

Statements of Operations..............................................   Page 33

Statements of Changes in Net Assets...................................   Page 34

Notes to Financial Statements.........................................   Page 36

Financial Highlights..................................................   Page 41






This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.



TRUSTEES AND OFFICERS

Bruce E. Ventimiglia
Trustee, Chairman, President & CEO

Patrick H. McCollough
Trustee

Udo W. Koopmann
Trustee

Floyd E. Seal
Trustee

Stephen Ventimiglia
Vice President & Secretary

William P. Marra
Treasurer & Chief Financial Officer

Mary A. Nelson
Assistant Treasurer

Karen Jacoppo-Wood
Assistant Secretary


Investment Manager
Saratoga Capital Management
1501 Franklin Avenue
Mineola, NY 11501-4803

Distributor
Funds Distributor Inc.
60 State Street, Suite 1300
Boston, MA 02109

Transfer and Shareholder Servicing Agent
State Street Bank and Trust Company
P.O. Box 8514
Boston, MA  02266

Custodian
State Street Bank and Trust Company
P.O. Box 8514
Boston, MA  02266


THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders




April 17, 2001


Dear Shareholder:

     We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the "Trust"). This report covers the six months from September 1, 2000 through February 28, 2001.

     In light of recent stock market volatility, many investors are questioning what they should do with their investments going forward. Let's review some sound investment principles that can help you traverse both rising and falling markets.

     1) A well designed asset allocation strategy is the anchor for many successful investors. Establish an asset allocation strategy (for example, a strategy to diversify your assets amongst stock, bond and money market mutual funds) that you will be comfortable with in both advancing and declining markets. A sensible asset allocation strategy should take into consideration your: investment objectives, tolerance for risk, income needs and investment time horizon. Review your asset allocation strategy with your financial advisor. If you have implemented an asset allocation strategy that you are comfortable with, then don't let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy - remain anchored. Remember, it is normal to lose money during various time periods when you invest in stocks and bonds; this is part of the price that investors pay to try to earn higher rates of return over the long haul than they might earn if they place money in investments t hat don't fluctuate in value.

     2) Many successful investors put professional money managers on their investment teams. We are proud to be able to offer you the ability to access multiple investment asset classes through the Saratoga Advantage Trust's portfolios. The Trust's portfolios are managed by some of the world's leading institutional investment advisory firms. These are the same investment advisory firms that manage money for some of the largest corporations, pension plans and foundations. Each of the advisors has been selected on the basis of their: research capabilities, long-term investment performance, organizational stability, investment philosophy, and other key factors. The Trust's diversity of portfolio structure is designed to give you the opportunity to efficiently implement your asset allocation strategy to create a balanced portfolio in accordance with your investment goals and objectives. For your serious, "core" assets, let full-time investment professionals purchase and sell securities on your behalf.

     3) Stay focused on your long-term investment goals. Monitor your investment results on a regular basis to determine if your long-term investment objectives are being met. When reviewing the performance of the institutional investment advisory firms that manage the portfolios of the Trust, and the performance of money managers in general, please remember that it is not unusual for managers' returns to vary significantly from their benchmark indices over short-term measurement periods such as several quarters. In fact, the more volatile the style of management the more likely it is to have significant deviations from the index it is being measured against over short-term measurement periods.

     4) Consider adding money to your investment portfolio when it declines in value. No one can tell you for sure when a market has reached bottom. It takes courage to be a successful investor.

     5) Be disciplined and patient with your investment strategy. Successful investing requires both discipline and patience.

     Following you will find specific information on the investment strategy and performance of each of the Trust's portfolios. Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the portfolios.

     We remain dedicated to serving your investment needs. Thank you for investing with us.


Best wishes,


Bruce E. Ventimiglia
Chairman, President and
Chief Executive Officer


---------------------------------------
LARGE CAPITALIZATION VALUE PORTFOLIO
Advised by:
OpCap Advisors
New York, New York
---------------------------------------

     Objective: Seeks total return consisting of capital appreciation and dividend income by investing primarily in a diversified portfolio of common stocks that, in the Advisor's opinion, are believed to be undervalued in the market and offer above-average price appreciation potential.

Total Aggregate                                 Large
Return for the Period                           Capitalization      Morningstar
Ended February 28, 2001                         Value Portfolio     Large Value
                                                (Class C)           Average(1)


1/4/99 (inception) - 2/28/01*                   5.2%                    4.9%

3/1/00 - 2/28/01                                25.7%                  14.0%

9/1/00 - 2/28/01                                11.3%                  -0.6%


*Annualized performance for periods greater than one year

     The Saratoga Large Capitalization Value Portfolio invests in a diverse group of high-quality, undervalued companies. The investment team uses fundamentally driven, value-oriented analysis, which leads to the selection of high-quality businesses that are selling for substantially less than their intrinsic value. Each business is examined to determine industry position, profitability and financial strength. Management is also evaluated for its decision-making ability, experience, vision, compensation structure, and stock ownership. Over time we expect the share price of these companies to approach their intrinsic value, potentially producing superior returns.

     The Portfolio owned the common stocks of 55 companies as of February 28, 2001. The largest holding was Freddie Mac, a federally chartered government sponsored enterprise formed for the purpose of financing home ownership in the United States. Other major holdings included CVS Corporation, a retail drugstore chain; Fleet Boston Financial, a financial conglomerate; Wells Fargo, a diversified financial services company; and McDonalds Corporation. Top contributors to the Portfolio performance for the six months ended February 28, 2001 included Freddie Mac, CVS Corporation, John Hancock Financial Services, Sabre Group, and Canadian Pacific Ltd.

     1. The Morningstar Large Value Average, as of February 28, 2001, consisted of 771 mutual funds comprised of large market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.

Past performance is not predictive of future performance.

------------------------------------------
LARGE CAPITALIZATION GROWTH PORTFOLIO
Advised by:
Harris Bretall Sullivan & Smith, L.L.C.
San Francisco, California
------------------------------------------

     Objective:   Seeks  capital   appreciation  by  investing  primarily  in  a
diversified portfolio of common stocks that, in the Advisor's opinion, have faster earnings growth potential than the Standard & Poor's 500.

                                        Large             Morningstar
Total Aggregate                         Capitalization    Large Growth
Return for the Period                   Growth Portfolio  Average(1)
Ended February 28, 2001                 (Class C)


1/4/99 (inception) - 2/28/01*             -5.9%           2.9%

3/1/00 - 2/28/01                         -34.2%         -26.8%

9/1/00 - 2/28/01                         -37.8%         -30.7%


*Annualized performance for periods greater than one year

     2000 began with a slight stock market rally, but then fell victim to a host of negative earnings, pre-announcements and Wall Street downgrades. Harris Bretall believes the stock market is oversold to a point of presenting one of the best entry points they have seen in their thirty years of stock managing money. Harris Bretall remains very optimistic for the market, and in particular, the companies in the Saratoga Large Capitalization Growth Portfolio. Harris Bretall believes that the fundamentals that have driven the bull market for the last 18 years are still firmly in place. The three major macro-economic trends, demographics, globalization and the information technology revolution are as powerful today as they have ever been. Each trend by itself could propel the market higher for many years to come, but the combination of the three at one time in history has provided investors with what we believe is a once in every other lifetime opportunity to create great wealth in the stock market. Nothing that occur red in 2000 has derailed any of these trends. The market has gone through a normal correction in preparing for the next leg of this bull market.

     Harris Bretall believes the building blocks have already been laid to fuel the next upward move in the market. Those building blocks are: the Fed's aggressive stance to lower interest rates, a $1.3 trillion dollar potential tax cut, a budget surplus, falling energy prices, mortgage refinancing and a market correction. Harris Bretall thinks this will provide for a return to a strong investment environment fueled by 2% to 3% economic growth, low interest rates and low inflation. As was the case for the past five years, Harris Bretall believes the companies in the Saratoga Advantage Trust Large Capitalization Growth Portfolio are best positioned to reward investors in such an environment.
1. The Morningstar Large Growth Average, as of February 28, 2001, consisted of 921 mutual funds comprised of large market capitalization stocks with the highest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.

Past performance is not predictive of future performance.

------------------------------------
SMALL CAPITALIZATION PORTFOLIO
Advised by:
Thorsell, Parker Partners, Inc.
Westport, Connecticut
------------------------------------

     Objective: Seeks maximum capital appreciation by investing in a diversified portfolio of the common stocks of small capitalization companies.

                                        Small
Total Aggregate                         Capitalization          Morningstar
Return for the Period                   Portfolio               Small
Ended February 28, 2001                 (Class C)               Value
                                                                Average(1)

1/4/99 (inception) - 2/28/01*           11.3%                    11.9%

3/1/00 -2/28/01                         13.7%                    21.9%

9/1/00-2/28/01                          -0.6%                     6.9%


*Annualized performance for periods greater than one year

     The old economy rules of supply and demand, the importance of equity valuation and the psychological dynamic of greed giving way to fear reasserted themselves over the past six months. As a result, small-cap value stocks resumed a leadership position within the domestic stock market, contributing to the strong performance of your Portfolio What will be critical during the next six months is the extent to which a slowing economy and rising costs impact corporate profits. Higher energy costs and decelerating demand in a variety of economic sectors were evident as companies reported their fourth-quarter 2000 earnings. Indeed, many large, highly valued technology companies have been among the most adversely affected. But even smaller companies that represent elements of such companies' supply chains and those in more mundane sorts of businesses have not been immune from the slowdown. However, their more nimble nature that allows for more rapid response to change in tandem with their lower valuations should help keep the stocks of smaller, reasonably valued companies among the better performers over the foreseeable future. Importantly, the trend away from technology that has penalized many growth-oriented portfolios in recent quarters will reverse at some point, providing disciplined, value-oriented investors with some excellent opportunities. While technology sector fundamentals have clearly deteriorated from very strong levels, valuations are becoming increasingly enticing.

     Despite the current uncertainty related to future economic growth, we remain confident that the consistent application of our investment discipline in tandem with an unwavering commitment to diligence and reasonable analysis will continue to reap substantial rewards over the long haul. Our strategy will continue to generate portfolios that are characterized by inexpensive, higher-quality companies. It is this effort to capitalize on both attractive valuations and solid fundamentals that is at the core of the Fox brand of value investing.

     1. The Morningstar Small Value Average, as of February 28, 2001, consisted of 229 mutual funds comprised of small market capitalization stocks with the lowest combinations of price-to-earnings and price-to-book scores. Investors may not invest in the Average directly.

Past performance is not predictive of future performance.

-------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
Advised by:
Friends Ivory & Sime plc
Edinburgh, Scotland
-------------------------------------

     Objective:   Seeks  capital   appreciation  by  investing  primarily  in  a
diversified portfolio of the securities of companies domiciled outside of the United States.


                                        International           Morgan
Total Aggregate                         Equity                  Stanley EAFE
Return for the Period                   Portfolio               Index
Ended February 28, 2001                 (Class C)               (U.S. Dollars)1

1/4/99 (inception) - 2/28/01*           -0.9%                   3.9%

3/1/00 - 2/28/01                       -26.8%                 -17.4%

9/1/00 - 2/28/01                       -23.0%                 -14.3%

*Annualized performance for periods greater than one year

     Global growth expectations for 2001 have fallen sharply in recent months fuelled by a faster than expected slowdown in the U.S. economy. This has resulted in sharp falls in global stock markets over the past six months, with the MSCI EAFE Index down by 14.3%. Investors have become increasingly concerned about earnings growth prospects. Recent cuts in interest rates, for example, the 1% cut by the U.S. Federal Reserve in January, have yet to convince investors that earnings and growth expectations are turning. In turn, the dollar and yen have weakened and the Euro has strengthened, as investors remain more sanguine about growth in Euroland.

     We continue to expect that growth will moderate in 2001 but not collapse. Further interest rate cuts should support a bounce in global stock markets as the year progresses. The scope for an easing of fiscal policy in the U.K. and U.S. should also provide support to these markets. Valuations across all equity markets look more reasonable now. In your EAFE Portfolio we remain underweight in Japan, neutral in Asia and overweight in Europe where we have shifted more in favor of the U.K. at the expense of Euroland as earnings downgrades in 2001 remain a concern for the latter.

     As of February 28, 2001, the major weightings in the Portfolio were as follows: 49.7% in Continental Europe, 24.3% in the United Kingdom, 19.6% in Japan and 6.4% in Pacific Ex-Japan. Recent portfolio additions include: HSBC, a leading global bank and Trend Micro, a developer and provider of anti-virus software.

     1. The Europe, Australia, Far East Index (EAFE) is a widely recognized index prepared by Morgan Stanley Capital International. This unmanaged index consists of non-U.S. companies which are listed on one of twenty foreign markets and assumes the reinvestment of dividends. The Gross Domestic Product (GDP) version of the index is used above.

Past performance is not predictive of future performance.

-------------------------------------
INVESTMENT QUALITY BOND PORTFOLIO
Advised by:
Fox Asset Management, Inc.
Little Silver, New Jersey
-------------------------------------

     Objective: Seeks current income and reasonable stability of principal through investment in a diversified portfolio of high quality, actively managed fixed income securities.

                                                        Lipper Short-
                                        Investment      Intermediate
Total Aggregate                         Quality Bond    Investment
Return for the Period                   Portfolio       Grade Debt
Ended February 28, 2001                 (Class C)       Funds Index (1)

1/4/99 (inception) - 2/28/01*           4.7%            5.7%

3/1/00 - 2/28/01                        10.6%           10.8%

9/1/00 - 2/28/01                        6.4%            6.3%


*Annualized performance for periods greater than one year

    In the 12 months ended February 28, 2001 the Portfolio distributed dividends of $0.46 per share.

     Investments  are  normally  divided   approximately   evenly  between  U.S.
Treasury, U.S. Government Agency and Corporate securities. Due to the historically large yield advantage of Government Agency and Corporate bonds over Treasuries, Corporate and Government Agency securities comprise approximately 90% of the Portfolio at this time. We continue to feel that Government Agency and, most particularly, Corporate securities are offering compelling value.

     Fox will continue to focus on those instruments that offer improving credit quality and liquidity. Due to the challenge of trying to preserve principal in the current volatile market environment, Fox is maintaining a conservative investment posture with an average maturity of 5.1 years, and an average duration of 3.5 years in the Portfolio.

     Other Portfolio statistics as of February 28, 2001 are as follows: average weighted yield-to-maturity was 8.3%, average weighted coupon was 6.7%, and the average Moody's Rating was Aa3 with 39 fixed income issues held.


     1. The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years.

Past performance is not predictive of future performance.

-------------------------------
MUNICIPAL BOND PORTFOLIO
Advised by:
OpCap Advisors
New York, New York
-------------------------------

     Objective: Seeks a high level of interest income exempt from federal income taxation consistent with prudent investment management and the preservation of capital.

                                                        Lipper General
Total Aggregate                         Municipal       Municipal
Return for the Period                   Bond Portfolio  Debt Funds
Ended February 28, 2001                 (Class C)       Index(1)

1/4/99 (inception) - 2/28/01*           2.6%            3.6%

3/1/00-2/28/01                          12.3%           11.8%

9/1/00-2/28/01                          5.1%            5.0%


*Annualized performance for periods greater than one year

     During the past six months the bond market continued to perform well as the economy began to slow from its torrid pace over the past few years. In response to this sudden slowing, the Federal Reserve lowered short term rates by one percentage point in January in an effort to stimulate the faltering economy. The bond market responded with lower yields, particularly in the short term part of the yield curve where municipal bond yields are nearly one percentage point lower than six months ago. Inflation, though higher than last year mainly due to higher energy prices, does not seem to be a major concern to bond investors at this time. The stock market has been nothing but dismal which has lent the bond market further support as money goes from the equity into the fixed income markets. There continues to be good value in longer term municipal bonds which yield more than 1 percent (after tax) than one percentage point the 30 fix year Treasury.

     We have maintained a very high quality portfolio with 98% of the bonds rated A or better and 64% of the bonds rated AAA. We continue to believe that insured bonds are inexpensive and add an extra layer of credit protection. We continue to overweight the general obligation sector of the market as higher revenues and balanced budgets still characterize municipal finances. We also maintained a longer than index duration during the past six months in anticipation of Federal Reserve intervention which came to fruition in January.

     1. The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.


Past performance is not predictive of future performance.

------------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Advised by:
Sterling Capital Management
Charlotte, North Carolina
------------------------------------------

     Objective: Seeks maximum current income, consistent with the maintenance of liquidity and the preservation of capital. The Portfolio invests exclusively in short-term securities issued by the United States Government, its agencies and instrumentalities and related repurchase agreements.


                                        U.S. Government         90 Day T-Bills
7-Day                                   Money Market            Average Discount
Compound Yield                          Portfolio (Class C)     Yield

2/28/01                                 4.1%                    4.9%



Total Aggregate                         U.S. Government         Lipper U.S.
Return for the Period                   Money Market            Treasury Money
Ended February 28, 2001                 Portfolio (Class C)     Market Index(1)

1/4/99 (inception) - 2/28/01*           3.9%                    4.9%

3/1/00 - 2/28/01                        4.5%                    5.6%

9/1/00 - 2/28/01                        2.3%                    2.8%


*Annualized performance for periods greater than one year

     By taking advantage of changes in short4erm interest rates and utilizing a variety of sectors within the short-term government market, Sterling Capital Management seeks to maximize the Portfolio's yield while maintaining a constant net asset value of $1.00 per share.

     The Portfolio was invested primarily in U.S. Government Agency Notes as of February 28, 2001. The average dollar-weighted Portfolio maturity was 68 days compared with a maximum allowable average maturity of 90 days. The Fed funds rate has declined one percentage point over the last six months to 5.5%. An environment of softer economic growth has forced the Federal Reserve to respond with a more accommodative monetary policy. The average maturity of the Portfolio has remained within a range of 58 to 88 days since last Fall.

     An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

     1. The Lipper U.S. Treasury Money Market Funds Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

Past performance is not  predictive of  future results.

This page intentionally left blank.


February 28, 2001 (Unaudited)
------------------------------------
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO
------------------------------------

Principal                                                       Value
Amount

                SHORT-TERM GOVERNMENT NOTES - 2.19%

                Federal Home Loan Bank - 2.19%

$1,912,000      5.23% due 3/01/01                               $1,912,000
                                                                ----------

                Total Short-Term Government Notes (Cost-$1,912,000)
                                                                1,912,000
                                                                ----------


Shares
                COMMON STOCKS - 97.90%

                Aerospace - 0.81%
11,400          Boeing Company                                    709,080
                                                                ---------
                Banking - 10.78%
23,000          BB & T Corporation                                830,990
94,507          FleetBoston Financial Corporation               3,898,422
26,200          J.P. Morgan Chase & Company                     1,222,492
69,660          Wells Fargo Company                             3,457,922
                                                                ---------
                                                                9,409,826
                                                                ---------
                Communications Equipment - 0.49%
16,500          EchoStar Communications Corporation*              431,063
                                                                ---------

                Computer Hardware - 1.78%
24,400          Compaq Computer Corporation                       492,880
48,500          Dell Computer Corporation*                      1,060,937
                                                                ---------
                                                                1,553,817
                                                                ---------
                Computer Software - 3.38%
37,300          Computer Associates International, Inc.         1,163,387
59,400          Compuware Corporation*                            612,563
19,950          Microsoft Corporation*                          1,177,050
                                                                ---------
                                                                2,953,000
                                                                ---------

                Cosmetics/Toiletries - 1.76%
47,400          The Gillette Company                            1,540,974
                                                                ---------

                Drugs/Medical Products - 7.10%
39,800          American Home Products Corporation              2,458,446
6,600           Bristol Myers Squibb Company                      418,506
5,900           Eli Lilly & Company                               468,814
19,100          Merck & Company, Incorporated                   1,531,820
10,100          Pfizer, Incorporated                              454,500
21,600          Schering-Plough Corporation                       869,400
                                                                ---------
                                                                6,201,486

                Electronics - 0.62%
24,000          Jabil Circuit, Incorporated*                      539,520
                                                                ---------

                Energy/Utilities - 3.54%
11,000          Duke Energy Corporation                           448,250
40,400          Exelon Corporation                              2,640,948
                                                                ---------
                                                                3,089,198

                Equipment - Semiconductor Manufacturers - 1.00%
20,600          Applied Materials, Incorporated*                  870,350
                                                                ---------

                Financial Services - 13.29%
46,666          Citigroup, Incorporated                         2,295,034
25,700          Countrywide Credit Industries, Incorporated     1,136,711
81,700          Federal Home Loan Mortgage Corporation          5,379,945
5,800           Federal National Mortgage Association             462,260
40,200          Household International Incorporated            2,328,384
                                                                ---------
                                                               11,602,334

                Insurance - 7.48%
20,500          AFLAC, Incorporated                             1,233,280
23,900          American General Corporation                    1,822,136
74,900          John Hancock Financial Services                 2,576,560
11,782          XL Capital Limited, Class A*                      895,550
                                                                ---------
                                                                6,527,526

                Machinery - 0.34%
7,200           Caterpillar, Incorporated                         299,520
                                                                ---------

                Metals/Mining - 4.18%
36,500          Alcoa Incorporated                              1,305,240
20,800          Minnesota Mining & Manufacturing Company        2,345,200
                                                                ---------
                                                                3,650,440


                Oil/Gas - 8.52%
19,000          Chevron Corporation                             1,627,540
5,400           Exxon Mobil Corporation                           437,670
31,400          Halliburton Company                             1,250,348
46,500          Texaco, Incorporated                            2,980,650
32,500          Unocal Corporation                              1,145,950
                                                                ---------
                                                                7,442,158

                Paper and Paper Products - 0.98%
18,400          Willamette Industries, Incorporated               855,232
                                                                ---------

                Retail - 14.17%
74,100          CVS Corporation                                 4,520,100
49,000          Gap, Incorporated                               1,334,760
112,300         Kroger Company*                                 2,722,152
119,300         McDonalds Corporation                           3,507,420
19,200          Staples, Incorporated*                            285,600
                                                                ---------
                                                               12,370,032

                Telecommunications - 10.62%
60,000          SBC Communications, Incorporated                2,862,000
49,500          Sprint Corporation                              1,106,820
55,200          Verizon Communications                          2,732,400
154,800         WorldCom, Incorporated*                         2,573,550
                                                                ---------
                                                                9,274,770

                Toys - 1.27%
65,200          Mattel, Incorporated                            1,105,792
                                                                ---------

                Transportation - 4.41%
39,400          Burlington Northern Santa Fe Corporation        1,182,394
32,400          Canadian Pacific Limited                        1,211,760
33,751          Sabre Group Holdings Corporation*               1,455,343
                                                                ---------
                                                                3,849,497
                                                                ---------

                Waste Disposal - 1.38%
47,500          Waste Management, Incorporated*                 1,205,075
                                                                ---------

Total Common Stocks (Cost-$75,650,003)                       $ 85,480,690
                                                             ------------
Total Investments (Cost-$77,562,003)    100.09%              $ 87,392,690
                                                             ------------
Other Liabilities in Excess of Assets   (0.09%)                  (77,091)
                                                             ------------
Total Net Assets                        100.00%              $ 87,315,599
                                                             ------------


* Non-income producing security.

See accompanying notes to financial statements.




February 28, 2001 (Unaudited)
-------------------------------------
SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO
-------------------------------------

Principal
Amount                                                          Value

                SHORT TERM CORPORATE NOTES - 8.80%
                Financial Services
                General Electric Capital Corporation Discount Note,
$1,000,000             5.44% due 03/02/01                     $ 1,000,000
                General Electric Capital Corporation Discount Note,
3,500,000              5.34% due 03/06/01                       3,500,000
                Prudential Funding Corporation Discount Note,
3,500,000              5.25% due 03/07/01                       3,500,000

                Total Short Term Corporate Notes (Cost-$8,000,000)
                                                                8,000,000
                                                                ---------
Shares
                COMMON STOCKS - 89.85%
                Banking - 3.00%
55,000          Wells Fargo Company                             2,730,200
                                                                ---------

                Biomedical - 1.96%
34,000          Genentech, Incorporated*                        1,785,000
                                                                ---------

                Computer Hardware - 4.48%
60,000          EMC Corporation*                                2,385,600
85,000          Sun Microsystems, Inc.*                         1,689,375
                                                                ---------
                                                                4,074,975
                                                                ---------
                Computer Software - 4.87%
2,208           McDATA Corporation*                                39,461
55,000          Microsoft Corporation*                          3,245,000
30,000          Siebel Systems, Incorporated*                   1,147,500
                                                                ---------
                                                                4,431,961
                                                                ---------

                Drugs/Medical Products - 15.45%
43,000          American Home Products Corporation              2,656,110
25,000          Johnson & Johnson                               2,433,250
105,000         Pfizer, Incorporated                            4,725,000
43,000          Pharmacia Corporation                           2,223,100
50,000          Schering Plough Corporation                     2,012,500
                                                                ---------
                                                               14,049,960
                                                               ----------
                Electronics - 7.97%
101,000         Intel Corporation                               2,884,813
35,000          PMC Sierra, Incorporated*                       1,172,500
63,000          Solectron Corporation*                          1,716,750
50,000          Texas Instruments, Incorporated                 1,477,500
                                                                ---------
                                                                7,251,563
                                                                ---------
                Financial Services - 9.63%
112,500         Charles Schwab Corporation                      2,351,250
65,000          Citigroup, Incorporated                         3,196,700
35,000          The Goldman Sachs Group, Incorporated           3,211,250
                                                                ---------
                                                                8,759,200
                                                                ---------
                Insurance - 5.81%
37,125          American International Group, Incorporated      3,036,825
21,000          Marsh & McLennan Companies, Incorporated        2,247,000
                                                                ---------
                                                                5,283,825
                                                                ---------

                Manufacturing - 7.88%
102,000         General Electric Company                        4,743,000
40,000          Illinois Tool Works, Incorporated               2,422,000
                                                                ---------
                                                                7,165,000
                                                                ---------
                Multimedia - 4.73%
45,000          AOL Time Warner, Incorporated*                  1,981,350
75,000          The Walt Disney Company                         2,321,250
                                                                ---------
                                                                4,302,600
                                                                ---------
                Networking Products - 2.61%
100,000         Cisco Systems, Incorporated*                    2,368,750
                                                                ---------

                Retail - 9.63%
55,000          Costco Wholesale Corporation                    2,296,250
80,000          Gap, Incorporated                               2,179,200
50,000          Home Depot, Incorporated                        2,125,000
43,000          Wal-Mart Stores, Incorporated                   2,153,870
                                                                ---------
                                                                8,754,320
                                                                ---------
                Semiconductor - 4.03%
60,000          Applied Materials, Incorporated*                2,535,000
23,000          Broadcom Corporation*                           1,132,750
                                                                ---------
                                                                3,667,750
                                                                ---------

                Telecommunications - 4.86%
55,000          Qwest Communciations International, Inc.*       2,033,350
50,000          SBC Communications, Incorporated                2,385,000
                                                                ---------
                                                                4,418,350
                                                                ---------
                Telecommunications Equipment & Products - 2.94%
55,000          JDS Uniphase Corporation*                       1,471,250
65,000          Nortel Networks Corporation                     1,201,850
                                                                ---------
                                                                2,673,100
                                                                ---------

Total Common Stocks (Cost-$75,088,565)                        $ 81,716,553
                                                                ----------
Total Investments (Cost-$83,088,565)    98.65%                $ 89,716,553
                                                                ----------
Other Assets in Excess of Liabilities   1.35%                    1,227,020
                                                                ----------
Total Net Assets                        100.00%               $ 90,943,573
                                                                ----------

* Non-income producing security.

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)
------------------------------
SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO
------------------------------


Shares                                                          Value

                COMMON STOCKS - 91.41%

                Automotive Equipment & Manufacturing - 2.25%
25,000          BorgWarner, Incorporated                      $ 1,092,500
                                                                ---------

                Banks - 2.18%
21,000          Centura Banks, Incorporated                     1,058,610
                                                                ---------

                Biotechnology - 1.12%
13,000          Cambrex Corporation                               542,230
                                                                ---------

                Chemicals - 1.42%
75,000          RPM, Incorporated                                 691,500
                                                                ---------

                Construction - Cement & Aggregates - 2.20%
35,000          Lafarge Corporation                             1,067,500
                                                                ---------

                Containers & Packaging - 2.18%
37,000          AptarGroup, Incorporated                        1,061,900
                                                                ---------

                Diversified Manufacturing - 4.42%
50,000          Teleflex, Incorporated                          2,147,500
                                                                ---------

                Electrical Products- 6.74%
42,000          Baldor Electric Company                           882,000
50,000          Belden, Incorporated                            1,234,000
65,000          Cable Design Technologies*                      1,159,600
                                                                ---------
                                                                3,275,600
                                                                ---------

                Electronic Components- 6.71%
61,000          Bel Fuse, Incorporated, Class B                 1,883,375
23,000          Excel Technology, Incorporated*                   439,875
27,000          Technitrol, Incorporated                          940,950
                                                                ---------
                                                                3,264,200

                Electronic - Controls & Equipment - 1.23%
42,000          Artesyn Technologies, Incorporated*               595,875
                                                                ---------

                Energy & Utilities - 5.60%
56,000          NUI Corporation                                 1,542,800
43,000          Questar Corporation                             1,178,200
                                                                ---------
                                                                2,721,000
                                                                ---------
                Funeral Services - 0.48%
70,000          Stewart Enterprises, Incorporated, Class A        234,063
                                                                ---------
                Garden Products - 0.91%
10,000          Toro Company                                      444,000
                                                                ---------

                Household Products - 4.04%
58,000          Church & Dwight Company, Incorporated           1,267,880
22,000          Libbey, Incorporated                              696,300
                                                                ---------
                                                                1,964,180
                                                                ---------
                Insurance - Life & Health - 2.48%
40,000          Protective Life Corporation                     1,204,000
                                                                ---------

                Machinery - 4.70%
78,000          Albany International Corporation, Class A*      1,411,800
28,000          Kennametal, Incorporated                          872,200
                                                                ---------
                                                                2,284,000
                                                                ---------
                Manufacturing - 5.09%
47,000          ACT Manufacturing, Incorporated*                  816,625
46,000          CLARCOR, Incorporated                           1,127,000
41,000          Wolverine Tube, Incorporated*                     529,310
                                                                ---------
                                                                2,472,935
                                                                ---------
                Medical Products - 4.77%
38,000          DENTSPLY International, Incorporated            1,429,750
19,000          PolyMedica Corporation*                           736,250
6,000           West Pharmaceutical Services, Incorporated        150,600
                                                                ---------
                                                                2,316,600
                                                                ---------
                Music - 1.36%
38,900          Steinway Musical Instruments, Incorporated*       661,300
                                                                ---------
                Oil/Gas - 5.47%
20,600          Newfield Exploration Company*                     721,412
38,000          Piedmont Natural Gas Company                    1,218,660
37,000          Vintage Petroleum, Incorporated*                  721,130
                                                                ---------
                                                                2,661,202
                                                                ---------
                Oil Field Services - 2.12%
50,000          Oceaneering International, Incorporated*        1,030,000
                                                                ---------
                Restaurants - 5.54%
26,000          Applebee's International, Incorporated            796,250
10,000          Jack In The Box, Incorporated*                    298,200
60,000          Outback Steakhouse, Incorporated *              1,596,000
                                                                ---------
                                                                2,690,450
                                                                ---------
                Retail - 8.54%
65,000          Claire's Stores, Incorporated                   1,132,300
10,000          Footstar, Incorporated*                           440,300
163,000         ShopKo Stores, Incorporated*                    1,581,100
71,000          SUPERVALU, Incorporated                           996,130
                                                                ---------
                                                                4,149,830
                                                                ---------
                Scientific & Technical Instruments - 1.78%
23,000          Veeco Instruments, Incorporated*                  866,813
                                                                ---------
                Semiconductor Industry - 3.92%
26,000          Actel Corporation*                                526,500
48,900          ATMI, Incorporated*                               822,131
40,000          LTX Corporation                                   557,500
                                                                ---------
                                                                1,906,131
                                                                ---------
                Steel - 0.98%
120,000         Oregon Steel Mills, Incorporated*                 477,600
                                                                ---------
                Trucking - 3.18%
60,000          Arkansas Best Corporation*                      1,005,000
21,000          Roadway Express, Incorporated                     542,063
                                                                ---------
                                                                1,547,063
                                                                ---------

Total Common Stocks (Cost-$44,680,361)                         44,428,581
                                                               ----------

Principal
Amount                                                          Value
                Repurchase Agreement - 6.90%
                State Street Bank & Trust Company: 3.00%, dated 2/28/01, to be repurchased at $3,420,002 on 3/1/01, collateralized by $3,055,000
                U.S. Treasury Bond, 6.375% due 8/15/27

$3,351,000      (Cost-$3,351,000)                               3,351,000
                                                                ---------

Total Investments (Cost-$48,031,361)    98.31%                $47,779,581
                                                               ----------
Other Assets in Excess of Liabilities   1.69%                     824,190
                                                                ---------
Total Net Assets                        100.00%               $48,603,771
                                                               ----------


* Non-income producing security.

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)
------------------------------
SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO
------------------------------

Shares                                                          Value
                COMMON STOCKS - 99.33%

                FINLAND - 1.33%
                Telecommunications
17,000          Nokia Corporation, Sponsored ADR              $  374,000
                                                                 -------
                FRANCE - 11.43%
                Insurance - Multiple Line - 1.97%
8,900           AXA, Sponsored ADR                                554,470
                                                                ---------
                Oil/Gas - 2.03%
8,130           TotalFinaElf, Sponsored ADR                       573,246
                                                                ---------
                Pharmaceuticals - 4.47%
15,600          Aventis, Sponsored ADR                          1,259,856
                                                                ---------
                Telecommunications - 2.96%
11,400          Alcatel, Sponsored ADR                            441,408
6,500           France Telecom, Sponsored ADR                     393,250
                                                                ---------
                                                                  834,658
                                                                ---------
                GERMANY - 11.29%
                Banking - 3.05%
10,400          Deutsche Bank AG, Sponsored ADR                   860,745
                                                                ---------
                Computer Software - 2.54%
18,500          SAP AG, Sponsored ADR                             715,765
                                                                ---------
                Diversified Manufacturing Operations - 2.39%
5,800           Siemens AG, Unsponsored ADR*                      673,110
                                                                ---------
                Drugs/Medical Products - 1.55%
5,100           Roche Holdings Limited, Sponsored ADR             438,477
                                                                ---------
                Insurance - 1.76%
14,900          Allianz AG, Sponsored ADR                         496,170
                                                                ---------
                HONG KONG - 4.54%
                Closed End Funds - 2.39%
56,500          Ishares MSCI Hong Kong                            674,610
                                                                ---------
                Diversified Operations - 2.15%
10,201          Hutchison Whampoa Limited, Unsponsored ADR        604,896
                                                                ---------
                ITALY - 2.18%
                Banks
19,800          San Paolo - IMI S.P.A., Sponsored ADR             614,394
                                                                ---------
                JAPAN - 19.29%
                Audio/Video Products - 3.61%
                Matsushita Electric Industrial Company, Ltd.
27,000                 Sponsored ADR                              504,090
7,200           Sony Corporation, Sponsored ADR                   514,872
                                                                ---------
                                                                1,018,962
                                                                ---------
                Banking - 2.19%
61,331          Bank of Tokyo - Mitsubishi Limited, Sp. ADR       618,216
                                                                ---------
                Computer Software - 1.03%
33,000          Trend Micro, Incorporated, Sponsored ADR*         290,813
                                                                ---------
                Cosmetics/Toiletries - 2.53%
2,859           Kao Corporation, Unsponsored ADR                  714,196
                                                                ---------
                Finance - 1.62%
10,260          Orix Corporation, Sponsored ADR                   457,083
                                                                ---------
                Identification Sys/Development- 1.93%
4,500           Secom Limited,  Unsponsored ADR                   544,032
                                                                ---------
                Office Equipment - 1.96%
16,820          Canon, Incorporated, Sponsored ADR                551,191
                                                                ---------
                Retail - 2.24%
15,118          Seven-Eleven Japan, Limited, Unsponsored ADR      631,577
                                                                ---------
                Telecommunications - 2.18%
18,700          Nippon Telegraph & Telephone Corporation, ADR     615,230
                                                                ---------

                NETHERLANDS - 10.96%
                Banking - 2.82%
11,470          ING Groep N.V., Sponsored ADR                     796,018
                                                                ---------
                Electronics - 1.15%
9,914           Koninklijke Philips Electronics N.V.              323,593
                                                                ---------
                Multimedia - 4.68%
31,100          VNU N.V., Sponsored ADR                         1,318,438
                                                                ---------
                Transportation - 2.31%
27,500          TNT Post Groep N.V., Sponsored ADR                651,750
                                                                ---------
                SOUTH KOREA - 1.89%
                Telecommunication
17,815          Korea Telecom Corporation, Sponsored ADR          534,450
                                                                ---------
                SPAIN - 7.25%
                Banking - 3.47%
43,250          Banco Bilbao Vizcaya Argentaria, Sponsored ADR    639,235
32,840          Banco Santander Central Hispano, Sponsored ADR    340,551
                                                                ---------
                                                                  979,786
                                                                ---------
                Telecommunications - 3.78%
20,993          Telefonica, Sponsored ADR                       1,065,375
                                                                ---------
                SWITZERLAND - 4.95%
                Food Products - 3.35%
8,640           Nestle, Sponsored ADR                             945,304
                                                                ---------
                Human Services - 1.60%
5,800           Adecco, Sponsored ADR                             452,110
                                                                ---------
                UNITED KINGDOM - 24.22%
                Advertising - 1.93%
9,200           WPP Group PLC, Sponsored ADR                      542,800
                                                                ---------
                Banking - 2.53%
5,800           Barclays PLC, Sponsored ADR                       714,560
                                                                ---------
                Financial Services - 4.05%
17,180          HSBC Holdings PLC, Sponsored ADR                1,142,470
                                                                ---------
                Insurance - 2.10%
21,950          Prudential PLC, Sponsored ADR                     592,650
                                                                ---------
                Multimedia - 1.24%
3,800           Reuters Group PLC, Sponsored ADR                  350,550
                                                                ---------
                Oil/Gas - 2.40%
13,800          Shell Transport & Trading Company                 677,718
                                                                ---------
                Pharmaceuticals - 2.74%
13,950          GlaxoSmithKline PLC, Sponsored ADR*               771,575
                                                                ---------
                Telecommunications - 7.23%
40,175          Marconi PLC, Sponsored ADR                        544,853
54,720          Vodafone Group PLC, Sponsored ADR               1,494,403
                                                                ---------
                                                                2,039,257
                                                                ---------
Total Investments (Cost-$29,999,282)    99.33%                $28,014,100
                                                              -----------
Other Assets in Excess of Liabilities   0.67%                     189,574
                                                              -----------
Total Net Assets                        100.00%               $28,203,674
                                                              -----------

* Non-income producing security.

Summary of Abbreviations:
ADR - American Depository Receipt
PLC - Public Liability Company

See accompanying notes to financial statements.




February 28, 2001 (Unaudited)
---------------------------------
SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO
---------------------------------
Principal
Amount                                                          Value

                U.S. GOVERNMENT NOTES - 42.31%

                Federal Home Loan Mortgage Corp -  10.21%
$1,000,000      5.125% due 10/15/08                            $  971,720
1,035,190       Series 1369, Class G, 6.50% due 03/15/06        1,035,832
1,022,248       Series 1465, Class E, 6.50% due 09/15/06        1,022,248
103,268         Series 1822, Class C, 6.50% due 04/15/20          103,300
425,997         Series 1921, Class T, 7.25% due 04/15/24          429,588
155,031         Series 1980, Class C, 6.85% due 10/15/21          155,079
500,000         Series 2047, Class PB, 6.125% due 12/15/13        500,465
                                                                ---------
                                                                4,218,232
                                                                ---------
                Federal National Mortgage Association -  22.46%
8,000,000       6.00% due 05/15/08                              8,212,480
1,000,000       7.00% due 07/15/05                              1,068,440
                                                                ---------
                                                                9,280,920
                                                                ---------
                U.S. Treasury Notes - 9.64%
3,000,000       5.625% due 05/15/08                             3,123,750
800,000         6.75% due 03/15/05                                861,688
                                                                ---------
                                                                3,985,438
                                                                ---------
Total Cost U.S. Government Notes (Cost-$16,665,155)            17,484,590
                                                               ----------
                CORPORATE NOTES & BONDS - 47.49%

                Automotive - 3.48%
1,500,000       TRW, Incorporated, 6.05% due 01/15/05           1,436,805
                                                                ---------
                Chemicals - 3.68%
1,500,000       ICI Wilmington, 6.95% due 09/15/04              1,521,600
                                                                ---------
                Financial Services -  9.44%
1,000,000       Associates Corporation North America, 6.625%
                  due 06/15/05                                  1,032,400
                Bellsouth Savings & Security ESOT, MTN, Ser. A,
207,017           9.125% due 07/01/03                             222,851
                Bellsouth Savings & Security ESOP, MTN, Series A, 344,194
                  9.125% due 07/01/03                             359,084
750,000         BHP Finance USA Limited, 7.875% due 12/01/02      778,935
                Collateralized Mortgage Securities Corporation,
327,782           Series 1992-3,Class E, 8.00% due 11/20/20       327,372
                Copelco Capital Funding Corporation, Series 1999-B,
168,307           Class A3, 6.61% due 12/18/02                    169,505
                Ford Credit Auto Owner Trust, Series 1999D,
252,666           6.20% due 04/15/02                              252,982
                National Auto Finance, Series 1996-1, Class A,
72,059            6.33% due 12/21/02                               72,121
                Prime Credit Card Master Trust, Series 1996-1,
650,000           Class A, 6.70% due 07/15/04                     651,625
                Residential Asset Securitization Trust, Series
34,673            1997-A10, Class A1, 7.25% due 12/25/27           34,717
                                                                ---------
                                                                3,901,592
                                                                ---------
                Healthcare Services - 2.99%
1,200,000       Tenet Healthcare Corporation, 8.625%
                  due 12/01/03                                  1,236,000
                                                                ---------
                Insurance - 2.10%
825,000         Geico Corporation, 9.15% due 09/15/21             868,643
                                                                ---------
                Metals/Mining - 2.92%
1,200,000       Cyprus Minerals Company, 6.625% due 10/15/05    1,204,884
                                                                ---------
                Multimedia - 2.50%
1,000,000       Westinghouse Electric Corporation, 8.375%
                  due 06/15/02                                  1,033,470
                                                                ---------
                Oil/Gas - 0.69%
                Amoco Canada Petroleum Company Limited,
275,000           7.25% due 12/01/02                              284,411
                                                                ---------
                Pharmaceuticals -2.58%
1,000,000       American Home Products, 7.90% due 22/15/05      1,065,800
                                                                ---------
                Power/Utility - 9.67%
1,000,000       Detroit Edison Company, 7.50% due 02/01/05      1,050,680
1,000,000       Philadelphia Electric Company, 5.625% due
                  11/01/01                                      1,001,090
600,000         Public Service Electric & Gas Company, 8.875%
                  due 06/01/03                                    640,230
150,000         Public Service Electric & Gas Company, 7.875%
                  due 11/01/01                                    152,109
550,000         South Carolina Electric & Gas Company, 7.50%
                  due 06/15/05                                    584,485
700,000         Southern California Edison, 5.875% due 01/15/01   567,000
                                                                ---------
                                                                3,995,594
                                                                ---------
                Telecommunications -  1.25%
                Chesapeake and Potomac Telephone Company,
500,000           7.00% due 08/15/04                              517,565
                                                                ---------
                Transportation - 3.16%
1,300,000       Union Pacific Corporation, Series E, 6.12%
                  due 02/01/04                                  1,306,812
                                                                ---------
                Waste Disposal - 3.03%
500,000         WMX Technologies, 6.70% due 05/01/01              500,035
750,000         WMX Technologies, 7.125% due 06/15/01             749,513
                                                                ---------
                                                                1,249,548
                                                                ---------

Total Corporate Notes & Bonds (Cost-$19,616,339)              $19,622,724
                                                               ----------
Total Investments (Cost-$36,281,494)    89.80%                $37,107,314
                                                               ----------
Other Assets in Excess of Liabilities   10.20%                  4,216,507
                                                               ----------
Total Net Assets                        100.00%               $41,323,821
                                                               ----------

Summary of Abbreviations:
MTN - Medium Term Note


See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

-----------------------------
SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO
-----------------------------

Principal
Amount                                                          Value

                SHORT-TERM INVESTMENTS - 3.68%

                DELAWARE - 1.84%
                Power/Utility
                Delaware State Economic Development Authority
$100,000          Revenue, 3.55% due 10/01/17                  $100,000
                Delaware State Economic Development Authority
100,000           Revenue, 3.30% due 10/01/17                   100,000
                                                                -------
                                                                200,000
                                                                -------
                NEW YORK - 0.92%
                Education
                New York State Job Development Authority, Series B,
100,000           3.10% due 03/01/05                            100,000
                                                                -------
                TEXAS - 0.92%
                Health/Hospitals
100,000         North Central Texas Health Facilities, 3.20%
                  due 12/01/15                                  100,000
                                                                -------

Total Short-Term Investments (Cost-$400,000)                    400,000
                                                                -------

                MUNICIPAL BONDS - 94.35%

                ARIZONA - 4.27%
                Education
                Sedona Arizona Wastewater Municipal Property,
500,000           4.75% due 07/01/27                            463,700
                                                                -------
                CALIFORNIA - 8.18%
                Education - 2.90%
                California State Public Works Board Lease Revenue,
50,000            6.00% due 09/01/15                            55,062
                California State Public Works Board Lease Revenue,
250,000           5.375% due 10/01/17                           260,013
                                                                -------
                                                                315,075
                                                                -------
                Housing - 3.44%
                California Housing Finance Agency, Single
365,000           Family Mortgage, Series A, Class I, 5.30%
                  due 08/01/18                                  373,318
                                                                -------
                Turnpike/Toll - 1.84%
200,000         Foothill/Eastern Corridor Agency, 5.75%
                  due 01/15/40                                  199,676
                                                                -------
                COLORADO - 1.48%
                Health/Hospitals
150,000         Denver, Colorado City & County Revenue,
                  6.00% due 10/01/15                            160,364
                                                                -------
                FLORIDA - 0.35%
                Education
35,000          Dade County, Florida School Board, Series A,
                  5.75% due 05/01/12                             37,538
                                                                -------
                GEORGIA - 4.23%
                Education - 2.16%
215,000         Jackson County, Georgia School District,
                  6.00% due 07/01/14                            234,630
                                                                -------
                General Obligation - 2.07%
200,000         Georgia State, Series B, 6.25% due 04/01/07     224,452
                                                                -------
                HAWAII - 4.42%
                General Obligation
505,000         Hawaii State, Series CR, 4.75% due 04/01/18     480,548
                                                                -------
                ILLINOIS - 4.48%
                Health/Hospitals
500,000         Illinois Health Facilities Authority Revenue,
                  5.00% due 11/15/18                            486,220
                                                                -------
                IOWA - 0.49%
                Water/Sewer
50,000          West Des Moines, Iowa Water Revenue, 6.80%
                  due 12/01/13                                   52,824
                                                                -------

                KENTUCKY - 0.96%
                Turnpike/Toll
                Kentucky State Turnpike Authority Economic
100,000           Development, 5.625% due 07/01/15              104,680
                                                                -------
                LOUISIANA - 1.47%
                General Obligation
150,000         New Orleans, Louisiana, 6.125% due 10/01/16     159,366
                                                                -------
                MARYLAND - 2.96%
                Resource Recovery
                Maryland State Energy Financing Administration,
300,000           Solid Waste, Disposal Revenue, 6.30%
                  due 12/01/10                                  321,141
                                                                -------
                MISSOURI - 0.33%
                Housing
                Missouri State Housing Development
                  Commission Mortgage Revenue, 6.90%
35,000            due 07/01/18                                   36,075
                                                                -------
                NEBRASKA - 0.40%
                Power/Utility
                Omaha, Nebraska Public Power Distribution
40,000            Electric Revenue,Ser C, 5.50% due 02/01/14     43,318
                                                                -------
                NEVADA - 1.45%
                Housing
                Nevada Housing Division Single Family, Series A-1,
150,000           6.15% due 04/01/17                            157,791
                                                                -------
                NEW YORK - 9.18%
                Education - 1.27%
125,000         New York State Dormitory Authority Revenue,
                  5.75% due 07/01/09                            138,138
                                                                -------
                General Obligation - 6.79%
200,000         New York, New York, Series A, 6.50% due 07/15/06
                                                                224,082
                New York, New York, Transitional Finance Authority,
500,000           5.375% due 02/15/18                           513,540
                                                                -------
                                                                737,622
                                                                -------
                Housing - 0.73%
                New York State Mortgage Agency Revenue, Series 54,
75,000            6.10% due 10/01/15                             79,513
                                                                -------
                Pollution Control - 0.39%
                New York State Environmental Facilities Pollution Revenue,
40,000            5.875% due 06/15/14                            42,375
                                                                -------
                NORTH DAKOTA - 5.77%
                Housing
245,000         North Dakota State Housing Finance Agency,
                  Series A, 5.25% due 07/01/18                  241,418
380,000         North Dakota State Housing Finance Agency,
                  Series C, 5.50% due 07/01/18                  386,072
                                                                -------
                                                                627,491
                                                                -------
                OHIO - 5.06%
                General Obligation - 4.52%
500,000         Akron, Ohio, 5.00% due 12/01/18                 491,300
                                                                -------
                Health/Hospitals - 0.54%
50,000          Lorain County, Ohio, Hospital Revenue, 7.75%
                  due 11/01/13                                   58,376
                                                                -------
                PENNSYLVANIA - 1.22%
                Tax Allocation - 0.72%
                Philadelphia, Pennsylvania Municipal Authority Revenue,
75,000            5.625% due 11/15/14                            77,865
                                                                -------
                Water/Sewer - 0.50%
                Pittsburgh, Pennsylvania Water & Sewer Authority
50,000            System Revenue, Series B, 5.60% due 09/15/15   53,847
                                                                -------
                PUERTO RICO - 0.64%
                Power/Utility
65,000          Puerto Rico Electric Power Authority, 6.00%
                  due 07/01/15                                   69,634
                                                                -------
                SOUTH CAROLINA - 6.83%
                Health/Hospitals - 2.30%
                Spartanburg County, South Carolina Health
250,000           Services, Series B, 5.125% due 04/15/17       250,205
                                                                -------
                Power/Utility - 4.53%
                Piedmont Municipal Power Agency South Carolina
500,000           Electric Revenue, Ser A, 5.00% due 01/01/18   491,590
                                                                -------
                TEXAS - 9.51%
                Education - 6.17%
250,000         Houston, Texas Independent School District,
                  Series A, 5.00% due 2/15/24                   240,905
400,000         Texas State University System Revenue, 5.375%
                  due 03/15/09                                  429,264
                                                                -------
                                                                670,169
                                                                -------
                General Obligation - 0.95%
75,000          Houston , Texas, Series C, 5.25% due 04/01/14    76,209
25,000          San Antonio, Texas Certificates of Obligation,
                  6.625% due 08/01/14                            27,348
                                                                -------
                                                                103,557
                                                                -------
                Housing - 1.92%
200,000         Texas State Veterans Housing Assistance,
                Series B, 5.75% due 12/01/13                    208,930
                                                                -------
                Power/Utility - 0.47%
50,000          Brazos River Authority Texas Revenue, 5.80%
                  due 08/01/15                                   50,665
                                                                -------
                UTAH - 3.54%
                General Obligation
400,000         Clearfield County, Utah, 5.00% due 02/01/23     384,532
                                                                -------
                VIRGINIA - 2.84%
                Housing
                Virginia State Housing Development Authority,
300,000         Series B, 5.40% due 01/01/15                    308,397
                                                                -------
                WASHINGTON - 2.75%
                Education - 2.42%
250,000         Spokane County, Washington School District,
                  Series A, 5.45% due 06/01/13                  262,308
                                                                -------
                Power/Utility - 0.33%
                Seattle, Washington Municipal Light & Power
35,000            Revenue, Series A, 5.75% due 08/01/11          36,204
                                                                -------
                WASHINGTON D.C. - 2.08%
                Public Facilities
                Washington, D.C. Convention Center Authority Dedicated Tax,
250,000           Revenue, Senior Lien, 4.75% due 10/01/28      225,953
                                                                -------
                WISCONSIN - 9.22%
                Health/Hospitals - 6.36%
                Wisconsin State Health & Educational Facilities
400,000           Authority Revenue, Ser A, 5.25% due 08/15/19  396,724
                Wisconsin State Health & Educational Facilities
300,000           Authority Revenue, 5.25% due 08/15/27         293,571
                                                                -------
                                                                690,295
                                                                -------
                Housing - 2.86%
                Wisconsin Housing & Economic Development
300,000           Authority, Series F, 6.20% due 03/01/27       310,611
                                                                -------
                WYOMING - 0.24%
                Housing
                Wyoming Community Development Authority
25,000          Housing Revenue, 6.65% due 12/01/06              25,828
                                                                -------

Total Municipal Bonds (Cost-$10,053,857)                    $10,246,116
                                                             ----------
Total Investments (Cost-$10,453,857)            98.03%      $10,646,116
                                                             ----------
Other Assets in Excess of Liabilities           1.97%           214,485
                                                             ----------
Total Net Assets                                100.00%     $10,860,601
                                                             ----------

Summary of Abbreviations:
FRN - Floating Rate Note


See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

--------------------------------------
SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
--------------------------------------

Principal
Amount                                                          Value

                U.S. GOVERNMENT NOTES - 97.98%

                Federal Farm Credit Bank Discount Notes - 11.27%
1,365,000         6.33% due 3/05/01                             1,364,040
24,000            5.53% due 3/12/01                                23,959
3,234,000         6.33% due 3/12/01                             3,227,745
45,000            6.10% due 3/13/01                                44,909
27,000            5.23% due 6/01/01                                26,639
16,000            5.25% due 6/01/01                                15,785
105,000           4.55% due 11/19/01                              101,510
                                                                ---------
                Total Federal Farm Credit Bank (Cost-$4,804,587)
                                                                4,804,587
                                                                ---------
                Federal Home Loan Bank Discount Notes - 17.54%
1,036,000         5.50% due 3/28/01                             1,031,726
865,000           6.28% due 4/16/01                               858,059
415,000           6.30% due 4/16/01                               411,659
1,179,000         5.20% due 4/25/01                             1,169,634
2,202,000         5.65% due 6/27/01                             2,161,220
977,000           5.08% due 7/11/01                               958,802
903,000           5.05% due 7/12/01                               886,153
                Total Federal Home Loan Bank Discount Notes
                (Cost-$7,477,253)                               ---------
                                                                7,477,253
                                                                ---------

                Federal Home Loan Mortgage Discount Notes - 6.43%
102,000           6.15% due 3/22/01                               101,634
2,460,000         5.25% due 4/06/01                             2,447,085
56,000            5.30% due 4/06/01                                55,703
139,000           4.88% due 7/20/01                               136,343
                Total Federal Home Loan Mortgage Discount Notes
                (Cost-$2,740,765)                               ---------
                                                                2,740,765
                                                                ---------

                Federal Home Loan Mortgage Reference Notes - 0.09%
39,000            4.94% due 8/16/01                                38,101
                Total Federal Home Loan Mortgage Reference Notes
                (Cost-$38,101)                                  ---------
                                                                   38,101
                                                                ---------

                Federal Home Loan Mortgage Medium Term Notes -2.35%
1,000,000         6.86% due 7/24/01                             1,000,060
                Total Federal Home Loan Mortgage Medium Term Notes
                (Cost-$1,000,060)                               ---------
                                                                1,000,060
                                                                ---------
                Federal National Mortgage Association - 60.30%
5,930,000         6.27% due 3/01/01                             5,930,000
92,000            6.30% due 3/01/01                                92,000
1,289,000         6.34% due 3/01/01                             1,289,000
84,000            6.36% due 3/01/01                                84,000
155,000           5.35% due 3/09/01                               154,816
4,814,000         6.20% due 3/15/01                             4,802,393
639,000           6.33% due 3/22/01                               636,640
1,068,000         6.28% due 4/12/01                             1,060,175
80,000            6.29% due 4/16/01                                79,357
72,000            6.30% due 4/16/01                                71,420
423,000           5.28% due 4/19/01                               419,960
90,000            5.34% due 4/26/01                                89,252
2,844,000         5.13% due 5/03/01                             2,818,468
310,000           6.01% due 5/18/01                               305,963
429,000           5.14% due 5/24/01                               423,855
1,152,000         5.82% due 6/21/01                             1,131,141
95,000            5.07% due 7/05/01                                93,314
1,020,000         4.97% due 7/26/01                             1,000,145
605,000           4.92% due 7/26/01                               592,846
227,000           4.95% due 7/26/01                               222,412
965,000           4.93% due 8/02/01                               944,649
193,000           4.87% due 8/23/01                               188,431
2,050,000         4.95% due 9/25/01                             1,991,370
288,000           4.82% due 11/30/01                              277,435
1,048,000         4.77% due 1/25/02                             1,002,176
                Total Federal National Mortgage Association
                (Cost-$25,701,218)                              ----------
                                                                25,701,218
                                                                ----------

Total Investments (Cost-$41,761,984)            97.98%         $41,761,984
                                                                ----------
Other Assets in Excess of Liabilities           2.02%              860,166
                                                                ----------
Total Net Assets                                100.00%        $42,622,150
                                                                ----------

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

---------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------


                                        Large                   Large
                                        Capitalization          Capitalization
                                        Value                   Growth
                                        Portfolio               Portfolio
                                        ---------------         --------------
Assets
 Investments, (including repurchase
 agreements of $0, $0, $3,351,000, $0,
 $0, $0, $0, respectively; note 1f),
 at value cost-$77,562,003; $83,088,565;
 $48,031,361; $29,999,282; $36,281,494;
 $10,453,857; $41,761,984, respectively;
 note 1a)                               $87,392,690             $89,716,553
Cash                                    567                     1,109,682
Receivable for shares of beneficial
 interest sold                          226,846                 207,071
Receivable for investments sold         -                       -
Interest receivable                     -                       2,455
Dividends receivable                    164,008                 53,435
Foreign taxes receivable                -                       -
Prepaid expenses and other assets       317,493                 371,971
                                        ----------              ----------
  Total Assets                          88,101,604              91,461,167
                                        ----------              ----------
Liabilities
 Payable to manager                     44,357                  50,714
 Administration fee payable             7,208                   8,263
 Payable for shares of beneficial
   interest redeemed                    155,486                 458,617
 Payable for investments purchased      578,954                 -
 Other payables and accrued expenses    -                       -
                                        ----------              ----------
       Total Liabilities                786,005                 517,594
                                        ----------              ----------
Net Assets
 Shares of beneficial interest at
   par value                            43,520                  49,651
 Paid-in-surplus                        76,705,316              83,582,769
 Accumulated undistributed net
   investment income (loss)             58,672                  (221,240)
 Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions                         677,404                 904,405
 Net unrealized appreciation
   (depreciation) on investments        9,830,687               6,627,988
                                        -----------             -----------
      Total Net Assets                  $87,315,599             $90,943,573
                                        ===========             ===========
Net Asset Value per Share
 Class I
 -------
 Net Assets                             $81,868,079             $84,934,322
 Shares of beneficial interest
   outstanding                          4,075,728               4,629,282
 Net asset value and offering price per -----------             -----------
    Share                               $20.09                  $18.35
                                        ===========             ===========
Net Asset Value per Share
 Class B
 -------
 Net Assets                             $1,561,650              $1,869,354
 Shares of beneficial interest
   outstanding                          79,257                  104,564
 Net asset value and offering price per ----------              ----------
     Share                              $19.70                  $17.88
                                        ==========              ==========
Net Asset Value per Share
 Class C
 -------
 Net Assets                             $3,885,870              $4,139,897
 Shares of beneficial interest
   outstanding                          196,965                 231,141
 Net asset value and offering price per ----------              ----------
     Share                              $19.73                  $17.91
                                        ==========              ==========

See accompanying notes to financial statements.


February 28, 2001 (Unaudited)

---------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------

                                        Small                   International
                                        Capitalization          Equity
                                        Portfolio               Portfolio
                                        --------------          -------------
Assets
 Investments, (including repurchase
 agreements of $0, $0, $3,351,000, $0,
 $0, $0, $0, respectively; note 1f), at
 value cost-$77,562,003; $83,088,565;
 $48,031,361; $29,999,282; $36,281,494;
 $10,453,857; $41,761,984, respectively;
 note 1a)                               $47,779,581             $28,014,100
Cash                                    1,151                   -
 Receivable for shares of beneficial
   interest sold                        40,293                  61,457
 Receivable for investments sold        2,063,881               -
 Interest receivable                    279                     -
 Dividends receivable                   62,308                  43,839
 Foreign taxes receivable               -                       40,237
 Prepaid expenses and other assets      49,400                  126,809
                                        ------------            ------------
   Total Assets                         49,996,893              28,286,442

Liabilities
 Payable to manager                     25,128                  17,828
 Administration fee payable             3,997                   2,488
 Payable for shares of beneficial
   interest redeemed                    70,019                  62,452
 Payable for investments purchased      1,293,978               -
 Other payables and accrued expenses    -                       -
   Total Liabilities                    ---------               ----------
                                        1,393,122               82,768
                                        ---------               ----------
Net Assets
 Shares of beneficial interest at par
   value                                41,805                  25,746
 Paid-in-surplus                        44,687,752              25,548,688
 Accumulated undistributed net
   investment income (loss)             (61,958)                (135,258)
 Accumulated net realized gain (loss)
   on investments and foreign currency
    transactions                        4,187,952               749,680
 Net unrealized appreciation
   (depreciation) on investments        (251,780)               (1,985,182)
                                        -----------             -----------
     Total Net Assets                   $48,603,771             $28,203,674
                                        ===========             ===========
Net Asset Value per Share
 Class I
 -------
 Net Assets                             $46,908,828             $26,741,944
 Shares of beneficial interest
   outstanding                          4,031,811               2,438,297
 Net asset value and offering price per
    Share                               -----------             -----------
                                        $11.63                  $10.97
                                        ===========             ===========
Net Asset Value per Share
 Class B
 -------
 Net Assets                             $436,054                $364,164
 Shares of beneficial interest
   outstanding                          38,304                  33,898
 Net asset value and offering price per
     Share                              ------------            -----------
                                        $11.38                  $10.74
Net Asset Value per Share               ============            ===========
 Class C
 -------
 Net Assets                             $1,258,889              $1,097,566
 Shares of beneficial interest
   outstanding                          110,307                 102,253
 Net asset value and offering price per
     Share                              ----------              -----------
                                        $11.41                  $10.73
                                        ==========              ===========

See accompanying notes to financial statements.



February 28, 2001 (Unaudited)

---------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------
                                                                     U.S.
                                                                     Government
                                        Investment     Municipal     Money
                                        Quality Bond   Bond          Market
                                        Portfolio      Portfolio     Portfolio
                                        ------------   -----------   ----------

Assets
 Investments, (including repurchase
 agreements of $0, $0, $3,351,000, $0,
 $0, $0, $0, respectively; note 1f), at
 value cost-$77,562,003; $83,088,565;
 $48,031,361; $29,999,282; $36,281,494;
 $10,453,857; $41,761,984, respectively;
 note 1a)                               $37,107,314    $10,646,116   $41,761,984
Cash                                    3,778,062      34,984        580
 Receivable for shares of beneficial
   interest sold                        67,956         35,795        1,096,324
 Receivable for investments sold        -              -             -
 Interest receivable                    573,982        134,103       7,051
 Dividends receivable                   -              -             -
 Foreign taxes receivable               -              -             -
 Prepaid expenses and other assets      34,829         28,550        59,792
       Total Assets                     -----------    -----------   -----------
                                        41,562,143     10,879,548    42,925,731
                                        -----------    -----------   -----------
Liabilities
 Payable to manager                     17,056         4,484         14,944
 Administration fee payable             3,235          837           3,275
 Payable for shares of beneficial
   interest redeemed                    218,031        -             285,362
 Payable for investments purchased      -              -             -
 Other payables and accrued expenses    -              13,626        -
       Total Liabilities                -----------    -----------   -----------
                                        238,322        18,947        303,581
                                        -----------    -----------   -----------
Net Assets
 Shares of beneficial interest at par
   value                                40,120         10,397        207,449
 Paid-in-surplus                        40,908,900     10,740,586    42,408,559
 Accumulated undistributed net
   investment income (loss)             1,895          2,043         1,895
 Accumulated net realized gain (loss)
   on investments and foreign currency
    transactions                        (452,914)      (84,684)      4,247
 Net unrealized appreciation
   (depreciation) on investments        825,820        192,259       -
                                        -----------    ----------    -----------
       Total Net Assets                 $41,323,821    $10,860,601   $42,622,150
                                        ===========    ==========    ===========

Net Asset Value per Share
 Class I
 -------
 Net Assets                             $39,411,970    $10,586,969   $40,819,262
 Shares of beneficial interest
    outstanding                         3,826,407      1,013,539     40,815,408
 Net asset value and offering price     -----------    -----------   -----------
    per Share                           $10.30         $10.45        $1.00
                                        ===========    ===========   ===========
Net Asset Value per Share
 Class B
 -------
 Net Assets                             $158,708       $17,082       $131,809
  Shares of beneficial interest
   outstanding                          15,423         1,634         131,792
  Net asset value and offering price    ----------     -----------   -----------
   per Share                            $10.29         $10.46        $1.00
                                        ==========     ===========   ===========
Net Asset Value per Share
 Class C
 -------
 Net Assets                             $1,753,143     $256,550      $1,671,079
 Shares of beneficial interest
   outstanding                          170,105        24,564        1,670,703
 Net asset value and offering price     ----------     ----------    -----------
   per Share                            $10.31         $10.44        $1.00
                                        ==========     ==========    ===========

See accompanying notes to financial statements.





Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------


                                        Large                   Large
                                        Capitalization          Capitalization
                                        Value                   Growth
                                        Portfolio               Portfolio
                                        ---------------         --------------
Investment Income
 Dividends                              $625,472(1)             $313,058(1)
 Interest                               80,321                  57,613
                                        -----------             -----------
   Total investment income              705,793                 370,671
                                        -----------             -----------
Operating Expenses
 Management fees (notes 2a, 2e)         272,387                 389,502
 Administration fees (note 2c)          25,340                  39,820
 Transfer and dividend disbursing
 agent fees                             45,250                  63,350
 Custodian fees (note 2a)               25,805                  40,800
 Registration fees                      15,168                  11,881
 Professional  fees                     16,167                  17,072
 Reports and notices to
  shareholders                          5,430                   11,808
 Trustees' fees                         1,810                   9,224
 Distribution & service fees
   (note 2d)
     Class B                            7,227                   11,684
     Class C                            18,769                  28,311
 Miscellaneous                          2,042                   3,010
                                        -----------             ----------
   Total operating expenses             435,395                 626,462
                                        -----------             ----------
     Less: Management fees waived
        and/or expenses assumed
        (note 2a)                       -                       -
          Expense offset
          arrangement (note 2a)         (465)                   (32,655)
                                        -----------             -----------
     Net operating expenses             434,930                 593,807
                                        -----------             -----------
     Net investment income (loss)       270,863                 (223,136)
                                        -----------             -----------
Realized and Unrealized
Gain(Loss) on Investments-Net
 Net realized gain (loss) on
  securities                            2,119,494               1,965,675

 Net change in unrealized
   Appreciation (depreciation) on
   investments                          7,081,032               (57,902,326)
                                        ----------              ------------
 Net realized gain (loss) and change
   in unrealized appreciation
   (depreciation) on investments        9,200,526               (55,936,651)

  Net increase (decrease) in net
   assets resulting from operations     $9,471,389              ($56,159,787)
                                        ===========             =============

     (1) Net of foreign withholding taxes of $1,816, $90 and $4,715 for Large Capitalization Value, Large Capitalization Growth and International Equity, respectively.

See accompanying notes to financial statements.


Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------

                                        Small                   International
                                        Capitalization          Equity
                                        Portfolio               Portfolio
                                        --------------          -------------
Investment Income
 Dividends                              $174,544                $58,811(1)
 Interest                               62,877                  -
                                        --------------          -------------
    Total investment income             237,421                 58,811
                                        --------------          -------------
Operating Expenses
 Management fees (notes 2a, 2e)         152,047                 127,002
 Administration fees (note 2c)          12,670                  9,050
 Transfer and dividend disbursing
 agent fees                             27,150                  24,435
 Custodian fees (note 2a)               51,438                  28,743
 Registration fees                      12,040                  10,315
 Professional  fees                     14,357                  11,642
 Reports and notices to
  shareholders                          6,538                   2,500
 Trustees' fees                         4,983                   744
 Distribution & service fees
   (note 2d)
     Class B                            2,078                   1,980
     Class C                            7,368                   6,676
 Miscellaneous                          2,007                   1,117
                                        -------------           -------------
   Total operating expenses             292,676                 224,204
                                        -------------           -------------
     Less: Management fees waived
        and/or expenses assumed
        (note 2a)                       -                       -
          Expense offset
          arrangement (note 2a)         (758)                   (26,933)
                                        -------------           -------------
     Net operating expenses             291,918                 197,271
                                        -------------           -------------
     Net investment income (loss)       (54,497)                (138,460)
                                        -------------           -------------
Realized and Unrealized
Gain(Loss) on Investments-Net
 Net realized gain (loss) on
  securities                            6,388,461               749,679

 Net change in unrealized
   Appreciation (depreciation) on
   investments                          (6,481,744)             (9,369,171)
                                        -------------           ------------
 Net realized gain (loss) and change
   in unrealized appreciation
   (depreciation) on investments        (93,283)                (8,619,492)

  Net increase (decrease) in net
   assets resulting from operations     ($147,780)              ($8,757,952)
                                        =============           ============


     (1) Net of foreign withholding taxes of $1,816, $90 and $4,715 for Large Capitalization Value, Large Capitalization Growth and International Equity, respectively.

See accompanying notes to financial statements.


Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------


                                                                U.S.
                                Investment                      Government
                                Quality         Municipal       Money
                                Bond            Bond            Market
                                Portfolio       Portfolio       Portfolio
                                ------------    -----------     ------------

Investment Income
 Dividends                      -               -               -
 Interest                       1,167,918       274,898         1,296,933
                                ------------    -----------     ------------
    Total investment income     1,167,918       274,898         1,296,933
                                ------------    -----------     ------------
Operating Expenses
 Management fees (notes 2a, 2e) 101,429         28,030          96,129
 Administration fees (note 2c)  14,480          4,525           18,100
 Transfer and dividend disbursing
 agent fees                     34,390          9,050           36,200
 Custodian fees (note 2a)       50,180          30,163          27,434
 Registration fees              10,661          9,119           13,461
 Professional  fees             12,185          8,927           13,452
 Reports and notices to
  shareholders                  5,430           -               6,536
 Trustees' fees                 3,776           744             4,983
 Distribution & service fees
   (note 2d)
     Class B                    612             82              551
     Class C                    8,026           799             5,259
 Miscellaneous                  1,091           362             1,584
                                ----------      -----------     -----------
   Total operating expenses     242,260         91,801          223,689
     Less: Management fees waived
        and/or expenses assumed
        (note 2a)               -               (28,686)        (1,243)
          Expense offset
          arrangement (note 2a) (28,460)        (1,203)         (284)
                                ----------      -----------     -----------
     Net operating expenses     213,800         61,912          222,162
                                ----------      -----------     -----------
     Net investment income
     (loss)                     954,118         212,986         1,074,771
                                ----------      -----------     -----------
Realized and Unrealized
Gain(Loss) on Investments-Net
 Net realized gain (loss) on
  securities                    223,411         20,178          11,201

 Net change in unrealized
   Appreciation (depreciation)
   on investments               1,293,499       336,357         -
                                ----------      -----------     -----------
 Net realized gain (loss) and
   change in unrealized
   appreciation (depreciation)
   on investments               1,516,910       356,535         11,201

  Net increase (decrease) in net
   assets resulting from
   operations                   $2,471,028      $569,521        $1,085,972
                                ==========      ===========     ===========


See accompanying notes to financial statements.



Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------
                                                Large Capitalization Value
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ 270,863    $   518,044
 Net realized gain(loss) on investments         2,119,494      3,958,562
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 7,081,032     (4,982,517)
 Net increase (decrease) in net assets
  resulting from operations                     9,471,389       (505,911)

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (464,549)       (658,178)
  Class B                                       (8,907)         (2,492)
  Class C                                       (23,070)        (20,810)
 Net realized gain
  Class I                                       (1,882,532)     (7,097,607)
  Class B                                       (36,095)        (26,868)
  Class C                                       (93,487)        (224,407)
 Total dividends and distributions
  to shareholders                               (2,508,640)     (8,030,362)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       17,127,324      27,751,163
  Class B                                       184,300         1,144,739
  Class C                                       534,948         3,704,069
 Reinvestment of dividends and distributions
  Class I                                       2,323,079       7,680,907
  Class B                                       44,156          27,162
  Class C                                       114,323         238,806
 Cost of shares sold
  Class I                                       (19,651,063)    (30,085,894)
  Class B                                       (58,819)        (45,282)
  Class C                                       (570,652)       (1,367,705)
 Net increase in net assets from share
  transactions of beneficial interest           47,596          9,047,965
                                                ----------      ----------
  Total increase(decrease) in net assets        7,010,345       511,692

Net Assets
 Beginning of period                            80,305,254      79,793,562
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $87,315,599     $80,305,254
                                                -----------     -----------
See accompanying notes to financial statements.

                                                Large Capitalization Growth
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ (223,136)    $ (541,515)
 Net realized gain(loss) on investments         1,965,675       13,895,002
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 (57,902,326)    24,523,425
 Net increase (decrease) in net assets
  resulting from operations                     (56,159,787)    37,876,912

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                                -             -
  Class B                                                -             -
  Class C                                                -             -
 Net realized gain
  Class I                                       (13,255,670)     (7,263,382)
  Class B                                       (290,194)        (21,967)
  Class C                                       (704,533)        (232,902)
 Total dividends and distributions
  to shareholders                               (14,250,397)     (7,518,251)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       21,034,312      49,262,429
  Class B                                       234,802         2,491,683
  Class C                                       856,424         6,128,643
 Reinvestment of dividends and distributions
  Class I                                       13,093,104      7,192,591
  Class B                                       283,553         20,096
  Class C                                       675,111         225,959
 Cost of shares sold
  Class I                                       (26,143,202)    (58,690,995)
  Class B                                       (50,734)        (125,520)
  Class C                                       (1,047,398)     (2,443,898)
 Net increase in net assets from share
  transactions of beneficial interest           8,935,972       4,060,988
                                                ----------      ----------
  Total increase(decrease) in net assets        (61,474,212)    34,419,649

Net Assets
 Beginning of period                            152,417,785     117,998,136
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $90,943,573     $152,417,785
                                                -----------     -----------
See accompanying notes to financial statements.


                                                    Small Capitalization
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ (54,497)      $ (163,297)
 Net realized gain(loss) on investments         6,388,461       3,281,321
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 (6,481,744)     8,442,326
 Net increase (decrease) in net assets
  resulting from operations                     (147,780)       11,560,350

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                                -             -
  Class B                                                -             -
  Class C                                                -             -
 Net realized gain
  Class I                                       (4,261,420)     (477,007)
  Class B                                       (40,638)        (1,052)
  Class C                                       (150,891)       (10,630)
 Total dividends and distributions
  to shareholders                               (4,452,949)     (488,689)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       5,402,263       10,645,993
  Class B                                       29,047          330,613
  Class C                                       126,681         1,681,162
 Reinvestment of dividends and distributions
  Class I                                       4,227,762       474,540
  Class B                                       40,092          1,005
  Class C                                       150,709         10,629
 Cost of shares sold
  Class I                                       (6,617,332)     (11,731,700)
  Class B                                       (26,960)        (15,240)
  Class C                                       (531,629)       (597,010)
 Net increase in net assets from share
  transactions of beneficial interest           2,800,633       799,992
                                                ----------      ----------
  Total increase(decrease) in net assets        (1,800,096)     11,871,653

Net Assets
 Beginning of period                            50,403,867      38,532,214
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $48,603,771     $50,403,867
                                                -----------     -----------
See accompanying notes to financial statements.


Six Months Ended February 28, 2001 (Unaudited)
----------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------
                                                    International Equity
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $ (138,460)     $ (34,439)
 Net realized gain(loss) on investments         749,679         3,040,350
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 (9,369,171)     3,434,380
 Net increase (decrease) in net assets
  resulting from operations                     (8,757,952)     6,440,291

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                                -      (178,106)
  Class B                                                -      (520)
  Class C                                                -      (2,430)
 Net realized gain
  Class I                                       (2,840,645)     (426,623)
  Class B                                       (38,164)        (1,245)
  Class C                                       (127,101)       (5,821)
 Total dividends and distributions
  to shareholders                               (3,005,910)     (614,745)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       45,819,400      14,990,360
  Class B                                       59,056          346,653
  Class C                                       200,978         1,378,461
 Reinvestment of dividends and distributions
  Class I                                       2,807,717       600,053
  Class B                                       38,082          1,763
  Class C                                       126,828         8,249
 Cost of shares sold
  Class I                                       (46,625,693)    (14,230,516)
  Class B                                       (11,082)        (5,745)
  Class C                                       (289,043)       (263,327)
 Net increase in net assets from share
  transactions of beneficial interest           2,126,244       2,825,951
                                                ----------      ----------
  Total increase(decrease) in net assets        (9,637,618)     8,651,497

Net Assets
 Beginning of period                            37,841,292      29,189,795
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $28,203,674     $37,841,292
                                                -----------     -----------
See accompanying notes to financial statements.

                                                   Investment Quality Bond
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $954,118        $2,060,292
 Net realized gain(loss) on investments         223,411         (651,960)
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 1,293,499       614,883
 Net increase (decrease) in net assets
  resulting from operations                     2,471,028       2,023,215

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (915,930)       (2,012,045)
  Class B                                       (2,710)         (4,312)
  Class C                                       (35,479)        (43,936)
 Net realized gain
  Class I                                             -               -
  Class B                                             -               -
  Class C                                             -               -
 Total dividends and distributions
  to shareholders                               (954,119)       (2,060,293)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       34,500,896      11,618,769
  Class B                                       38,770          70,053
  Class C                                       516,958         1,379,097
 Reinvestment of dividends and distributions
  Class I                                       867,105         1,946,877
  Class B                                       2,593           4,164
  Class C                                       33,603          40,569
 Cost of shares sold
  Class I                                       (30,599,402)    (21,390,237)
  Class B                                       (12,555)        (14,110)
  Class C                                       (225,651)       (651,854)
 Net increase in net assets from share
  transactions of beneficial interest           5,122,317       (6,696,672)
                                                ----------      ----------
  Total increase(decrease) in net assets        6,639,226       (6,733,750)

Net Assets
 Beginning of period                            34,684,595      41,418,345
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $41,323,821     $34,684,595
                                                -----------     -----------
See accompanying notes to financial statements.

                                                       Municipal Bond
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $212,986        $450,879
 Net realized gain(loss) on investments         20,178          (104,862)
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                 336,357         200,242
 Net increase (decrease) in net assets
  resulting from operations                     569,521         546,259

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (210,228)       (448,029)
  Class B                                       (264)           (382)
  Class C                                       (2,496)         (2,471)
 Net realized gain
  Class I                                             -         (62,225)
  Class B                                             -         (48)
  Class C                                             -         (365)
 Total dividends and distributions
  to shareholders                               (212,988)       (513,520)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       1,047,370       1,689,751
  Class B                                             -         26,343
  Class C                                       160,027         73,956
 Reinvestment of dividends and distributions
  Class I                                       207,672         502,497
  Class B                                       263             399
  Class C                                       2,143           2,841
 Cost of shares sold
  Class I                                       (1,040,865)     (3,757,336)
  Class B                                       (16)            (18,707)
  Class C                                       (23,343)        (3,805)
 Net increase in net assets from share
  transactions of beneficial interest           353,251         (1,484,061)
                                                ----------      ----------
  Total increase(decrease) in net assets        709,784         (1,451,322)

Net Assets
 Beginning of period                            10,150,817      11,602,139
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $10,860,601     $10,150,817
                                                -----------     -----------
See accompanying notes to financial statements.

                                                U.S. Government Money Market
                                                          Portfolio
                                                -------------   -------------
                                                6 Mos. Ended    Year Ended
                                                Feb. 28, 2001   Aug. 31, 2000
                                                -------------   -------------
Operations
 Net investment income (loss)                   $1,074,771      $2,146,725
 Net realized gain(loss) on investments          11,201          (4,591)
 Net change in unrealized appreciation          -------------   -------------
  (depreciation) on investments                       -               -
 Net increase (decrease) in net assets
  resulting from operations                     1,085,972       2,142,134

Dividends and Distributions
 to Shareholders
 Net investment income
  Class I                                       (1,048,798)     (2,109,276)
  Class B                                       (2,486)         (4,138)
  Class C                                       (23,488)        (33,311)
 Net realized gain
  Class I                                             -              -
  Class B                                             -              -
  Class C                                             -              -
 Total dividends and distributions
  to shareholders                               (1,074,772)     (2,146,725)

Share Transactions of
  Beneficial Interest
 Net proceeds from shares sold
  Class I                                       70,220,048      61,134,769
  Class B                                       43,671          115,647
  Class C                                       1,203,327       2,236,416
 Reinvestment of dividends and distributions
  Class I                                       1,026,696       2,059,138
  Class B                                       2,349           3,944
  Class C                                       22,584          36,026
 Cost of shares sold
  Class I                                       (66,043,810)    (75,942,131)
  Class B                                       (29,040)        (75,248)
  Class C                                       (360,386)       (1,762,722)
 Net increase in net assets from share
  transactions of beneficial interest           6,085,439       (12,194,161)
                                                ----------      ----------
  Total increase(decrease) in net assets        6,096,639       (12,198,752)

Net Assets
 Beginning of period                            36,525,511      48,724,263
 End of period (including undistributed         ----------      ----------
  (overdistributed) net investment income
 of $58,672, $284,335, ($221,240)
 $1,896, ($61,958), $1,897, ($135,238),
 $1,896, $1,895, $1,895, $2,043
 $2,044, $1,895, and $1,895 respectively)       $42,622,150     $36,525,511
                                                -----------     -----------
See accompanying notes to financial statements.


Six Months Ended February 28, 2001 (Unaudited)

----------------------------------------------
NOTES TO FINANCIAL STATEMENTS
----------------------------------------------

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Saratoga Advantage Trust (the "Trust") was organized on April 8, 1994 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust consists of seven portfolios: the U.S. Government Money Market Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the Large Capitalization Value Portfolio; the Large Capitalization Growth
Portfolio;  the Small  Capitalization  Portfolio  and the  International  Equity
Portfolio. Saratoga Capital Management (the "Manager") serves as the Trust's manager. Each of the Portfolios are provided with discretionary advisory services of an Advisor identified, retained, supervised and compensated by the Manager. The following serve as Advisors (the "Advisors") to their respective portfolio(s): OpCap Advisors (formerly Quest for Value Advisors): Municipal Bond and Large Capitalization Value; Fox Asset Management Inc.: Investment Quality Bond and Small Capitalization; Harris Bretall Sullivan and Smith, L.L.C.: Large Capitalization Growth; Sterling Capital Management Co.: U.S. Government Money Market and Friends Ivory & Sime plc: International Equity. Funds Distributor, Inc. (the "Administrator") provides the Trust with administrative services. Funds Distributor, Inc. (the "Distributor") also serves as the Trust's distributor. On August 19, 1994, U.S. Government Money Market Portfolio issued 100,000 shares to the Manager for $100,000 to provide initial capital for the Trust.

     Currently, each Portfolio offers Class I, Class B and Class C shares. Each class represents interest in the same assets of the applicable portfolio, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

     The following is a summary of significant accounting policies consistently followed by each Portfolio:

       (a) Valuation of Investments

     Investment securities listed on a national securities exchange and securities traded in the over-the-counter National Market System are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short - term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. The U.S. Government Money Market Portfolio values all of its securities on the basis of amortized cost which approximates market value. Investments in countries in which the International Equity Portfolio may invest involve certain risks not typically associated with domestic investments including the possibility of future political and economic instability, erratic market conditions and changes in the level of governmental supervision and regulation of foreign securities markets.

       (b) Federal Income Tax

     It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to shareholders; accordingly, no Federal income tax provision is required.

       (c) Security Transactions and Other Income

     Security transactions are recorded on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

       (d) Dividends and Distributions

    The following table summarizes each Portfolio's dividend and capital gain declaration policy:

                                Income
                                Dividends               Capital Gains
                                ---------------         ------------------
Large Capitalization Value      annually                annually
Large Capitalization Growth     annually                annually
Small Capitalization            annually                annually
International Equity            annually                annually
Investment Quality Bond         daily *                 annually
Municipal Bond                  daily *                 annually
U.S. Government Money Market    daily *                 annually

* paid monthly

     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

       (e) Allocation of Expenses

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis.

       (f) Repurchase Agreements

     The Trust, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. The Manager is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

       (g) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.    MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable monthly by each Portfolio to the Manager and are computed daily at the following annual rates of each Portfolio's
average  daily  net  assets:   .65%  for  Large   Capitalization   Value,  Large
Capitalization Growth and Small  Capitalization;  .75% for International Equity;
 .55% for Investment Quality Bond and Municipal Bond and .475% for U.S. Government Money Market.

     For the six months ended February 28, 2001, the Manager voluntarily waived a portion of its fee in the amount of $28,686 and $1,243 for Municipal Bond and U.S. Government Money Market, respectively.

     The Portfolios also benefit from an expense offset arrangement with their custodian bank where uninvested cash balances earn credits that reduce monthly fees.

     (b) The Manager, not the Portfolios, pays a portion of its management fees to the Advisors at the following annual rates of each Portfolio's average daily net assets: .30% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; .40% for International Equity; .20% for Investment Quality Bond and Municipal Bond and .125% for U.S. Government Money Market.

     (c) The administration fee is accrued daily and payable monthly to the Administrator. The administration fee for the six months ended February 28, 2001 was $169,720 (exclusive of out-of-pocket administration fees) for the Trust.

     (d) The Portfolios have adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the distribution of Class B and Class C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets of Class B and Class C shares. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

     (e) The Trust and the Manager have entered into an Excess Expense Agreement (the "Expense Agreement") effective January 1, 1999. In connection with the Expense Agreement the Manager is currently waiving its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an "Expense Cap"). Under the terms of the Expense Agreement, expenses borne by the Manager are subject to reimbursement by the Portfolios up to five years from the date the fee or expense was incurred, but no reimbursement will be made by a Portfolio if it would result in the Portfolio exceeding its Expense Cap. The Expense Agreement can be terminated by either party, without penalty, upon 60 days' prior notice. For the six months ended February 28, 2001, no reimbursement payments were made by the Portfolios to the Manager under the terms of the Expense Agreement.

3.    PURCHASES AND SALES OF SECURITIES

     For the six months ended February 28, 2001, purchases and sales of investment securities, other than short-term securities were as follows:

                                Purchases               Sales
                                --------------          --------------
Large Capitalization Value      $37,291,903             $37,572,267
Large Capitalization Growth      22,725,907              34,296,740
Small Capitalization             36,254,999              41,549,353
International Equity              9,015,007               9,141,473
Investment Quality Bond           9,322,965               8,020,367
Municipal Bond                    1,208,090               1,137,594

4.    UNREALIZED APPRECIATION (DEPRECIATION) FOR FEDERAL INCOME TAX PURPOSES

     At  February  28,  2001,  the   composition   of  unrealized   appreciation
(depreciation) of investment securities were as follows:

                                Appreciation    (Depreciation)  Net
                                -------------   --------------  -------------
Large Capitalization Value      $12,443,537     ($2,612,850)    $9,830,687
Large Capitalization Growth      23,322,043     (16,694,055)     6,627,988
Small Capitalization              2,742,918      (2,994,698)      (251,780)
International Equity              1,822,274      (3,807,456)    (1,985,182)
Investment Quality Bond           1,014,738        (188,918)       825,820
Municipal Bond                      268,407         (76,148)       192,259

     For U.S. Federal income tax purposes, the cost of securities owned at February 28, 2001 was substantially the same as the cost of securities for financial statement purposes.

5.    AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     Each Portfolio has unlimited Class I shares of beneficial interest authorized with $.001 par value per share. Transactions in capital stock for the I Class were as follows for the periods indicated:

                                        (unaudited)
                                        6 Months Ended          Year Ended
                                        February 28, 2001       August 31, 2000
                                        -----------------       ---------------
Large Capitalization Value
  Issued                                   891,586               1,485,531
  Redeemed                              (1,017,156)             (1,635,250)
  Reinvested from Dividends                121,182                 417,431
  Net Increase (Decrease) in Shares         (4,388)                267,712

Large Capitalization Growth
  Issued                                   819,858               1,603,517
  Redeemed                              (1,030,299)             (1,884,166)
  Reinvested from Dividends                596,494                 239,432
  Net Increase (Decrease) in Shares        386,053                 (41,217)

Small Capitalization
  Issued                                   460,882                 956,978
  Redeemed                                (566,306)             (1,050,321)
  Reinvested from Dividends                396,283                  51,025
  Net Increase (Decrease) in Shares        290,859                 (42,318)

International Equity
  Issued                                 3,600,534                 984,558
  Redeemed                              (3,686,372)               (911,588)
  Reinvested from Dividends                231,650                  38,445
  Net Increase in Shares                   145,812                 111,415

Investment Quality Bond
  Issued                                 3,397,851               1,182,384
  Redeemed                              (3,012,330)             (2,181,650)
  Reinvested from Dividends                 85,756                 198,420
  Net Increase (Decrease) in Shares        471,277                (800,846)

Municipal Bond
  Issued                                   101,682                 174,483
  Redeemed                                (101,666)               (388,444)
  Reinvested from Dividends                 20,294                  51,614
  Net Increase (Decrease) in Shares         20,310                (162,347)

U.S. Government Money Market
  Issued                                70,220,048              61,134,768
  Redeemed                             (66,043,810)            (75,942,131)
  Reinvested from Dividends              1,026,696               2,059,138
  Net Increase (Decrease) in Shares      5,202,934             (12,748,225)

     Each  Portfolio  has  unlimited  Class B and Class C shares  of  beneficial interest authorized with $.001 par value per share. Transactions in capital stock for the Class B and Class C shares were as follows for the period indicated:
                            Class B                        Class C

                 (unaudited)                       (unaudited)
                 6 Months Ended   Year Ended       6 Months Ended  Year Ended
                 Feb. 28, 2001    Aug 31, 2000  Feb. 28, 2001   Aug 31, 2000

Large Capitalization Value
  Issued            9,804            62,862        28,488        198,592
  Redeemed         (3,017)           (2,590)      (29,663)       (75,030)
  Reinvested
   from Dividends   2,343             1,488         6,058         13,057
  Net Increase     ------           -------       -------       --------
   in Shares        9,130            61,760         4,883        136,619
                   ------           -------       -------       --------

Large Capitalization Growth
  Issued            8,799            80,730        33,057        205,339
  Redeemed         (2,376)           (4,109)      (45,690)       (83,088)
  Reinvested
   from Dividends  13,232               677        31,444          7,600
  Net Increase     ------            ------        ------        -------
   in Shares       19,655            77,298        18,811        129,851
                   ------            ------        ------        -------

Small Capitalization
  Issued            2,465            28,255        10,893       155,407
  Redeemed         (2,348)           (1,260)      (47,978)      (47,707)
  Reinvested
   from Dividends   3,837               109        14,381         1,150
  Net Increase     ------            -------      --------      --------
   in Shares        3,954             27,074      (22,704)      108,850
                   ------            -------      --------      --------

International Equity
  Issued            4,372             22,417       15,211        89,771
  Redeemed           (945)              (421)     (23,275)      (19,572)
  Reinvested
   from Dividends   3,203                114       10,676           533
  Net Increase      -----             ------       ------       -------
   in Shares        6,630             22,110        2,612        70,732
                    -----             ------       ------       -------

Investment Quality Bond
  Issued            3,799              7,153       51,477       140,415
  Redeemed         (1,251)            (1,438)     (22,108)      (35,898)
  Reinvested
   from Dividends     257                425        3,319         4,138
  Net Increase      -----             ------       ------       -------
   in Shares        2,805              6,140       32,688       108,655
                    -----             ------       ------       -------
Municipal Bond
  Issued                -              2,656       15,358         7,561
  Redeemed            (1)             (1,927)      (2,266)         (390)
  Reinvested
   from Dividends     26                  41          209           292
  Net Increase      ----               -----       ------         ------
   in Shares          25                 770       13,301          7,463
                    ----               -----       ------         ------

U.S. Government Money Market
  Issued           43,671            115,647    1,203,327      2,236,416
  Redeemed        (29,040)           (75,249)    (360,386)    (1,762,723)
  Reinvested
   from Dividends   2,349              3,944       22,584         36,026
  Net Increase     ------            -------    ---------       --------
   in Shares       16,980             44,342      865,525        509,719
                   ------            -------    ---------       --------

6.    CAPITAL LOSS CARRYFORWARDS

     At February 28, 2001, the following portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:

Name of Portfolio       Total     2005    2006    2007    2008

U.S. Government
Money Market
Portfolio               $2,533    $32     $187    $2,090   $224

Municipal Bond
Portfolio               61,929      0        0         0 61,929

Investment Quality
Bond Portfolio          57,972      0        0         0 57,972


     In accordance with U.S. Treasury regulations, the following Portfolios have incurred and will elect to defer realized capital losses arising after October 31, 1999 ("Post-October losses"). Such losses are treated for tax purposes as arising on the first business day of the Portfolio's next taxable year (September 1, 2001).



                                                    Capital
                                                    Losses

Large Capitalization Value Portfolio               $    -

Large Capitalization Growth Portfolio                   -

Small Capitalization Portfolio                     1,881,629

International Equity Portfolio                          -

Investment Quality Bond Portfolio                    549,129

Municipal Bond Portfolio                              42,933

U.S. Government Money Market Portfolio                 4,421




--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------





                           INCOME FROM          DIVIDENDS AND
                       INVESTMENT OPERATIONS    DISTRIBUTIONS                                                  RATIOS

                                                 Distributions
                                                        to
                           Net                           Shareholders
                        Realized
                           And                Dividends   from Net   Net           Net     Ratio of Net Ratio of Net
Net Asset               Unrealized    Total        to      Realized  Asset         Assets  Operating    Investment
Value,       Net      Gain (Loss)    from    Shareholders  Gains     Value,        End of  Expenses     Income (Loss)  Portfolio
                                                from Net
Beginning  Investment       on      Investment Investment     on     End of  Total Period  To Average   to Average     Turnover
                                                                                                        Net Assets
of Period     Income    Investments Operations   Income   Investments Period Return*(000's) Net Assets                 Rate
                          (Loss)
----------------------------------------------
Large Capitalization Value Portfolio (Class C)
----------------------------------------------
September 1, 2000 to
    February 28, 2001 (unaudited)
$18.27    ($0.02)       $2.05        $2.03      ($0.11)   ($0.46)    $19.73  11.30% $3,886 1.85%(4)    (0.18%)(4)     45%

Year Ended August 31, 2000
20.52        0.05      (0.33)     (0.28)      (0.17)     (1.80)      18.27    (1.39%) 3,509 1.85%       (0.13%)         90%

 January 4, 1999 (2)
   to August 31, 1999
20.21        0.04       0.27      0.31            -        -         20.52     1.53%  1,138 0.61%(1,3)   (0.56%)(1,3)   67%

     During the fiscal period ended August 31, 1999, Saratoga Capital Management waived a portion of its management fees. Additionally, for the periods presented above,  the Portfolio  benefited  from an expense  offset  arrangement  with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the  respective  periods,  the ratios of net  operating  expenses  to average  daily net assets and of net  investment  income (loss) to average daily net assets would have been 1.85% and (0.13%),  respectively,  for the year ended
August 31, 2000, 1.41% and 1.36 %,  respectively,  for the year ended August 31,
1999.
----------------------------------------------
Large Capitalization Growth Portfolio (Class C)
----------------------------------------------
September 1, 2000 to
    February 28, 2001 (unaudited)
$33.05    ($0.12)   ($11.84)    ($11.96)      --        ($3.18)     $17.91   (37.77%)$4,140 (4) 1.81% (4)(1.19%)      21%

Year Ended August 31, 2000
26.78     (0.26)       8.19        7.93        --       (1.66)      33.05     30.30%   7,017    1.59% (1) (1.06%)     33%

 January 4, 1999 (2)
   to August 31, 1999
24.74      (0.10)       2.14        2.04     --             --       26.78     8.25%   2,209     1.22% (1,3)(0.82%) (1,3) 39%

     (1) During the fiscal  periods  ended  August 31, 2000 and August  31,1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.63% and
(1.02%),  respectively,  for the year ended  August 31,  2000,  1.34% and 0.94%, respectively, for the year ended August 31, 1999.
--------------------------------------------
Small Capitalization Portfolio (Class C)
--------------------------------------------
September 1, 2000 to
    February 28, 2001 (unaudited)
$12.73    ($0.09)    ($0.08)     ($0.17)      --        ($1.15)   $11.41   (0.61%)     $1,259      2.07% (4)    (1.10%)(4)      82%

Year Ended August 31, 2000
10.06      (0.07)       2.86        2.79     --          (0.12)      12.73  28.22%      1,693      1.72% (1)     (0.79%)(1)     59%

 January 4, 1999 (2)
   to August 31, 1999
9.33      (0.02)       0.75        0.73     --             --       10.06   7.82%      243        1.46% (1,3)    (1.09%)(1,3)   32%

     (1) During the fiscal  periods  ended  August 31, 2000 and August 31, 1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 1.74% and
(0.76%),  respectively,  for the year ended August 31, 2000,  1.56% and (1.19%), respectively, for the year ended August 31, 1999.

----------------------------------------
International Equity Portfolio (Class C)
----------------------------------------
September 1, 2000 to
    February 28, 2001 (unaudited)
$15.40     ($0.10)    ($3.32)     ($3.42)        --    ($1.25)    $10.73   (23.00%)  $1,098   1.98%(4)         (1.60%) (4)     28%

Year Ended August 31, 2000
13.10        0.00       2.56        2.56    ($0.08)    (0.18)      15.40    19.54%   1,534     1.82%          (0.45%)         45%

 January 4, 1999 (2)
   to August 31, 1999
12.29        0.02       0.79                    --        --      13.10   6.59%     380       1.15%(1,3)      0.20%         46%

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average  daily  net  assets  would  have  been  1.98%  and  (0.29%), respectively, for the year ended August 31, 2000, 1.29% and 0.34%, respectively, for the year ended August 31, 1999.
----------------------------------------------
Investment Quality Bond Portfolio (Class C)
----------------------------------------------
September 1, 2000 to
    February 28, 2001 (unaudited)
$9.90       $0.22        $0.41    $0.63      ($0.22)    --           $10.31  6.44%   $1,753  1.91%(4)         4.37%(4) 22%

Year Ended August 31, 2000
9.89        0.46       0.01        0.47     (0.46)     --            9.90      4.88%  1,361  1.92%            4.69%    53%

 January 4, 1999 (2)
   to August 31, 1999
10.29        0.28     (0.40)      (0.12)     (0.28)      --           9.89    (1.21%)  284   1.26% (1,3)     2.69% (1,3) 62%

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average   daily  net  assets   would  have  been  1.97%  and  4.74%,
respectively, for the year ended August 31, 2000, 1.30% and 2.73%, respectively, for the year ended August 31, 1999.
--------------------------------------
Municipal Bond Portfolio (Class C)
--------------------------------------
September 1, 2000 to
    February 28, 2001 (unaudited)
$10.09      $0.16   $0.35      $0.51    ($0.16)      --              $10.44      5.08% $257  2.26%(4)     3.09%(4)    11%

Year Ended August 31, 2000
10.00        0.35   0.13       0.48     (0.33)   ($0.06)             10.09      4.97%   114  2.20%(1)     3.40$       12%

 January 4, 1999 (2)
   to August 31, 1999
10.66        0.25     (0.68)  (0.43)    (0.23)     --                10.00    (4.12%)  38     0.68% (1,3) 2.64% (1,3) 23%

     (1) During the fiscal  periods  ended  August 31, 2000 and August 31, 1999,
Saratoga   Capital   Management   waived  a  portion  of  its  management  fees.
Additionally,  for the periods presented above, the Portfolio  benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and  expense  offsets  had not been in effect for the  respective  periods,  the ratios  of net  operating  expenses  to  average  daily  net  assets  and of net investment  income  (loss) to average daily net assets would have been 2.84% and
2.76%,  respectively,  for the year  ended  August  31,  2000,  1.82% and 3.78%, respectively, for the year ended August 31, 1999.

-------------------------------------------------
U.S. Government Money Market Portfolio (Class C)
-------------------------------------------------
September 1, 2000 to
February 28, 2001 (unaudited)
$1.000     $0.022      --         $0.022   ($0.022)      --         $1.000     2.26%   1,671  1.87%(1,4) 4.40% (4)     n/a

Year Ended August 31, 2000
1.000       0.040     --           0.040    (0.040)      --          1.000      4.10%  805    1.87%      4.11%         n/a

 January 4, 1999 (2)
   to August 31, 1999
1.000       0.022     --           0.022    (0.022)      --          1.000      1.99%  295     1.22%(1,3)2.03% (1,3)   n/a

     (1) During the fiscal  period  ended  August  31,  1999,  Saratoga  Capital
Management  waived a  portion  of its  management  fees.  Additionally,  for the periods  presented  above,  the  Portfolio  benefited  from  an  expense  offset arrangement  with its custodian  bank. If such waivers,  assumptions and expense offsets  had not been in effect for the  respective  periods,  the ratios of net operating  expenses  to average  daily net assets and of net  investment  income
(loss)  to  average   daily  net  assets   would  have  been  1.87%  and  4.11%,
respectively, for the year ended August 31, 2000, 1.26% and 2.07%, respectively, for the year ended August 31, 1999.


--------------------------------------------------------------------------------

(2) Commencement of offering.
(3) Not Annualized
(4) Annualized


     * Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.


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